File No. 333-76350

811-10619

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☒	Post Effective Amendment Number 24

And/or

☒	Registration Statement Under the Investment Company Act of 1940

☒	Amendment No. 23

National Security Variable Account N

(Exact Name of Registrant)

National Security Life and Annuity Company

(Name of Depositor)

810 Seventh Avenue

New York, New York 10019

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Carlton Fields Jorden Burt PA

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2014 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contracts

NScore Xtra

National Security Variable Account N

National Security Life and Annuity Company

Administrative Office: One Financial Way • Montgomery, Ohio 45242 •1-877-446-6020

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides information regarding the material provisions of your variable annuity contract. National Security Life and Annuity Company ("National Security") issues the contract. This contract is not available in all states.

Variable annuities provide Contract Value and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the Contract Value or annuity payments will equal or exceed your purchase payments. Any guarantees under the contract or optional riders that exceed the value of your interest in the separate account National Security Variable Account N ("VAN") are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. The contracts are not insured by the FDIC or any other agency. They are not deposits or obligations of any bank and are not bank guaranteed.

The variable annuity contracts are designed for: (1) annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code, as amended, (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code; (2) other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code; (3) individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code; (4) state and municipal deferred compensation plans and (5) non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax-deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). For new contracts, we may currently limit your total purchase payments for any one life to $3,000,000. We reserve the right to limit your purchase payments as described later in this prospectus. For each payment you make, we will credit an extra 4% of that amount to your contract value. The total expenses for this contract may be higher than the expenses for a similar contract not paying an extra credit. Over time, the value of the extra credit could be more than offset by the higher charges.

You may direct the allocation of your purchase payments to one or more investment options of VAN and the Fixed Accumulation Account. Currently, your allocation of Contract Value may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAN is a separate account of National Security. The assets of VAN are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, J.P. Morgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

Keep this prospectus for future reference. It sets forth the information about VAN and the variable annuity contracts that you should know before investing. Additional information about VAN has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2014. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current Fund prospectuses.

May 1, 2014

Form 6722-NSLAC	1

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.

Equity Portfolio	(ClearBridge, LLC)

Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
Balanced Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)

Risk Managed Balanced Portfolio	(Janus Capital Management, LLC; AnchorPath Financial, LLC)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.
AllianceBernstein Variable Products Series Fund, Inc. (Class B)

AllianceBernstein Dynamic Asset Allocation Portfolio(1)	AllianceBernstein L.P.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth) (Service Shares) Federated Managed Volatility Fund II Federated Managed Tail Risk Fund II (Service Shares)	Federated Equity Management Company of Pennsylvania (Federated Investment Management Company) Federated Global Investment Management Corp
Fidelity® Variable Insurance Products Fund (Service Class 2)
Fidelity® VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
Fidelity® VIP MidCap Portfolio	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio	Fidelity Management & Research Company
Fidelity® VIP Equity-Income Portfolio	Fidelity Management & Research Company
Fidelity® VIP Real Estate Portfolio	Fidelity SelectCo, LLC

Fidelity® VIP Target Volatility Portfolio(1)	Strategic Advisers, Inc.

Franklin Templeton Variable Insurance Products Trust (Class 4 Shares)

Franklin Income VIP Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund	Franklin Advisers, Inc.
Templeton Foreign VIP Fund	Templeton Investment Counsel, LLC
Franklin Founding Funds Allocation VIP Fund(1)	Franklin Templeton Services, LLC(2)

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	Goldman Sachs Asset Management, L.P.

Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Asset Management, L.P.

Goldman Sachs Strategic Growth Fund	Goldman Sachs Asset Management, L.P.

Goldman Sachs Global Markets Navigator Fund(1)	Goldman Sachs Asset Management, L.P.

Form 6722-NSLAC	2

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)
Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Global Research Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

INTECH U.S. Low Volatility Portfolio(1)	Janus Capital Management LLC

J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC

Lazard Retirement Global Dynamic Multi Asset Portfolio	Lazard Asset Management LLC

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable All Cap Value Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Equity Income Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Large Cap Value Portfolio Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(ClearBridge Investments, LLC) (Legg Mason Global Asset Allocation, LLC and Western Asset Management Company)
MFS® Variable Insurance Trust(sm) (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Management, LLC
Northern Lights Variable Trust (Class 2 shares)
TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1) PIMCO Short-Term Portfolio	Pacific Investment Management Company LLC Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC
Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC
The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management Inc.

Form 6722-NSLAC	3

____________

(1)  This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2) Franklin Templeton Services, LLC is the administrator for Franklin Founding Funds Allocation VIP Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

Form 6722-NSLAC	4

Form 6722-NSLAC	5

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annual Credit Calculation Base — The amount to which the annual credit rate is applied in the GLWB riders. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period and is increased for additional purchase payments made since the beginning of the annual credit period.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Applied for — The date the application for the annuity is signed or the electronic order is submitted to us.

ARDBR— The annual reset death benefit rider offered with this contract. The ARDBR and ARDBR (2009) are the ARDBR riders.

Asset Allocation Model — The Asset Allocation Models are a service that National Security offers. Each Asset Allocation Model is developed by Ohio National Investments, Inc. and is comprised of a combination of available investment options. Please see “Optional Asset Allocation Models” for more information.

Commission — The Securities and Exchange Commission.

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA Account.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total Contract Value, (ii) net purchase payments less pro-rata withdrawals or (iii) stepped-up Death Benefit amount if the contract has been in effect for at least 8 years, unless one of the riders added to your contract provides for a higher benefit.

Death Benefit Adjustment — The Death Benefit Adjustment is an amount added to the Contract Value to determine the Proceeds paid to the beneficiary. It represents the difference, if any, between the highest guaranteed death benefit amount and the Contract Value on the applicable calculation date as described under “Basic Death Benefit” if the Contract Value on this date is lower than the highest guaranteed death benefit amount. If the Contract Value on the applicable calculation date is higher than the highest guaranteed death benefit amount, no Death Benefit Adjustment will be made.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The gain enhancement benefit riders offered with this contract.

GLWB — The guaranteed lifetime withdrawal benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The Premium Protection, Premium Protection Plus, GMDBR80 Plus, GMDBR85 Plus, 5% GMDBR80 Plus, 5% GMDBR85 Plus, ARDBR and ARDBR (2009) are the GMDB riders.

GMIB — The guaranteed minimum income benefit amount provided for by the GMIB riders offered with this contract. The GMIB, GMIB Plus, GMIB Plus with Five Year Reset, GMIB Plus with Annual Reset and the GMIB Plus with Annual Reset (2009) are the GMIB riders.

Good order — An instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPA — The guaranteed principal access rider offered with this contract.

GPP — The guaranteed principal protection rider offered with this contract.

Guaranteed earnings rate — The guaranteed earnings rate is the effective annual rate at which values in variable portfolios or in one of the Asset Allocation Models accumulate at with the earnings base of the ARDBR (2009) or the guaranteed earnings income base of the GMIB Plus with Annual Reset (2009).

Form 6722-NSLAC	6

Notice — A written form acceptable to us, signed by you and received at our administrative office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Participating Spouse — One of two people upon whose life and age the benefits under the Joint GLWB Plus are based.

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the Contract Value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your Contract Value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for dollar reduction would. If your Contract Value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Proceeds — The amount that the beneficiary receives if the annuitant dies before annuity payments begin.

Subaccount — A subdivision of VAN. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAN (Variable Account N) — A separate account of National Security Life and Annuity Company consisting of assets segregated from National Security's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

Form 6722-NSLAC	7

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge
Surrender Charge (generally a percentage of your total purchase payments minus all previous withdrawals)(1)	1st	9%
	2nd	8%
	3rd	7%
	4th	6%
	5th	5%
	6th	4%
	7th	2%
	8th	1%
	9th and later	0%
Transfer Fee (currently no charge for the first 12 transfers each contract year)		$10
Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your Contract Value exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)

Mortality and Expense Risk Charge	1.15%
Account Expense Charge	0.25%
Total Separate Account Annual Expenses (without optional added benefits)	1.40%

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based. Some of the optional riders, marked with an * below, are not currently offered. Please see the footnotes below.)

Annual Stepped-Up Death Benefit(2)	0.25% of the optional death benefit amounts
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10% of the optional death benefit amount (current and maximum charge)
Premium Protection or Joint Premium Protection death benefit at issue ages 71-75	0.25% of the optional death benefit amount (current and maximum charge)
Premium Protection Plus or Joint Premium Protection Plus death benefit(3)* (currently 0.45%)	0.90% of the optional death benefit amount (maximum charge)

GLWB Plus (applied for on or after May 1, 2014: currently 1.05%) (applied for before May 1, 2014: currently 0.95%)	2.00% of the GLWB Base (maximum charge)
Joint GLWB Plus (applied for on or after May 1, 2014: currently 1.35%) (applied for before May 1, 2014: currently 1.20%)	2.40% of the GLWB Base (maximum charge)

GPP (2012) (currently 0.45%)	0.90% of your average annual guaranteed principal amount (maximum charge)
GMDBR80 Plus(3)*	0.25% of the optional death benefit amounts
GMDBR85 Plus(3)*	0.45% of the optional death benefit amounts
5% GMDBR80 Plus*	0.45% of the optional death benefit amounts
5% GMDBR85 Plus(4)*	0.70% of the optional death benefit amounts
ARDBR(3) *	0.60% of the optional death benefit amounts

Form 6722-NSLAC	8

ARDBR (2009)(3)* (currently 0.85%)	1.40% of the optional death benefit amounts (maximum charge)
GEB at issue ages through 70*	0.15% of your Contract Value on the contract anniversary
GEB at issue ages 71 through 75*	0.30% of your Contract Value on the contract anniversary
GEB “Plus” at issue ages through 70*	0.30% of your Contract Value on the contract anniversary
GEB “Plus” at issue ages 71 through 75*	0.60% of your Contract Value on the contract anniversary
GMIB(3) *	0.45% of your guaranteed income base
GMIB Plus(3)*	0.50% of your guaranteed income base
GMIB Plus with Five Year Reset(3)*	0.50% of your guaranteed income base
GMIB Plus with Annual Reset(3)*	0.65% of your guaranteed income base
GMIB Plus with Annual Reset (2009) (3)* (currently 0.95%)	1.50% of the guaranteed income base (maximum charge)

GPP(3), (4)*	0.55% of your average annual guaranteed principal amount

GPA (7% guaranteed annual withdrawal)(3)*	0.40% of your eligible Contract Value
GPA (8% guaranteed annual withdrawal)(3)*	0.50% of your eligible Contract Value

Summary of Maximum Contract Expenses (expenses you would pay if you elected all non-exclusive optional benefits currently available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	1.15%
Account Expense Charge	0.25%
Subtotal	1.40%
Joint Premium Protection death benefit at issue ages 71-75	0.25%
Joint GLWB Plus	2.40%
Maximum Possible Total Separate Account Expenses:	4.05%(5)

____________

(1)  The percentage varies with the number of years from purchase payments to which values relate. The surrender charge may also be called a Contingent Deferred Sales Charge.

(2) In those states where permitted, rider charge is 0.25% for contracts applied for on or after May 15, 2009. For other contracts, rider charge is 0.10%. See your representative for more information.

(3) No longer available for purchase.

(4) In those states where permitted, rider charge is 0.55% for riders applied for on or after May 15, 2009. For other riders, the charge is 0.20%. See your representative for more information.

(5) Assumes average account value, Contract Value and all bases upon which rider charges are based are equal. If such amounts are not equal, then total charges may be higher or lower. Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP or GPP (2012)	GPA or any GLWB
GPA	GPP, any GMIB or any GLWB
One of the GMDB riders	Any other GMDB rider
Annual stepped-up death benefit	Any ARDBR
One of the GMIB riders	Any other GMIB, GLWB or GPA
GLWB Plus or Joint GLWB Plus	Any other rider except the annual stepped-up death benefit, Premium Protection, Premium Protection Plus, deferral credit or 8 year GPP with GLWB

Furthermore, if you have an ARDBR, you must also have the comparable GMIB Plus with Annual Reset. Please carefully review the rider descriptions later in this prospectus.

Form 6722-NSLAC	9

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses as of December 31, 2013 (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)(1)	0.36%	2.88%

________

(1)Some of the Funds available are structured as “fund of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown above include the total fees and expenses of the fund of funds, including the acquired fund fees and expenses of such fund of funds.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender, or when assessed. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,535	$2,928	$4,495	$9,253

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$723	$2,293	$4,039	$9,253

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,281	$2,160	$3,207	$6,660

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$471	$1,530	$2,757	$6,660

FINANCIAL STATEMENTS

The complete financial statements of VAN and National Security, are included in the Statement of Additional Information.

Form 6722-NSLAC	10

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on May 1, 2002. Since then, the following changes have been made to available Funds:

May 1, 2003

Dreyfus Variable Investment Fund Appreciation portfolio and Royce Capital Fund portfolios added; The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers, Van Kampen Universal Institutional Funds (Class I) Core Plus Fixed Income and U.S. Real Estate portfolios discontinued for new contracts, and Van Kampen Universal Institutional Funds (Class II) Core Plus Fixed Income and U.S. Real Estate portfolios added for new contracts.

October 1, 2003	Fidelity VIP Equity-Income Portfolio added. First American Insurance Portfolios discontinued for new contracts.
May 1, 2004	Ohio National Fund U.S. Equity, Balanced and Covered Call portfolios added; PBHG Technology & Communications portfolio and Strong Variable Insurance Funds discontinued for new contracts.
May 1, 2005

Franklin Templeton Variable Insurance Products Trust funds and Lazard Retirement International Equity Portfolio added. PBHG Technology & Communications Portfolio changed its name to Liberty Ridge Technology and Communications Portfolio.

November 2, 2005	Ohio National Fund Target VIP and Target Equity/Income portfolios were added.
May 1, 2006

Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.

May 1, 2007

Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.

May 1, 2008

Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio. ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio (Class II) was added. Federated Insurance Series Federated Kaufmann Fund II (Service Shares) was added. Fidelity Variable Insurance Products Fund VIP Real Estate Portfolio (Service Class 2) was added. Franklin Templeton Variable Insurance Products Trust, Franklin Templeton VIP Founding Funds Allocation Fund (Class 4) was added. Franklin Templeton Variable Insurance Products Trust (Class 4) Franklin Income Securities Fund, Franklin Flex Cap Fund and Templeton Foreign Securities Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Class 2 shares were discontinued for such contracts. Goldman Sachs Variable Insurance Trust (Service Shares) Goldman Sachs Growth and Income Fund, Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Capital Growth Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Institutional Shares were discontinued for such contracts.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.
October 1, 2008	Ivy Variable Insurance Portfolios, Inc. and PIMCO CommodityRealReturn® Strategy Portfolio added.

Form 6722-NSLAC	11

April 24, 2009

J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009

Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010

Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

June 3, 2010

The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.
April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

June 21, 2011

AllianceBernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added.

January 1, 2012

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added.

May 1, 2012

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

October 1, 2012	Janus Aspen Series INTECH U.S. Low Volatility Portfolio was added.
February 20, 2013	Fidelity® Variable Insurance Products Fund Fidelity® VIP Target Volatility Portfolio was added.
May 1, 2013

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio.

November 1, 2013	Federated Insurance Series Federated Managed Tail Risk Fund II and PIMCO Variable Insurance Trust PIMCO Short-Term Portfolio were added.
December 20, 2013

Ohio National Fund Millennium Portfolio was reorganized into Ohio National Fund Small Cap Growth Portfolio. Ohio National Fund Target Equity/Income Portfolio was reorganized into Ohio National Fund Target VIP Portfolio. Ohio National Fund U.S. Equity Portfolio and Income Opportunity Portfolio were reorganized into Ohio National Fund Balanced Portfolio.

Form 6722-NSLAC	12

May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi Asset Portfolio. Legg Mason Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

National Security

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as The Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York (“Security Mutual”) and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. In December 2011, Ohio National Life purchased all of the shares owned by Security Mutual, thus becoming 100% owner of National Security. Ohio National Life is an Ohio domiciled life insurance company. Our home office is at 810 Seventh Avenue, New York, New York 10019. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

National Security and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time National Security has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, National Security and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

National Security Variable Account N

We established VAN on January 4, 2002 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAN. Currently your allocation of Contract Value may be to no more than 18 of the available subaccounts. We reserve the right to limit your allocation of Contract Value to no more than 10 of the available subaccounts. You assume all of the investment risk for Contract Value allocated to the subaccounts. You may be subject to additional restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Form 6722-NSLAC	13

Income, gains and losses, whether or not realized, from assets allocated to VAN are credited to or charged against VAN without regard to our other income, gains or losses. The assets maintained in VAN will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. Unlike assets in VAN or other separate accounts we have established, all of our other assets may be charged with any liabilities arising out of any of our other business.

Any guarantees under the contract that exceed your Contract Value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAN. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAN under the 1940 Act in the event such registration is no longer required; manage the VAN under the direction of committee; or combine the VAN with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAN to another separate account.

VAN is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAN are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAN, including some subaccounts that are not available for these contracts.

Investment Options

You may allocate your Contract Values to Funds, the Fixed Accumulation Account or an optional Asset Allocation Model as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Optional Asset Allocation Models” and “Investment Restrictions for Certain Optional Riders” below.

Fixed Accumulation Account

The Fixed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. We reserve the right to not offer the Fixed Accumulation Account to new contracts in the future. The Fixed Accumulation Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by New York law.

The Fixed Accumulation Account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and Contract Value between the Fixed Accumulation Account and the Funds, subject to certain restrictions described below. There might be periods when we will not make the Fixed Accumulation Account available on new contracts.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to Contract Values allocated to the Fixed Accumulation Account. We may

Form 6722-NSLAC	14

credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

• the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

• interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

• any additional excess interest we may credit to guaranteed values, minus

• any withdrawals and transfers from the guaranteed values, minus

• any surrender charge on withdrawals, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

No deductions are made from the Fixed Accumulation Account for Account Expense Charges or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAN. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Certain Funds may pay our distributor “12b-1 fees.” These fees are deducted from the assets of the Funds and are paid pursuant to a distribution (and/or shareholder servicing) plan adopted by the Funds under Rule 12b-1 of the 1940 Act. Please see the Funds’ prospectuses for more information about these fees. These payments decrease the Funds’ investment return.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-877-446-6020.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAN. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and

Form 6722-NSLAC	15

charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subacccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAN under the 1940 Act in the event such registration is no longer required; manage the VAN under the direction of committee; or combine the VAN with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAN to another separate account.

Optional Asset Allocation Models

You may choose an optional Asset Allocation Model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional Asset Allocation Model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. You may not use more than one model at a time. The GPP and GPA riders require all variable account values be in the Asset Allocation Models from the issuance of the rider until the rider ends according to its terms or annuity payments begin. The GMIB Plus with Annual Reset (2009) rider requires all your variable account values to be in Asset Allocation Models 2, 3, 4 or the Managed Volatility Model or be invested in accordance with the alternative investment restrictions from the issuance of the rider until the rider ends according to its terms or annuity payments begin. The GLWB Plus, Joint GLWB Plus and GPP (2012) riders require all your Contract Value to be in the Managed Volatility Model or be invested in accordance with the alternative investment restrictions from the issuance of the rider until the rider ends according to its terms or annuity payments begin.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

If you choose the Asset Allocation Models, upon your execution and return of the investment advisory agreement, Ohio National Investments, Inc. (“ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. Until the investment advisory agreement is executed and received by ONII, your investments will not be automatically updated in accordance with any changes that ONII may periodically make to the Models. Upon receipt of the executed investment advisory agreement, your investments will be updated in accordance with any changes that ONII may make to the Models. Currently, you are required to sign an investment advisory agreement with ONII in order to be in an Asset Allocation Model. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model.

If ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your Contract Values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your Contract Values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further automatic rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the Asset Allocation Models, the effect of the termination of the advisory agreement will be to terminate your rider as well except for the GMIB Plus with Annual Reset (2009), GLWB Plus, Joint GLWB Plus or GPP (2012) riders, which can also remain in force if you adhere to the alternative investment restrictions.

More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the Asset Allocation Models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios. ONII does not receive a fee for managing the Models themselves.

Form 6722-NSLAC	16

We have retained a third-party consultant to assist in the development of several Asset Allocation Models, each comprising a combination of the contract’s available Funds. National Security, in consultation with ONII selects the underlying Funds to be offered through this annuity contract. The consultant then performs a quantitative analysis to determine which combination of Funds offers the best opportunity to achieve the expected investment return given the acceptable level of investment risk. ONII approves the final recommendations made by the consultant. A copy of the ONII’s Form ADV may be obtained free of charge by calling 1-800-366-6654. We reserve the right to change the third party consultant we use to develop the Asset Allocation Models or to develop the Asset Allocation Models without the use of a third party consultant. The consultant selects the Funds for each of the models in accordance with risk/return profiles they have developed. Currently the following Models are available:

•  Model 1: Conservative (investment objective — preservation of capital)

• Model 2: Moderately Conservative (investment objective — moderate growth)

• Model 3: Balanced (investment objective — steady growth in asset values)

• Model 4: Moderate Growth (investment objective — moderately high growth in asset values)

• Model 5: Growth (investment objective — high growth in asset values)

• Managed Volatility Model (investment objective – protection from market downturns; more consistent returns over time)

Please see Appendix C or contact us at 1-877-446-6020 or your registered representative for more detailed information on the Models.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions.

The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an Asset Allocation Model will be allocated among the Funds as specified by the model you choose.

If your contract includes the optional Guaranteed Principal Protection (“GPP”) or Guaranteed Principal Access ("GPA") rider, your variable account values must be in one of the models. The GPP or GPA rider will be cancelled if you are no longer using any Asset Allocation Model. If the GPP or GPA is so terminated, a full annual rider charge will be assessed without being prorated to the date of termination.

We may limit the availability of an Asset Allocation Model under one of the riders with investment restrictions or that requires participation in an Asset Allocation Model. If we limit the availability of an Asset Allocation Model, unless you make additional purchase payments, your Contract Value will continue to be allocated in the unavailable Asset Allocation Model.

If we limit the availability of an Asset Allocation Model and you make additional purchase payments, you will not be permitted to allocate them to the unavailable Asset Allocation Model. Because you may only be in one Asset Allocation Model at a time, you will have to transfer your Contract Value to an available Asset Allocation Model.

We will always provide at least one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model.

If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under GPP or GPA and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model.

Currently, if you own a GMIB Plus with Annual Reset (2009), you can only be in Asset Allocation Model 2, 3, 4 or the Managed Volatility Model or comply with alternative investment restrictions, described below. If you own the GPP (2012) or any GLWB rider, you can only be in the Managed Volatility Model or comply with alternative investment restrictions, described below. If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under those riders and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model or comply with the alternative investment restrictions under those riders.

In the following scenarios, you do not have to take affirmative action to retain your rider:

• We limit the availability of an Asset Allocation Model under a rider, and you do not make any additional purchase payments.

Form 6722-NSLAC	17

• ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you do not opt out.

In the following scenarios, you must take affirmative action or your rider will be cancelled:

•  We limit the availability of an Asset Allocation Model under a rider, and you do make additional purchase payments. If you do not transfer your Contract Value to an available Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. However, if you make additional purchase payments and transfer your Contract Value to an available Asset Allocation Model at the same time, your rider will not be cancelled.

•  ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you opt out by the deadline but do not move to another Asset Allocation Model. If you do not transfer your Contract Value to another Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. If we provide only one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model, if you opt out of the revised Asset Allocation Model and do not comply with alternative investment restrictions, if applicable, your rider will be cancelled.

Investment Restrictions for Certain Optional Riders

For any GLWB or GPP (2012) riders applied for on or after October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The Fixed Accumulation Account is not an available investment option with any GLWB or GPP (2012). Your purchase payments and Contract Value must be allocated in compliance with (a) or (b):

(a) 100% must be allocated to the Managed Volatility Model. The Managed Volatility Model is one of our Asset Allocation Models. It seeks to provide protection from market downturns and more consistent returns over time. See “Optional Asset Allocation Models” for more details. Please see Appendix C for the investment options included in the Model or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Model.

or

(b)  (i) at least 50% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(ii) no more than 50% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category for any GLWB or GPP (2012) riders applied for on or after October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1	Ohio National Fund, Inc. Risk Managed Balanced Portfolio Northern Lights Variable Trust TOPS® Managed Risk Balanced ETF Portfolio TOPS® Managed Risk Moderate Growth ETF Portfolio

Federated Insurance Series

Federated Managed Tail Risk Fund II

Legg Mason Partners Variable Equity Trust

Legg Mason Dynamic Multi-Strategy VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

Form 6722-NSLAC	18

CATEGORY 2

Ohio National Fund, Inc.

Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AllianceBernstein Variable Products Series Fund, Inc.

AllianceBernstein Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Markets Navigator Fund

Janus Aspen Series

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement Global Dynamic Multi Asset Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Growth ETF Portfolio

If you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) rider before October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The Fixed Accumulation Account is not an available investment option with the GLWB Plus, Joint GLWB Plus or GPP (2012). Your purchase payments and Contract Value must be allocated in compliance with (a) or (b):

(a) 100% must be allocated to the Managed Volatility Model. The Managed Volatility Model is one of our Asset Allocation Models. It seeks to provide protection from market downturns and more consistent returns over time. See “Optional Asset Allocation Models” for more details. Please see Appendix C for the investment options included in the Model or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Model.

or

(b)  (i) at least 50% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(ii) no more than 50% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category if you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1	Northern Lights Variable Trust TOPS® Managed Risk Balanced ETF Portfolio TOPS® Managed Risk Moderate Growth ETF Portfolio TOPS® Managed Risk Growth ETF Portfolio	Federated Insurance Series Federated Managed Tail Risk Fund II PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Balanced Portfolio

Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AllianceBernstein Variable Products Series Fund, Inc.

AllianceBernstein Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Markets Navigator Fund

Janus Aspen Series

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement Global Dynamic Multi Asset Portfolio

Legg Mason Partners Variable Equity Trust

Legg Mason Dynamic Multi-Strategy VIT Portfolio

Form 6722-NSLAC	19

If you selected the GMIB Plus with Annual Reset (2009) rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below.

(1) Some or all of your purchase payments or Contract Value may be allocated to the Fixed Accumulation Account, if available. See “Fixed Accumulation Account” for more details.

(2) Any portion of your purchase payments or Contract Value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a) or (b):

(a) 100% must be allocated to one of Asset Allocation Models 2, 3 or 4 or to the Managed Volatility Model. See “Optional Asset Allocation Models” for more details. Please see Appendix C for the investment options included in the Models or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Models.

or

(b)  (i) at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

 (ii)  no more than 70% may be allocated to investment options included in Category 2;

 (iii)  no more than 25% may be allocated to investment options included in Category 3; and

  (iv)  no more than 15% may be allocated to investment options included in Category 4.

The investment options available for the GMIB Plus with Annual Reset (2009) in each Category are:

INVESTMENT OPTIONS

CATEGORY 1	Ohio National Fund, Inc. Money Market Portfolio Bond Portfolio PIMCO Variable Insurance Trust PIMCO Real Return Portfolio PIMCO Total Return Portfolio PIMCO Short-Term Portfolio	The Universal Institutional Funds, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio

Form 6722-NSLAC	20

CATEGORY 2

Ohio National Fund, Inc.

Equity Portfolio

Omni Portfolio

S&P 500® Index Portfolio

Strategic Value Portfolio

Nasdaq-100 ® Index Portfolio

Bristol Portfolio

Bristol Growth Portfolio

Balanced Portfolio

Target VIP Portfolio

Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AllianceBernstein Variable Products Series Fund, Inc.

AllianceBernstein Dynamic Asset Allocation Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Federated Managed Tail Risk Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Franklin Founding Funds Allocation VIP Fund

Templeton Foreign VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Markets Navigator Fund

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Asset Strategy

Janus Aspen Series

Janus Portfolio

Balanced Portfolio

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Strategic Equity Portfolio

Lazard Retirement Global Dynamic Multi Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable All Cap Value Portfolio

ClearBridge Variable Equity Income Portfolio

ClearBridge Variable Large Cap Value Portfolio

Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series

MFS® Total Return Series

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Growth Portfolio

CATEGORY 3

Ohio National Fund, Inc.

International Portfolio

Aggressive Growth Portfolio

High Income Bond Portfolio

Capital Appreciation Portfolio

Mid Cap Opportunity Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

J.P. Morgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Aspen Series

Overseas Portfolio

Global Research Portfolio

Lazard Retirement Series

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Form 6722-NSLAC	21

CATEGORY 4

Ohio National Fund, Inc.

International Small-Mid Company Portfolio

Capital Growth Portfolio

Small Cap Growth Portfolio

Bryton Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP Science and Technology

J.P. Morgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturnTM Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF U.S. Real Estate Portfolio

With the GMIB Plus with Annual Reset (2009), you may allocate purchase payments to the Fixed Accumulation Account as part of a dollar-cost averaging (“DCA”) program, including the Enhanced DCA, and transfer amounts out of the dollar cost averaging account (“DCA Account”) in accordance with the restrictions described above. With the GPP (2012) or any GLWB, you may allocate purchase payments to the Enhanced DCA account as part of a DCA program and transfer amounts out of the Enhanced DCA account in accordance with the restrictions. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Transfers. Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your Contract Value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications. We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any Asset Allocation Model or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the Enhanced DCA account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with the restrictions described above in this section. If a change in classification applies to future transfer requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the new investment restrictions will not apply to you. If you fail to provide us with new instructions as described and your allocation of purchase payments or Contract Value violates the investment restrictions, your rider will be terminated.

Please note that you may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model to which your Contract Value is allocated becomes unavailable for the allocation of future purchase payments under your rider and you wish to make additional purchase payments, you will have to transfer your Contract Value to an Asset Allocation Model that is available under your rider.

Rebalancing. If it is permitted as described above in this section and you choose to allocate your purchase payments to an available Asset Allocation Model, at the end of each calendar quarter we will rebalance variable account values allocated within each Asset Allocation Model to maintain the mix of investments in the proportions established for each Asset Allocation Model. If you are required to or choose to allocate your purchase payments to individual investment options described above in this section, you must provide us with rebalance allocation instructions that comply with the Fund Category and percentage limitations described above for your rider. On each three-month anniversary of the date the applicable rider was added, we will rebalance your Contract Value in accordance with your rebalance instructions.

Termination. You will not violate the investment restrictions simply because your Contract Value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or Contract Value in a manner not specified above.

• If you have purchased the GMIB Plus with Annual Reset (2009), your rider will be cancelled if you violate the restrictions. Furthermore, if you have also purchased the ARDBR (2009), it will be cancelled.

Form 6722-NSLAC	22

• If you have purchased the GLWB Plus, your rider will be cancelled if you violate the restrictions. Furthermore if you have the Premium Protection death benefit rider, Premium Protection Plus death benefit rider, the deferral credit rider or the 8-year guaranteed principal protection rider, it will also be cancelled.

• If you have purchased the Joint GLWB Plus, your rider will be cancelled if you violate the restrictions. Furthermore if you have the Joint Premium Protection death benefit rider, Joint Premium Protection Plus death benefit rider, the deferral credit rider or the 8-year guaranteed principal protection rider, it will also be cancelled.

• If you have purchased the GPP (2012), your rider will be cancelled if you violate the restrictions.

If one of these riders is terminated, a prorated annual rider charge will apply. Please see "Optional Death Benefit Riders," "Optional Guaranteed Minimum Income Benefit (GMIB) Riders," "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" and "Optional Guaranteed Principal Protection ('GPP')" for details.

Mixed and Shared Funding

In addition to being offered to VAN, Fund shares are offered to Variable Account L, our separate accounts for variable life insurance contracts and to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAN’s participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAN at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAN, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAN.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your Contract Value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Changes in Your Contract

Changes in Applicable Law

We reserve the right to change your contract without your consent in order to comply with any laws and regulations that apply, including but not limited to, changes in the Internal Revenue Code, Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by the President, a Vice President or the Secretary of National Security. We will provide you notice of any contract change and amend this prospectus as applicable.

Form 6722-NSLAC	23

Risk of Increase in Current Fees and Expenses

Some riders’ fees may be currently charged at less than their maximum amounts. We may increase these expenses up to the maximum amounts. We will provide prior notice of when we will increase fees and amend the prospectus as applicable.

Risk of Contract Termination

Your contract will terminate if your Contract Value is reduced to zero. Your Contract Value can become zero due to the assessment of the Annual Contract Fee after you have taken partial withdrawals and/or due to poor market performance.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), which is under common control with us because The Ohio National Life Insurance Company (a) is the sole owner of ONEQ and (b) as of March 30, 2007, owns over 80% of our outstanding debt. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 5.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

Surrenders and Partial Withdrawals.

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers or other benefits provided under the contract, cost of sales literature and prospectuses, and other expenses related to sales activity. If other fees or charges are being assessed in addition to the surrender charge, we will calculate the surrender charge first. The surrender charge is a percentage of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment
1st	9%
2nd	8%
3rd	7%
4th	6%
5th	5%
6th	4%
7th	2%
8th	1%
9th and later	0%

During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when a beneficiary takes a lump sum distribution after the death of the annuitant. If the annuitant dies before the end of the surrender charge period and the beneficiary chooses any settlement option other than a lump sum distribution or immediate annuitization, we will assess the applicable surrender charge on any withdrawals the beneficiary takes while the contract is in the surrender charge period.

Form 6722-NSLAC	24

Annuitization.

We do not assess a surrender charge if you annuitize your contract. See “Annuity Period — Annuity Options” later in this prospectus.

Death Benefit.

We do not assess a surrender charge upon any Proceeds paid to a beneficiary upon the death of the annuitant. See “Death Benefit — How will the Proceeds be paid to the beneficiary?” later in this prospectus.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the Contract Value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We may discontinue this limitation on our right to increase the deduction up to 1.15%. The mortality and expense risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on each contract anniversary. Not all optional benefits are currently available or are available in all states. We reserve the right to terminate or modify these benefits for new contracts at any time.

If you choose one of the optional death benefit riders described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit*	0.25%
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10%
Premium Protection or Joint Premium Protection death benefit at issue ages 71 through 75	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (No longer available for purchase.)	0.90%
(currently 0.45%)	(maximum charge)
5% GMDBR80 Plus (No longer available for purchase.)	0.45%
GMDBR80 Plus (No longer available for purchase.)	0.25%
GMDBR85 Plus (No longer available for purchase.)	0.45%
5% GMDBR85 Plus (No longer available for purchase.)	0.70%

Form 6722-NSLAC	25

ARDBR (No longer available for purchase.)	0.60%
ARDBR (2009) (No longer available for purchase.)	1.40%
(currently 0.85%)	(maximum charge)

____________

*	In those states where permitted, charge is 0.25% for contracts applied for on or after May 15, 2009. For other contracts, charge is 0.10%. See your representative for more information.

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your Contract Value on the contract anniversary:

GEB at issue ages through 70 (No longer available for purchase.)	0.15%
GEB at issue ages 71 through 75 (No longer available for purchase.)	0.30%
GEB “Plus” at issue ages through 70 (No longer available for purchase.)	0.30%
GEB “Plus” at issue ages 71 through 75 (No longer available for purchase.)	0.60%

If you choose the GMIB, the GMIB Plus, the GMIB Plus with Five Year Reset, the GMIB Plus with Annual Reset or the GMIB Plus with Annual Reset (2009) riders, the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

GMIB (No longer available for purchase.)	0.45%
GMIB Plus (No longer available for purchase.)	0.50%
GMIB Plus with Five Year Reset (No longer available for purchase.)	0.50%
GMIB Plus with Annual Reset (No longer available for purchase.)	0.65%
GMIB Plus with Annual Reset (2009) (No longer available for purchase)	1.50%
(currently 0.95%)	(maximum charge)

If you choose the GPA, the annual charge is the following percentage of your eligible Contract Value plus later purchase payments as described under “Optional Guaranteed Principal Access (“GPA”) Rider:”

For the 7% guaranteed annual withdrawal (No longer available for purchase.)	0.40%
For the 8% guaranteed annual withdrawal (No longer available for purchase.)	0.50%

If you choose a GPP rider, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

GPP (2012)	0.90%
(currently 0.45%)	(maximum charge)
GPP* (No longer available for purchase.)	0.55%

____________

*	In those states where permitted, charge is 0.55% for riders applied for on or after May 15, 2009. For other riders, charge is 0.20%. See your representative for more information.

If you choose one of the GLWB riders, the annual charge is the following percentage of your GLWB base as described under “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders:”

GLWB Plus*	2.00%
(currently 1.05%)	(maximum charge)
Joint GLWB Plus**	2.40%
(currently 1.35%)	(maximum charge)

____________

*	Charge is 1.05% for riders applied for on or after May 1, 2014. For other riders, charge is 0.95%.
**	Charge is 1.35% for riders applied for on or after May 1, 2014. For other riders, charge is 1.20%.

Form 6722-NSLAC	26

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value (minus any extra units credited) as of the date of cancellation. Our recapture of the extra units credited to your contract may result in your receiving less than the original amount invested if market performance has been negative at the time the free look request is processed.Certain other rules may apply if this contract is issued as an IRA (such as the amount you are entitled to receive and the period of time in which you have to submit a request for a free look). For more details regarding the rules for IRA contracts, see the IRA Disclosure Statement in the back of this prospectus. In order for your request to cancel to be effective and the contract value calculated, the request must be received by us at our Administrative Office (the address listed on the first page of the prospectus) on any business day before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time). Requests received after the close of the New York Stock Exchange, or received on any day when the New York Stock Exchange is not open will be processed as of the end of the next business day when the New York Stock Exchange is open. To revoke, you must return the contract to us within the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payments

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans).

For all contracts applied for on or after August 8, 2012, we currently limit your total purchase payments to $3,000,000. For those contracts, we reserve the right to limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

For all contracts applied for on or after January 12, 2010 through August 7, 2012, we currently limit your total purchase payments to $1,000,000. For those contracts, we reserve the right to limit your total purchase payments to the lesser of the following:

Form 6722-NSLAC	27

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

If you applied for your contract before January 12, 2010, we limit your total purchase payments covering the life of the annuitant to $1,500,000.

If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

We reserve the right to require company approval prior to accepting purchase payments in excess of the above limits. We reserve the right to not allow any additional purchase payments or to limit additional purchase payments if you have purchased the Premium Protection rider, Joint Premium Protection rider, Premium Protection Plus rider, Joint Premium Protection Plus rider, any GLWB or GPP (2012). If you purchase one of these riders, we currently limit total purchase payments to $3,000,000. Please see the descriptions of the riders later in this prospectus.

Extra Credit

We credit (from our general account) an extra amount to your contract each time you make a purchase payment. The extra credit equals 4% of each purchase payment. We allocate your extra credits pro rata to the subaccounts of VAN and to the Fixed Accumulation Account in the same ratio as the purchase payments. We are able to pay this extra 4% credit because (a) the contract’s surrender charge is higher than that of other similar contract that do not provide an extra credit, and (b) the sales representative receives a lower commission for selling this contract than for other similar contracts that do not provide an extra credit. National Security will profit to the extent revenues, if any, from higher surrender charges (paid only by those who surrender or withdraw money from the contract within eight years after their purchase payment) might exceed the amount of extra credits.

Extra credits are not part of the amount you will be paid if you use the free look option. We may not credit extra amounts on purchase payments you make within one year of a free withdrawal to the extent those purchase payments are less than the amount you withdrew. Extra credits within one year of death are not included in amounts payable for death benefits. Extra credits within one year of a stepped-up death benefit are not included in the increased death benefit amount. Extra credits within one year of your confinement are not included in amounts we pay under the Nursing Facility Confinement benefit. Extra credits within one year of your confinement remain part of your Contract Value, but they will not be included in amounts we pay under the Nursing Facility Confinement benefit. While extra credits are normally beneficial, you could be slightly worse off for having received an extra credit if the full amount of the credit is recaptured when there is negative investment performance:

•  during the period prior to exercise of free look rescission rights; or

• during the period (of no more than one year) between an extra credit and recapture of that credit upon payment of nursing facility confinement or death benefits if, and to the extent that, the loss on such a recapture exceeded prior extra credits and gains thereon

Extra Credits that we recover if you

• exercise your free look option,

• are paid a death benefit (including stepped-up death benefits), or

• are paid a Nursing Facility Confinement benefit will not exceed the maximum sales load that would apply to a normal surrender on that date.

We do not consider extra credits to be purchase payments or to be “investment in the contract” as described in Federal Tax Status.

Accumulation Units

Until the annuity payout date, the Contract Value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

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Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our administrative office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our administrative office of the annuitant’s death, our sole obligation is to return the Contract Value to you or your estate upon notice and proof of the death of the annuitant.

You must send any additional purchase payments directly to our administrative office. They will then be applied to your contract according to your allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our administrative office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our administrative office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your Contract Values among up to 18 investment options including the variable subaccounts of VAN and to the Fixed Accumulation Account (if available). We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. We will provide you prior written notice before we will limit you to no more than 10 investment options. The amount you allocate to any Fund or to the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our administrative office. Changes in allocation of purchase payments are not deemed effective until received by us at our administrative office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAN for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in a Dollar Cost Averaging Account.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

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(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the Contract Value (at least $300). You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the Contract Value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes Contract Values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3) such other periods as the Commission may order to protect security holders.

If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “No Lapse” provision in the “Optional Guaranteed Minimum Income Benefit (“GMIB”) Plus with Annual Reset Rider” section later in this prospectus for more information.

No Lapse Benefit Under the GMIB Plus with Annual Reset Rider

The GMIB Plus with Annual Reset Rider has a “no lapse” benefit, permitting annuitization of the contract if the Contract Value is reduced to zero ($0) before the 10 year annuitization waiting period ends. Restrictions apply. See the “No Lapse” provision under the “Optional Guaranteed Minimum Income Benefit (“GMIB”) Plus with Annual Reset Rider” section later in this prospectus.

Transfers among Subaccounts

You may transfer Contract Values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Fixed Accumulation Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

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Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the transfer of Contract Values will only be permitted into the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring Contract Values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

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Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on a valuation period (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at1-877-446-6020, or by accessing our web site at www.nslac.com. You may also request transfers or make allocation changes on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our administrative office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. There is no charge for participating in a DCA program. Each transfer under the DCA program must be at least $300. For a DCA program from a Fund, at least 12 transfers must be scheduled. For a DCA program from the Fixed Accumulation Account, at least three transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you are in an Asset Allocation Model or unless other investment restrictions are applicable, a DCA program may be made with transfers from Funds or the Money Market Portfolio to any other Funds at any time during the contract.

A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not

Form 6722-NSLAC	32

assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the DCA program to existing contracts that are not currently enrolled in a DCA program.

Enhanced DCA Account.  We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the Enhanced DCA account that provides a fixed interest rate that is higher than the guaranteed minimum interest rate for the Fixed Accumulation Account. The Enhanced DCA account is a subset of our general account. The Enhanced DCA program is the same as the DCA program except as described in this section. The Enhanced DCA program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. An Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We reserve the right to not offer the Enhanced DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the Enhanced DCA program for additional purchase payments.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of Contract Value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

There is no charge for participating in portfolio rebalancing, and the transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Nursing Facility Confinement

We will not assess a surrender charge if you are confined to a state licensed or legally operated hospital or in-patient nursing home facility for at least 30 consecutive days. Extra units credited within one year before your confinement are not included in amounts we will pay under this benefit. This waiver of the surrender charge may not be available in all states. It only applies when:

•  the confinement begins after the first contract anniversary and before annuity payments begin;

• the contract was issued before your 80th birthday; and

• we receive the request for withdrawal, together with proof of the confinement, at our home office while you are confined or within 90 days after discharge from the facility.

Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the Contract Value and (ii) any Death Benefit Adjustment, on the calculation date as described below.

What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the difference, if any, between the highest guaranteed death benefit amount and the Contract Value as of the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total Contract Value (ii) net purchase payments less pro-rata withdrawals; or (iii) the stepped-up Death Benefit amount (as described in the paragraph below) if the contract has been in effect for at least 8 years, unless one of the riders added to your contract provides for a higher death benefit.

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For the 8-year period beginning on the eighth contract anniversary, the stepped-up Death Benefit will be the greater of (i) the Contract Value as of the eighth anniversary or (ii) net purchase payments less pro-rata withdrawals made on or before the eighth anniversary. At the beginning of each later 8-year period (until the annuitant attains age 90), the stepped up Death Benefit will be the greater of (i) the Contract Value on that date or (ii) the death benefit as of the last day of the preceding 8-year period adjusted for any payments or withdrawals. The stepped-up Death Benefit amount is increased by purchase payments and decreased pro-rata by withdrawals made during each 8-year period after the eighth anniversary.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total Contract Value which resulted from the withdrawal.

If the Contract Value is equal to or greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the Contract Value is less than the Death Benefit on the calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

When are Contract Value and Death Benefit Adjustment calculated for purposes of this section?

The Contract Value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

The Death Benefit Adjustment is calculated as of the date of death.

Examples of Death Benefit Adjustment calculation:

If the Contract Value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the Contract Value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 Contract Value). $15,000 is added to the Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the Contract Value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the Contract Value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the Contract Value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Money Market Portfolio.

What are the consequences of any change in the Contract Value after the Death Benefit Adjustment is calculated?

Any change in the Contract Value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the Contract Value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The Proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally. We must receive all required documentation or forms (for example, the claim form and certified death certificate) from all beneficiaries before the Proceeds will be distributed. (Please contact us at 1-877-446-6020 for more information about the documentation and forms we require.) If we are unable to locate one of the beneficiaries, we will provide 30 days written notice to their last known address stating that the Proceeds will be equally distributed to the other beneficiaries. We do not assess a surrender charge on any Proceeds paid to a beneficiary. A spouse who elects to continue the contract will not be assessed a surrender charge on the Proceeds, but will be assessed a surrender charge in accordance with the “Surrender Charge” provision of this prospectus on any additional purchase payments that the spouse makes to the contract.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

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(1) Five Year Continuance — Beneficiary may elect to receive the Proceeds over a period of five years or less from the date of the annuitant’s death. All Proceeds must be liquidated within the five year period that begins on the date of the annuitant’s death.

(2) Beneficiary Stretch — Beneficiary may elect to receive the Proceeds in the form of required minimum distributions each year. This option must be elected within twelve months from the date of the annuitant’s death. The amounts of the annual minimum distributions must comply with applicable federal tax regulations and withdrawals of lesser or greater amounts may subject you to adverse tax consequences. Please consult your tax advisor for advice on how the Beneficiary Stretch option would affect you.

(3) Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4) Lump Sum Distribution — Beneficiary may elect a lump sum distribution.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant. We will notify you when we issue the contract or when you request a beneficiary change if we are unable to accept your designated beneficiary.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account VAN are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we may offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the Death Benefit on the first contract anniversary will be the greater of (a) the Contract Value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the Contract Value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. In those states where permitted, for contracts applied for on or after May 15, 2009, there is an annual rider charge of 0.25% of the optional death benefit amount. The charge for other contracts is 0.10%. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

Premium Protection Riders.

We currently offer the Premium Protection death benefit rider (“Premium Protection rider”) at the time the contract is issued. In the future, we may, at our sole option, offer this rider after the contract is issued, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB Plus, the deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 76 years old.

Death Benefit.

With the Premium Protection rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments and decreased dollar for dollar for withdrawals up to your maximum annual withdrawal under your respective GLWB rider, whereas the basic Death Benefit provided for under the contract is reduced on a pro rata basis for withdrawals.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

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Please note that withdrawals you take under the GLWB Plus (including maximum annual withdrawals) reduce the GMDB amount under this rider. Therefore, you should carefully consider whether this rider is appropriate for you.

Excess Withdrawals.

When computing the Premium Protection rider Death Benefit, the GMDB amount also is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal for the Premium Protection rider as well as for the GLWB riders.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GMDB amount decreases to $95,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under the GLWB rider, which is $1,000. Your GMDB amount will be reduced to $93,882, i.e. $95,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,118 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, which is $5,000, your GMDB amount is $95,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $94,000 ($95,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $826 ($1,000/$115,000 x $95,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of the withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection rider for annuitant issue ages through age 70 of 0.10% of your GMDB amount. For annuitant issue ages 71 through 75, there is an annual charge for this rider of 0.25%. We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value is reduced to zero;

• your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation; or

•  you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection rider only if you have the GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection rider as well. If you have purchased the Premium Protection rider

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and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection (Joint Life).

We also currently offer a joint life version of the Premium Protection rider (“Joint Premium Protection”). The Joint Premium Protection rider is the same as the Premium Protection rider except as described below.

The Joint Premium Protection rider is available only when purchased in conjunction with the Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB Plus, the joint deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw annually under the Joint Premium Protection rider will depend on the age of the youngest Participating Spouse and reduce the GMDB amount on a dollar for dollar basis. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB Plus later in this prospectus for more details on the youngest Participating Spouse.)

Premium Protection Plus Riders.

In the past we offered the Premium Protection Plus death benefit rider (“Premium Protection Plus rider”) at the time the contract was issued. The Premium Protection Plus death benefit rider is not available for purchase effective August 18, 2012. The Premium Protection Plus rider differs from the Premium Protection rider in that a withdrawal that is not an excess withdrawal does not decrease the GMDB amount up to the contract anniversary after the annuitant turns 85, after which time the GMDB amount is decreased for such withdrawals on a dollar for dollar basis, and the GMDB amount may step-up to your Contract Value on the seventh rider anniversary. In the future, we may, at our sole option, offer this rider to existing contracts, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB Plus, the deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 71 years old.

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Death Benefit.

With the Premium Protection Plus rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments. You may take withdrawals up to your annual maximum annual withdrawal under your respective GLWB rider until the contract anniversary after the annuitant turns 85 without reducing the GMDB amount. Following the contract anniversary after the annuitant turns 85, withdrawals up to your maximum annual withdrawal under your GLWB rider reduce the GMDB amount dollar for dollar.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

The Premium Protection Plus rider provides for a one-time step-up of the GMDB amount on the seventh rider anniversary. If, on the seventh rider anniversary, your Contract Value is greater than the GMDB amount, we will set your GMDB amount equal to your Contract Value.

Excess Withdrawals.

When computing the Premium Protection Plus rider Death Benefit, the GMDB amount is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume the annuitant is 65 and your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Because the annuitant is less than 85 years old, your GMDB amount is not reduced for that portion of the withdrawal that is equal to your maximum annual withdrawal, $5,000. Your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under your GLWB rider, which is $1,000. Your GMDB amount will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GMDB amount remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection Plus rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of your withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection Plus rider of 0.45% of your GMDB amount. We may increase the charge for this rider on the seventh rider anniversary if your GMDB amount is set equal to your Contract Value. The new charge will be no higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90%. If we notify you of a charge increase effective upon the step-up on the seventh rider anniversary, you may decline to accept an increase in the charge for the rider by declining the step-up within 30 days in a form acceptable to us.

We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection Plus rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate

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the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection Plus rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value is reduced to zero;

• your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation; or

•  you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection Plus rider only if you have the GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection Plus rider as well. If you have purchased the Premium Protection Plus rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection Plus rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take until the contract anniversary after the annuitant is 85 years old will not reduce the GMDB amount. Any RMD you take following the contract anniversary after the annuitant is 85 will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection Plus (Joint Life).

In the past, we also offered a joint life version of the Premium Protection Plus rider (“Joint Premium Protection Plus”). The Joint Premium Protection Plus death benefit rider is not available for purchase effective August 18, 2012. The Joint Premium Protection Plus rider is the same as the Premium Protection Plus rider except as described below.

The Joint Premium Protection Plus rider is available only when purchased in conjunction with the Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB Plus, the joint deferral credit rider or the 8-year guaranteed principal protection rider.

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Allowable annual withdrawals begin under the Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw under the Joint Premium Protection Plus rider will depend on the age of the youngest Participating Spouse. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB Plus later in this prospectus for more details on the Participating Spouse.)

GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, in the past we may have offered the GMDBR80 Plus or GMDBR85 Plus at the time the contract was issued. You could not purchase either of these riders once the annuitant was 76 years old.

With the GMDBR80 Plus and GMDBR85 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for GMDBR85 Plus), at an effective annual rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 6% or the rate being credited to the Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 6%. There is an additional annual charge for this option of 0.25% of the GMDBR80 Plus amount, or 0.45% for the GMDBR85 Plus amount.

The only differences between the GMDBR80 Plus and GMDBR85 Plus are that the GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.45% instead of 0.25% and there is no maximum benefit for the GMDBR85 Plus.

5% GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, in the past we offered the 5% GMDBR80 Plus at the time the contract was issued. In the past, we offered the 5% GMDBR85 Plus. You cannot purchase either of these riders once the annuitant is 76 years old.

With the 5% GMDBR80 Plus and the 5% GMDBR85 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for 5% GMDBR85 Plus), at an effective annual rate of 5% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 5% or the rate being credited to the Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with 5% GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the 5% GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 5% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 5% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 5%. There is an additional annual charge for this option of 0.45% of the 5% GMDBR80 Plus amount or 0.70% for the 5% GMDBR85 Plus amount.

The only differences between the 5% GMDBR80 Plus and 5% GMDBR85 Plus are that the 5% GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.70% instead of 0.45% and there is no maximum benefit for the 5% GMDBR85 Plus.

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Annual Reset Death Benefit Rider.

The following describes the optional Annual Reset Death Benefit riders (“ARDBR”) that we offered in the past. Not all of the riders may have been available in all states. You may only have one of the ARDBR riders on your contract. The ARDBR riders we have offered in the past are referred to as the "ARDBR" and "ARDBR (2009)". Generally, the ARDBR riders provide a death benefit equal to the greater of the “earnings base” or the “step-up base” as described below. The ARDBR riders allow you to reset the earnings base each contract year.

ARDBR (2009)

In those states where permitted, we offered the ARBDR (2009) at the time the contract was issued. This rider was available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. If the ARDBR (2009) was available, you could not purchase the ARDBR. You could not purchase the ARDBR (2009) before the annuitant was 45 years old or once the annuitant was 76 years old. With this optional rider, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR (2009) is the greater of the (a) ”earnings base” or (b) ”step-up base.”

Earnings Base  The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, Contract Values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for ARDBR (2009) is 5%.

The earnings base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. The ARDBR withdrawal amount is determined by multiplying the ARDBR withdrawal percentage by the earnings base as of the beginning of the contract year. The ARDBR withdrawal percentage for ARDBR (2009) is 5%. For example, if the earnings base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the earnings base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than ARDBR withdrawal amount will not reduce the earnings base.

If you take withdrawals before the end of the year, there is a risk that the amount of your earnings base at the beginning of the next contract year will be less than the earnings base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the earnings base at the beginning of the next contract year so that it equals the earnings base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the ARDBR withdrawal amount will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will be reduced by the same percentage the withdrawal in excess of the ARDBR withdrawal amount reduces your Contract Value. If your Contract Value is lower than your earnings base, a pro rata reduction will reduce your earnings base by a greater amount than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your Contract Value is $100,000, your earnings base is $110,000 and you withdraw another $1,000, your earnings base will be reduced to $108,900, i.e. $110,000 – ([$1,000/$100,000] x $110,000). If your Contract Value is higher than your earnings base, a pro rata reduction will reduce your earnings base less than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your Contract Value is $110,000, your earnings base is $100,000 and you withdraw another $1,000, your earnings base will be reduced to $99,090, i.e. $100,000 – ([$1,000/$110,000] x $100,000).

The earnings base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the total death benefit amount with this rider will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the maximum earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the ARDBR withdrawal amount will reduce the maximum earnings base pro rata.

Step-Up Base.  At contract issue, the step-up base equals net purchase payments. On each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the Contract Value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of

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payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

Resets.  On any contract anniversary, you may elect to reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. On reset, the ARDBR (2009) earnings base and the GMIB Plus with Annual Reset (2009) rider guaranteed earnings income base will both be reset to the then-current Contract Value. Therefore, if you reset to a higher base, your death benefit under the ARDBR (2009) and income benefit under the GMIB Plus with Annual Reset (2009) rider will increase. If you reset, the ARDBR maximum earnings base will be reset to 15 times the then-current Contract Value. Because you may only reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) and because you may decline an increase in charge for the GMIB Plus with Annual Reset (2009) by refusing such reset, please note that if you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing the reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

Charge.  There is an additional annual charge for the ARDBR (2009) of 0.85% of your death benefit amount. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the ARDBR (2009), which we guarantee will not exceed 1.40%. The ARDBR (2009) is available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009).

Termination.  Since you may only have the ARDBR (2009) if you have the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

You may cancel the ARDBR (2009) as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

ARDBR

If the ARDBR (2009) was not available, in those states where permitted, we offered the ARDBR at the time the contract was issued. This rider was available only when purchased in conjunction with the GMIB Plus with Annual Reset described later in this prospectus. You could not purchase the ARDBR after the annuitant was age 75. With this optional rider, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR is the greater of the (i) ”earnings base” or (ii) ”step-up base”.

Earnings Base.  The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant reaches age 85, at an annual effective rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. However, Contract Values allocated in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will earn the rate of return being earned in those accounts. The earnings base is decreased by withdrawals. Any withdrawals during a contract year less than or equal to 6% of the earnings base as of the beginning of the contract year will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of 6% of the earnings base at the beginning of the contract year will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will decrease by the same percentage reduction of the Contract Value that resulted from the withdrawal in excess of 6%.

Step-Up Base.  At contract issue, the step-up base equals net purchase payments. Each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the Contract Value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis.

Resets.  On any contract anniversary, you may elect to reset the ARDBR by resetting the GMIB Plus with Annual Reset. On reset, the ARDBR earnings base and the GMIB Plus with Annual Reset’s guaranteed earnings income base will both equal the then-current Contract Value. Therefore, if you reset to a higher base, your death benefit under the ARDBR and income benefit under the GMIB Plus with Annual Reset will increase.

Charge.  There is an additional annual charge for the ARDBR of 0.60% of your death benefit amount.

Termination.  You may cancel the ARDBR as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

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Gain Enhancement Benefit.

In those states where permitted, we may offer Gain Enhancement Benefit (“GEB”) riders at the time the contract is issued. You cannot purchase these riders once the annuitant is 76 years old. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

• 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals; or

• 40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the Contract Value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the Contract Value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it. That means even if the GEB will be of no further benefit to you, you will continue to be charged for it.

Summary.

The following is a summary of the currently available optional death benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge
Annual Stepped-Up Death Benefit

• Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.

• Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.

• Stops accumulating at contract anniversary after annuitant’s 85th birthday.

• Cannot purchase once the annuitant is 76.

		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)
Premium Protection (Single Life)

• Guarantees a death benefit equal to your purchase payments, adjusted for withdrawals.

• Adjusted dollar for dollar on annual withdrawals that do not exceed the allowable withdrawals under the GLWB Plus.

• Reduced by the greater of the excess dollar amount of the withdrawal or the pro rata reduction for any withdrawals that are excess withdrawals under the GLWB Plus.

• Cannot purchase once the annuitant is 76.

• Sold only in conjunction with the GLWB Plus.

		Those who want to ensure, through the GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)

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Premium Protection (Joint Lives)	• Like Premium Protection except for the following: o Sold only in conjunction with the Joint GLWB Plus.	Those who want to ensure, through the Joint GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

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Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000 ($2,000 in New York), we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25 ($20 in New York), we may change the frequency of payments so that the first payment is at least $25 ($20 in New York).

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 2000 Mortality Table Projected to 2010 under Scale G (which is a method of projecting individual annuity valuation mortality tables based on industry best practices) with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our administrative Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

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Optional Living Benefit Riders

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

This section describes the optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) riders that we may offer. You may only have one of the GLWB riders on your contract.

Subject to the conditions described below, the GLWB riders provide a guaranteed level of withdrawals from your contract in each contract year for the lifetime of the annuitant beginning when the annuitant is age 59½. The GLWB riders may help protect you from the risk that you may outlive your income.

GLWB Plus

We currently offer the GLWB Plus rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB Plus rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit, the deferral credit riders, or the 8-year guaranteed principal protection rider. You may not purchase the rider once the annuitant is 86 years old. If the GLWB Plus is available, you may not purchase the GMIB Plus with Annual Reset (2009).

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as guarantees associated with the GLWB Plus rider, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB Plus rider, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider and the guaranteed principal amount under the 8-year guaranteed principal protection rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB Plus.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB Plus will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB Plus rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB Plus, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 6% simple interest (for riders applied for on or after May 1, 2014) of the “Annual Credit Calculation Base” for each

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year you do not take any withdrawals. (The 6% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for any annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b) net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) 6% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 6% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

For riders applied for before May 1, 2014, the annual credit is 8%.

We reserve the right to change the annual credit rate for the GLWB Plus on new riders issued in the future.

Deferral Credit Rider.

If you applied for the GLWB Plus before May 1, 2014, we issued a deferral credit rider with age requirements. With this deferral credit rider, if you take no withdrawals until the later of (i) the rider anniversary immediately following the annuitant’s 70th birthday (youngest Participating Spouse’s 78th birthday with the Joint GLWB Plus) or (ii) your tenth rider anniversary, we guarantee that your GLWB base on the later of such dates will be at least:

(a) 200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b) any net purchase payments made after the first contract year the rider is in effect; plus

(c) any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made after the first contract year the rider is in effect.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the later of the tenth rider anniversary or the annuitant’s 70th birthday will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the later of the tenth rider anniversary or the annuitant’s 70th birthday will be at least $400,000. If you also make an additional purchase payment in year three of $50,000 and the annuitant is 60 years old or older when the rider is issued, for riders applied for before May 1, 2014, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

There is no additional annual charge for the deferral credit rider with age requirements.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB Plus rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

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For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB Plus rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB Plus rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. For GLWB Plus riders applied for on or after May 1, 2014, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 69	4.50%
70 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for before May 1, 2014, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.10%
65 to 74	5.10%
75 to 79	5.75%
80 to 84	6.25%
85+	7.00%

In the future, we may offer GLWB Plus riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the GLWB Plus rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value.

Withdrawals under the GLWB Plus will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB Plus (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

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Example.

Please see Appendix D for a detailed example of how the annual credit base and withdrawals work with the GLWB Plus.

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB Plus rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except for the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider which continue if you enter the Lifetime Annuity Period on the contract anniversary following the annuitant’s 95th birthday, the contract will only provide the benefits under the GLWB Plus rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

With the GLWB Plus rider, we will delay the annuity payout date under your contract (which is not later than the first of the month following the annuitant’s 90th birthday) to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB Plus rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

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Charge.

If you choose the GLWB Plus rider, there is an annual charge of 1.05% of the GLWB base (0.95% for riders applied for before May 1, 2014). The charge for the GLWB Plus rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB Plus, we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB Plus rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated because you violate the investment restrictions, or (iv) you annuitize your contract.

Investment Restrictions.

In order to have the GLWB Plus rider, you must allocate your purchase payments and Contract Value (a) to the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account or to any of the other Asset Allocation Models. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB Plus rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

If you have the GLWB Plus, the investment options available to you for the allocation of your purchase payments and Contract Value are much more limited than the investment options available under the contract without the rider. The investment options available if you do not have the GLWB Plus offer the potential for more variability in their returns, either higher or lower. The investment options with the GLWB Plus seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Plus may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Plus meet your investment objectives and risk tolerance.

Guaranteed Principal Protection with the GLWB Plus

If you applied for the GLWB Plus before May 1, 2014, we issued a guaranteed principal protection rider at the time the GLWB Plus rider was issued. With this rider, if you do not make any withdrawals in the first 8 years the rider is in effect and you elect to exercise the benefit, we guarantee that your Contract Value at the end of the eight-year term will not be less than it was at the beginning of the 8-year term. If you elect to exercise the benefit, on the last day of the 8-year term if your “eligible contract value” is less than the guaranteed principal amount, we will add an amount to your Contract Value to increase the eligible contract value to the guaranteed principal amount.

If this rider is added when your contract is issued, your eligible contract value is equal to your initial purchase payment plus any purchase payments you make within the first 6 months after your contract is issued. If this rider is added after the contract is issued, the eligible contract value is equal to your Contract Value on the date the rider is added. Your eligible contract value is adjusted for any gains or losses in your Contract Value due to performance of the investment options you have selected. It is also reduced by the dollar amount of any withdrawals you take and for applicable rider and contract charges.

The guaranteed principal amount is your Contract Value as of the first day of the rider’s term (plus, if the rider is added when the contract is issued, any purchase payments you make in the first 6 months) reduced pro rata for any withdrawals you make during the 8 year term. A pro rata reduction means that a withdrawal will reduce the guaranteed principal amount by the same percentage the withdrawal reduces the eligible contract value. For example, assume (i) your eligible contract value is $200,000; (ii) your guaranteed principal amount is $100,000 and (iii) you take a withdrawal of $50,000. Your eligible contract value would be reduced to $150,000 ($200,000 – $50,000). Your guaranteed principal amount would be reduced by the same percentage (25%) to $75,000.

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You must elect to exercise this benefit by providing Notice to us within 15 days of the 8th rider anniversary. If you elect to exercise this benefit, your GLWB Plus rider, any Premium Protection or Premium Protection Plus riders and any deferral credit rider you have will terminate and you will receive no further benefits under those riders.

There is no charge for this guaranteed principal protection rider in conjunction with the GLWB Plus.

This 8-year guaranteed principal protection rider will terminate when the GLWB Plus rider terminates. Also, this rider will terminate upon (i) the expiration of its 8-year term if it is not elected on, or up to 15 days after, the 8th rider anniversary; (ii) commencement of any annuity option or (iii) the death of the Annuitant, except in the case of Spousal Continuation.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB Plus rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under the GLWB Plus rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB Plus.

Termination.

The GLWB Plus rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB Plus rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies. The GLWB Plus terminates if you have chosen the optional guaranteed principal protection with it and elect to exercise that feature on the 8th rider anniversary. If you choose the GLWB Plus, it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB Plus rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

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Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus

We also currently offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus rider (“Joint GLWB Plus”) at the time the contract is issued. The Joint GLWB Plus differs from the GLWB Plus because allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Because of this, the surviving spouse’s income will not decrease upon the annuitant’s death if he or she was in the Lifetime Withdrawal Period at the time of death. Subject to the conditions described, the Joint GLWB Plus rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB Plus rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB Plus differs from electing spousal continuation under the GLWB Plus because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB Plus. The Joint GLWB Plus has a higher charge than the GLWB Plus.

We may, at our sole option, offer the Joint GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider once either spouse is 86 years old. The Joint GLWB Plus rider is the same as the GLWB Plus rider except as described below.

During the annual credit period, the annual credit rate you may be eligible for is 6% simple interest of the Annual Credit Calculation Base for each year you do not take any withdrawals.

The maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider without reducing your GLWB base is based upon the youngest participating spouse’s age when withdrawals begin. For Joint GLWB Plus riders applied for on or after May 1, 2014, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 69	4.00%
70 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for before May 1, 2014, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 67	4.65%
68 to 74	5.00%
75 to 79	5.75%
80 to 84	6.25%
85+	7.00%

In the future, we may offer Joint GLWB Plus riders that have different maximum annual withdrawal percentages.

The Joint GLWB Plus rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the GLWB Plus rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

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Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB Plus rider.

Under the Joint GLWB Plus rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB Plus rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB Plus is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB Plus rider, there is an annual charge of 1.35% of the GLWB base (1.20% for riders applied for before May 1, 2014). We may increase the charge for the Joint GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.40% of the GLWB base for the Joint GLWB Plus.

The 8-year guaranteed principal protection rider and deferral credit rider are not available for Joint GLWB Plus riders applied for on or after May 1, 2014.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB Plus rider and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB Plus rider versus the GLWB Plus rider. You should consult with your tax advisor before purchasing this rider.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB Plus rider (as based on the youngest Participating Spouse’s age) for the lifetime of the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders

This section describes the optional Guaranteed Minimum Income Benefit (“GMIB”) riders that we may offer or may have offered in the past. Not all of the riders may be or may have been available in all states. You may only have one of the GMIB riders on your contract. Except as described below, if you choose a GMIB rider, you cannot later discontinue it. The GMIB riders we may offer or have offered in the past are the GMIB Plus with Annual Reset (2009), GMIB Plus with Annual Reset, GMIB Plus with Five Year Reset, GMIB Plus and GMIB. The GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN such as those associated with the GMIB riders, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

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GMIB Plus with Annual Reset (2009)

In those states where permitted, we may offer the GMIB Plus with Annual Reset (2009) rider at the time the contract is issued. You may not purchase the GMIB Plus with Annual Reset (2009) before the annuitant is age 45 or once the annuitant is age 79. If the GLWB Plus is available, you may not purchase the GMIB Plus with Annual Reset (2009).

The following is a summary of the GMIB Plus with Annual Reset (2009) rider. There are several terms used in this summary that are defined in the paragraphs below. The rider permits you take a withdrawal amount annually that equals 5% of your guaranteed earnings income base regardless of your Contract Value and without paying a surrender charge. Your permitted withdrawal amount will change at the beginning of each contract year to reflect any withdrawals taken in the prior contract year. After 10 years, you may begin to receive the guaranteed minimum income benefit payments described in this rider. You may choose to receive annuity payments as provided in your contract during the 10 year period, but your GMIB Plus with Annual Reset (2009) rider will then be of no further value to you. Your GMIB payments will be determined by applying your guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) your guaranteed earnings income base or (b) your step-up base. Your guaranteed earnings income base takes into account net purchase payments, a specified increase for each valuation period of your Contract Value, and withdrawals. Your step-up base is an amount that takes into account any increases to your Contract Value on each contract anniversary before annuitization. Certain contract owner actions can increase or decrease the base amounts (for example, making additional purchase payments, not taking permitted annual withdrawals, or withdrawals more than the annual amount permitted under the rider).

Guaranteed earnings income base.

The initial guaranteed earnings income base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The guaranteed earnings income base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday or the date that is 24 years from the later of the date the rider is issued or the last reset, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, Contract Values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for the GMIB Plus with Annual Reset (2009) is 5%.

The guaranteed earnings income base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce the guaranteed earnings income base by the amount of such withdrawals, in other words dollar for dollar. The GMIB withdrawal amount is determined by multiplying the GMIB withdrawal percentage by the guaranteed earnings income base as of the beginning of the contract year. The GMIB withdrawal percentage for the GMIB Plus with the Annual Reset (2009) is 5%. For example, if the guaranteed earnings income base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the guaranteed earnings income base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than GMIB withdrawal amount will not reduce the guaranteed earnings income base.

If you take withdrawals before the end of the year, there is a risk that the amount of your guaranteed earnings income base at the beginning of the next contract year will be less than the guaranteed earnings income base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the guaranteed earnings income base at the beginning of the next contract year so that it equals the guaranteed earnings income base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. Under a pro rata reduction, the guaranteed earnings income base will be reduced by the same percentage that the withdrawal in excess of the GMIB withdrawal amount reduces your Contract Value. Only the portion of a withdrawal that is in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. A pro rata reduction may materially reduce the income available under the GMIB rider in future years. Unless you are within the “no lapse” period described below, if you take an excess withdrawal and your Contract Value falls to zero, your rider and contract will terminate.

As an example of how withdrawals work under the GMIB Plus with Annual Reset (2009), assume your guaranteed earnings income base is $100,000 at the beginning of a contract year, so your GMIB withdrawal amount is $5,000 ($100,000 x .05). That means you can withdraw $5,000 dollar for dollar during that contract year. Assume your Contract Value is $90,000 and you take a withdrawal of $6,000. First, we process the portion of the withdrawal that is dollar for dollar, $5,000. Taking

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into account that portion of the withdrawal, your Contract Value is reduced to $85,000 and your guaranteed earnings income base to $95,000. Then, we process the portion of the withdrawal in excess of the GMIB withdrawal amount, $1,000. Because you have already taken your GMIB withdrawal amount, the $1,000 withdrawal will reduce the guaranteed earnings income base pro rata. Your guaranteed earnings income base is then reduced to $93,882, i.e. $95,000 – ([$1,000/$85,000] x $95,000).

The guaranteed earnings income base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the guaranteed income base, which is used to determine the monthly annuity payments under this rider, will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce this limit by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the GMIB withdrawal amount will reduce this limit pro rata.

Step-up base.

At contract issue, the step-up base equals net purchase payments. The step-up base will increase automatically each contract anniversary, until the anniversary following the annuitant’s 85th birthday, if the Contract Value is higher than the previous step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

Annuitization.

You may not annuitize your contract under the rider until the GMIB Plus with Annual Reset (2009) rider has been in effect for at least 10 years. We may refer to this time period as the “10 year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB Plus with Annual Reset (2009) rider, we will pay the larger amounts.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a Contract Value or guarantee performance of any investment option. The level of lifetime income guaranteed by a GMIB rider may be less than the income that our current annuity factors would provide because (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

No Lapse.

With the GMIB Plus with Annual Reset (2009) rider, there is a “no lapse” provision allowing annuitization if your Contract Value is reduced to zero before the initial 10 year annuitization waiting period ends. With this provision, if prior to the time you are eligible to annuitize using your guaranteed income base, your Contract Value becomes zero, you can, at your option, annuitize your contract using your guaranteed income base at the annuitization rates provided under the rider for your age at the time of annuitization. However, if during any one contract year you withdraw more than the GMIB withdrawal amount, the “no lapse” protection is not available from the point of that “excess” withdrawal forward and you will forfeit this protection. If the GMIB rider is reset and your Contract Value at time of reset is greater than the guaranteed income base, then the “no lapse” protection will be reinstated. If the GMIB rider is reset and your Contract Value at the time of reset is less than the guaranteed income base, the “no-lapse” protection will not be reinstated.

Investment Restrictions.

If you purchase the GMIB Plus with Annual Reset (2009) rider, you must abide by investment restrictions. You must allocate any variable account portion of your purchase payments and Contract Value to (a) one of Asset Allocation Models 2, 3 or 4 or the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate all or any portion of your purchase payments and Contract Value to the Fixed Accumulation Account, if available. The GMIB Plus with Annual Reset (2009) rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Resets.

Subject to certain limitations, the GMIB Plus with Annual Reset (2009) rider provides you the option of resetting the guaranteed earnings income base to the current Contract Value each and every contract anniversary prior to the annuitant’s

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81st birthday. If the Contract Value at the time of reset is higher than the guaranteed earnings income base and you reset, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you reset, the maximum guaranteed earnings income base will be reset to 15 times the then-current Contract Value. The guaranteed earnings income base is not reset automatically to the current Contract Value. You must elect to reset it.

If you elect to reset the guaranteed earnings income base, a new 10 year annuitization waiting period will begin. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

When the optional death benefit ARDBR (2009) has also been purchased, resetting the GMIB Plus with Annual Reset (2009) also resets the ARDBR (2009) earnings base. Resetting the GMIB Plus with Annual Reset (2009) is the only way in which the ARDBR (2009) can be reset.

Charge.

There is an additional annual charge for the GMIB Plus with Annual Reset (2009) rider of 0.95% of your guaranteed income base. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the GMIB Plus with Annual Reset (2009) rider, which we guarantee will not exceed 1.50%.

If you have notified us that you elect to reset and we notify you of a charge increase effective upon reset, you may decline to accept an increase in the charge for the rider by revoking your request to reset. If you wish to decline an increase in charge by revoking the reset, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2009) rider.

Please note that if you have purchased the ARDBR (2009) and you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

The annual charge for the rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The charge for the GMIB Plus with Annual Reset (2009) rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the first contract anniversary after the annuitant’s 90th birthday.

You may withdraw the GMIB withdrawal amount under the rider without a surrender charge even if that amount exceeds 10% of your Contract Value.

Since you may only purchase the ARDBR (2009) if you purchase the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and subsequently violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

Required Minimum Distributions.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Your required minimum distribution per year may exceed your GMIB withdrawal amount which would result in a pro rata reduction in the guaranteed earnings income base. See “Federal Tax Status” and “Appendix A —IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin taking withdrawals until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB Plus with Annual Rest (2009) rider is appropriate for you.

Other Versions

This section describes the other optional GMIB riders that we offered in the past. Not all of the riders may have been available in all states.

GMIB

You may have added a GMIB rider to your contract at the time the contract was issued. All of the GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

The amount of these payments for the GMIB rider is determined by applying the “guaranteed income base” to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your “guaranteed earnings income base,” which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin or you reach age 85, accumulated at an annual rate of 5.5% or (b) your “step-up base,” which is your highest total Contract Value as of any

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contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 5.5%. You may not purchase GMIB after the annuitant is age 80.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments, or the rider has expired at the later of your age 85 or 10 years after you purchased the rider. Except as described below, if you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The GMIB rider is no longer available. Last available purchase date depends on state of contract issue. See your representative for more information.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. We may refer to this time period as the “ten year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 76 to 80 when you purchase GMIB, your GMIB payments must begin on the rider’s 10th anniversary.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a Contract Value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

GMIB Plus

In those states where permitted, we offered a GMIB “Plus” rider. The GMIB Plus rider is no longer available. Last available purchase date depends on state of contract issue. See your representative for more information. You may not have both GMIB and GMIB Plus on the same contract, and we may limit the availability of one or the other of the riders in any state. GMIB Plus is identical to GMIB except for these three differences:

(1) For GMIB Plus, any withdrawals you make during a contract year equal to or less than the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed earnings income base dollar for dollar.

(2) The step-up income base is your highest total Contract Value as of any anniversary before the annuitant attains age 85, rather than 80.

(3) The annual charge for GMIB Plus is 0.50% of the guaranteed income base.

(4) Regardless of the annuitant’s age when the rider is issued, the guaranteed earnings rate is reduced to 0% on the earlier of the date that the annuitant attains age 85 or the date that is 24 years from the date that the rider is first issued.

GMIB Plus with Five Year Reset

In those states where permitted, we offered a GMIB Plus with Five Year Reset rider. The GMIB Plus with Five Year Reset was not available for purchase after May 15, 2009. The GMIB Plus with Five Year Reset was not available for purchase after the annuitant was age 79. The GMIB Plus with Five Year Reset rider is identical to GMIB Plus except:

(1) For the GMIB Plus with Five Year Reset you may reset the guaranteed earnings income base on the fifth contract anniversary and the annual charge is 0.50% of the guaranteed income base.

(2) There is a “no lapse” provision allowing annuitization if your Contract Value is reduced to zero before the ten year annuitization waiting period.

With the “no-lapse” provision listed above, if prior to the time you are eligible to annuitize using your guaranteed income base, your Contract Value becomes zero, you can, at your option, annuitize your contract using your then-guaranteed income base at the annuitization rates provided under the GMIB rider for your then-age. However, if during the ten year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings income base, you will forfeit this protection. That is to say, if during any one contract year you withdraw more than 5.5% of the guaranteed earnings income base (4% if the rider was issued after age 75) the “no lapse” protection is not available from the point of that “excess” withdrawal forward. We may allow you to reinstate the “no lapse” protection if the GMIB rider is reset and your Contract Value at the time of reset is greater than the guaranteed income base.

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GMIB Plus with Annual Reset

In those states where permitted, we offered a GMIB Plus with Annual Reset rider. You could not purchase the GMIB Plus with Annual Reset if the GMIB Plus with Annual Reset (2009), GLWB or Joint GLWB was available. You could purchase GMIB Plus with Annual Reset until the annuitant was age 75. GMIB Plus with Annual Reset rider is identical to GMIB Plus with Five Year Reset rider except that you may reset the guaranteed earnings income base on each contract anniversary and the annual charge is 0.65% of the guaranteed income base.

The effect of the GMIB, GMIB Plus, GMIB Plus with Five Year Reset, and GMIB Plus with Annual Reset riders is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings income base has grown without reducing the guaranteed earnings income base below its amount as of the beginning of the current contract year. The GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset allow those contract owners to access cash values for income immediately, provided no more than 5.5% (or 4% depending on age at the time the rider is issued) is withdrawn yearly, while leaving the guaranteed earnings income base at or above the level it began the contract year at. You could for instance take withdrawals of 5.5% (4% for issue ages 76 or greater) of the contract year’s beginning guaranteed earnings income base year after year and the guaranteed earnings income base would then remain at its original level if you make no other purchase payments or withdrawals. In contrast, the GMIB’s pro rata deduction against the guaranteed earnings income base could adversely impact the contract owners taking income in that the guaranteed amount could be reduced more aggressively than with the GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders. In any event, the step-up base is adjusted pro rata for any withdrawals.

Subject to certain limitations, the GMIB Plus with Five Year Reset and the GMIB Plus with Annual Reset riders provide you the option of resetting the guaranteed earnings income base to the then-current Contract Value. The GMIB Plus with Five Year Reset rider allows you to reset every 5th contract anniversary prior to the annuitant’s 75th birthday. The GMIB Plus with Annual Reset rider allows you to reset each and every contract anniversary up to the later of the annuitant’s 75th birthday or the fifth rider anniversary, with a minimum opportunity of 5 annual resets. If the Contract Value at the time of reset is higher than the guaranteed earnings income base, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying the Company within 30 days after the contract anniversary date in writing or other method the Company agrees to. If you elect to reset the guaranteed earnings income base a new ten year annuitization waiting period will begin and you will be required to enter a new rider charge period. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

In any event, resetting may not be elected after the annuitant’s 79th birthday. Because of this, contract owners close to age 75 should consider whether the annual reset option is of benefit to them.

When the optional death benefit ARDBR has also been purchased, resetting the GMIB Plus with Annual Reset also resets the ARDBR earnings base. Resetting the GMIB Plus with Annual Reset is the only way in which the ARDBR can be reset.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider’s 10th anniversary. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB riders are appropriate for you.

Optional Guaranteed Principal Access (“GPA”)

In the past we offered a Guaranteed Principal Access (“GPA”) rider in those states where permitted. The GPA rider was not available for purchase after May 1, 2009. With certain restrictions, this rider guarantees:

i. you will be able to withdraw a portion (up to 7% or 8% annually, depending on the rider you choose) of your contract’s beginning guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract, and

ii. we will add into the contract the excess, if any, of the guaranteed principal amount, adjusted for withdrawals, over the eligible Contract Value, if the eligible Contract Value is positive at the end of the ten year term. The eligible Contract Value is the Contract Value attributable to the beginning principal amount; and

iii. we will allow you to take periodic withdrawals from your contract as described below in a total amount equal to the excess of the guaranteed principal amount, adjusted for withdrawals, over the eligible Contract Value, if the eligible Contract Value is reduced to zero during the ten year term.

Form 6722-NSLAC	58

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as those associated with the GPA, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

The GPA is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in Contract Values affecting the amount available for their withdrawal. This rider differs from the Guaranteed Principal Protection (“GPP”) rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider. Because GPA involves withdrawals, the amount you may annuitize under your contract may be less than you would otherwise have if you had not elected withdrawals.

If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the remaining eligible Contract Value. If at the end of the rider term the variable Contract Value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.

You may apply for the GPA rider at the time you apply for the contract. We may, at our sole option, also offer the GPA rider to existing contracts, in which case it may be added on a contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the GPP rider or any of the Guaranteed Minimum Income Benefit (“GMIB”) riders we may offer. If you select the GPA rider, the variable portion of your Contract Values must be allocated to and, for the duration of the rider, remain in one of the Asset Allocation Models and you must abide by all the rules associated with the Asset Allocation Models (see “Optional Asset Allocation Models”). You may also have a portion of your Contract Values in a fixed accumulation account or a dollar-cost averaging account that transfers to a model, that we may offer while this rider is in force.

The annual charge for the rider is deducted on each contract anniversary and is .40% of your average annual Contract Value for the 7% GPA rider and .50% of your eligible average annual Contract Value for the 8% GPA rider.

The annual amount you may withdraw is a percentage (7% or 8%) of the beginning guaranteed principal amount. The beginning guaranteed principal amount is defined as your initial purchase payment, plus any additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the beginning guaranteed principal amount is the then-current Contract Value.

It is not necessary that you withdraw from the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%, the amount available the next year is still 7%. The amount you elect not to withdraw in a year remains guaranteed and will be included in the amount to be added to the contract, if any, at the end of the ten year withdrawal period.

You may also withdraw more than the annual guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the Contract Value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and on the next contract anniversary, you will begin a new 10-year term and your guaranteed annual withdrawal amount will be recalculated. As a result, if you take an excess withdrawal when your total Contract Value is less than your beginning guaranteed principal amount, you will forfeit a portion of the prior beginning guaranteed principal amount. In addition, if you take an excess withdrawal and as a result your Contract Value related to the beginning guaranteed principal amount is zero, you will have no benefit under the GPA rider. Also, an excess withdrawal may impact the amount you will receive under a scheduled payment or withdrawal plan because the guaranteed withdrawal amount eligible for withdrawal in future years is decreased.

If you terminate the rider, either by notifying us before the next contract anniversary date or by moving Contract Values out of the optional Asset Allocation Models, a full annual rider charge will be assessed without being prorated to the date of termination.

After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on a subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current total Contract Value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider based on rates applicable to new contracts. You may reset the rider more than once, but you must wait 5 years between resets.

Form 6722-NSLAC	59

If, during the course of the rider, your eligible Contract Value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed principal amount in a series of preauthorized withdrawals, for which we may limit the amount or frequency. In other words, the remaining guaranteed principal amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the guaranteed principal withdrawal amount you would have otherwise been entitled to receive. As such, your annual payments will continue beyond the end of the ten year term until your remaining guaranteed principal amount is paid out in full. We will not pay interest on the amounts to be paid to you under these circumstances. Additionally, if your entire Contract Value decreases to zero, we will not accept any additional purchase payments under the contract and the contract will cease to provide any death benefit.

The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP rider when you apply for the contract. We may, at our sole option, also offer the GPP rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80. GPP is not available when your contract includes the optional GPA rider.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible Contract Value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total Contract Value to increase it to the “guaranteed principal amount” if the eligible Contract Value at the end of the 10-year term is less than the guaranteed principal amount. The guaranteed principal amount is the Contract Value:

(a) as of the first day of the rider’s term or

(b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c) reduced pro rata for any withdrawals you made.

Contract Value attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed principal amount and do not count as part of your eligible Contract Value at the end of the term for purposes of determining the benefit amount.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as those associated with the GPP, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

If you choose GPP, you must allocate all variable Contract Values to one of the Asset Allocation Models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. You may also have a portion of your Contract Values in a fixed accumulation account or a dollar-cost averaging account we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an Asset Allocation Model after the GPP rider ends.

In those states where permitted, for riders applied for on or after May 15, 2009, the charge for the GPP rider is made on each contract anniversary at the rate of 0.55% of the average of your guaranteed principal amount at the beginning and the end of each contract year. (The charge for other riders is 0.20%.) This charge will discontinue if the GPP rider is cancelled. However, if the GPP is canceled because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of cancellation.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed principal amount under the new GPP 10-year term will be your total Contract Value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed principal amount at the current Contract Value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.

Form 6722-NSLAC	60

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

We currently offer the GPP (2012) rider. GPP (2012) is identical to the GPP except for the investment restrictions and the charge. Once the GPP (2012) is available, you may not purchase the GPP. Neither the GPP (2012) nor the GPP is available when your contract includes the GPA or any GLWB rider.

With the GPP (2012), you must allocate your purchase payments and Contract Value (a) to the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account or to any of the other Asset Allocation Models. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GPP (2012) rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

If you choose the GPP (2012) rider, there is an annual charge of 0.45% of the average of your guaranteed principal amount at the beginning and the end of each contract year. We may increase the charge for the GPP (2012) on any contract anniversary that you reset the rider. That means if you never reset your GPP (2012), we will not increase your charge. The new charge will be no higher than the then current charge for new issues of this rider or if we are not issuing this rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90% of the average of your guaranteed principal amount at the beginning and the end of each contract year.

Summary of Optional Living Benefit Riders.

The following is a summary of the currently available optional living benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge
GPP (2012) rider

• Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.

• If, at the end of the rider’s ten-year term, the eligible Contract Value is less than the guaranteed principal amount, the difference will be added to the contract.

• The guaranteed principal amount is adjusted pro-rata for any withdrawals.

• Investment restrictions (fewer investment options available).

• Cannot purchase once the annuitant is 80.

		Those who are afraid of market risk and want to invest without fear of losing their original principal.	0.90% (maximum) 0.45% (current)
GLWB Plus

• Provides a guaranteed level of withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• 6% annual credit to the GLWB base for each of the first ten years if you take no withdrawals.

• Investment restrictions (fewer available investment options).

• Cannot purchase once the annuitant is 86.

		Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 1.05% (current)

Form 6722-NSLAC	61

Joint GLWB Plus

• Like the GLWB Plus except that it provides a guaranteed level of withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions (fewer available investment options).

• Cannot purchase once either spouse is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.40% (maximum) 1.35% (current)

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAN.

Contract Owner Inquiries

Direct any questions to National Security, Variable Annuity Administration, P.O. Box 5378, Cincinnati, Ohio 45201-5378; telephone 1-877-446-6020 (8:30 a.m. to 4:30 p.m., Eastern time).

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Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAN are a part of, and are taxed with, our operations, VAN is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAN or upon capital gains realized by VAN on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first

Form 6722-NSLAC	63

and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•  from a contract that is a qualified funding asset for purposes of a structured settlement;

•  made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

• incident to divorce;

• a qualified reservist distribution; or

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses; or

•  taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Form 6722-NSLAC	64

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

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Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 7 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our administrative office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $60,000 in 2014, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $60,000 and $70,000. For married couples filing jointly, the applicable dollar limitation is $96,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $96,000-$116,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $70,000 for individuals and $116,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,500 in 2014 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2014. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,500 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $17,500 for 2014.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $52,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the

Form 6722-NSLAC	66

deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $11,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $11,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 ½ or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 ½ or totally

Form 6722-NSLAC	67

disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 ½ or are disabled.

Distribution at Retirement

Once you have attained age 59 ½ (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 ½ or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2014, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $191,000 for married individuals filing jointly and less than $129,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $181,000 and $191,000 for married and between $114,000 and $129,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 ½; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Form 6722-NSLAC	68

Distributions from a Roth IRA need not commence at age 70 ½. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $12,000 in 2014. Employees age 50 and older may contribute an additional $2,500 in 2014. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 6722-NSLAC	69

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 8 years after amounts are deposited into the policy as follows: Year 1- 9%, Year 2- 8%, Year 3- 7%, Year 4- 6%, Year 5- 5%, Year 6- 4%, Year 7- 2%, Year 8- 1%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form 6722-NSLAC	70

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Ohio National Fund, Inc.	2004	$11.32	$11.29	36,511
Money Market Portfolio	2005	$11.29	$11.46	35,467
	2006	$11.46	$11.84	132,517
	2007	$11.84	$12.25	202,752
	2008	$12.25	$12.30	94,953
	2009	$12.30	$12.13	80,106
	2010	$12.13	$11.96	58,244
	2011	$11.96	$11.79	43,828
	2012	$11.79	$11.63	46,198
	2013	$11.63	$11.47	34,214

Equity Portfolio	2004	$10.24	$11.36	32,415
	2005	$11.36	$11.89	37,535
	2006	$11.89	$12.50	42,329
	2007	$12.50	$11.60	51,632
	2008	$11.60	$5.17	59,082
	2009	$5.17	$7.09	57,587
	2010	$7.09	$7.55	54,804
	2011	$7.55	$7.19	52,691
	2012	$7.19	$8.21	39,253
	2013	$8.21	$11.14	32,098

Bond Portfolio	2004	$13.21	$13.78	9,082
	2005	$13.78	$13.66	16,478
	2006	$13.66	$14.07	24,198
	2007	$14.07	$14.39	28,612
	2008	$14.39	$12.56	24,601
	2009	$12.56	$14.98	24,777
	2010	$14.98	$15.93	23,437
	2011	$15.93	$16.71	19,485
	2012	$16.71	$17.68	20,070
	2013	$17.68	$17.10	17,791

Omni Portfolio	2004	$7.03	$7.42	1,399
	2005	$7.42	$8.02	1,992
	2006	$8.02	$8.96	1,788

Form 6722-NSLAC	71

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2007	$8.96	$9.45	1,715
	2008	$9.45	$6.39	1,738
	2009	$6.39	$8.39	1,958
	2010	$8.39	$9.37	5,717
	2011	$9.37	$8.86	5,614
	2012	$8.86	$9.79	5,505
	2013	$9.79	$12.60	5,239

S&P 500® Index Portfolio	2004	$10.11	$11.00	3,583
	2005	$11.00	$11.33	3,579
	2006	$11.33	$12.88	3,576
	2007	$12.88	$13.35	3,572
	2008	$13.35	$8.25	3,568
	2009	$8.25	$10.24	7,613
	2010	$10.24	$11.56	11,202
	2011	$11.56	$11.60	19,266
	2012	$11.60	$13.20	10,410
	2013	$13.20	$17.15	11,528

International Portfolio	2004	$8.42	$9.38	33,984
	2005	$9.38	$10.12	52,420
	2006	$10.12	$11.90	84,372
	2007	$11.90	$12.84	86,404
	2008	$12.84	$6.83	94,576
	2009	$6.83	$9.31	88,970
	2010	$9.31	$10.72	81,425
	2011	$10.72	$8.94	88,302
	2012	$8.94	$10.60	78,428
	2013	$10.60	$11.68	73,237

International Small-Mid Company Portfolio	2004	$9.21	$10.98	1,631
	2005	$10.98	$13.97	1,622
	2006	$13.97	$17.40	1,071
	2007	$17.40	$20.16	1,449
	2008	$20.16	$9.68	2,537
	2009	$9.68	$13.94	1,608
	2010	$13.94	$16.47	1,667
	2011	$16.47	$13.39	1,610
	2012	$13.39	$16.21	1,494
	2013	$16.21	$20.41	403

Small Cap Growth Portfolio	2005	$5.05	$5.33	4,329
	2006	$5.33	$6.60	4,188
	2007	$6.60	$7.46	9,910
	2008	$7.46	$3.85	12,517
	2009	$3.85	$5.72	14,942

Form 6722-NSLAC	72

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$5.72	$7.34	13,236
	2011	$7.34	$7.43	12,845
	2012	$7.43	$8.65	11,492
	2013	$8.65	$12.39	15,866

Capital Appreciation Portfolio	2004	$14.80	$16.41	2,659
	2005	$16.41	$17.05	10,555
	2006	$17.05	$19.56	18,638
	2007	$19.56	$20.03	17,802
	2008	$20.03	$12.05	18,789
	2009	$12.05	$16.97	16,856
	2010	$16.97	$19.58	15,752
	2011	$19.58	$18.99	16,529
	2012	$18.99	$22.02	15,499
	2013	$22.02	$29.21	15,189

Mid Cap Opportunity Portfolio	2004	$12.22	$13.68	659
	2005	$13.68	$14.84	937
	2006	$14.84	$16.05	798
	2007	$16.05	$18.65	8,064
	2008	$18.65	$8.96	16,717
	2009	$8.96	$12.42	12,109
	2010	$12.42	$14.65	11,997
	2011	$14.65	$13.97	10,704
	2012	$13.97	$16.49	10,103
	2013	$16.49	$21.54	8,338

High Income Bond Portfolio	2004	$11.63	$12.70	2,876
	2005	$12.70	$12.90	3,749
	2006	$12.90	$14.01	4,569
	2007	$14.01	$14.31	6,749
	2008	$14.31	$10.54	11,078
	2009	$10.54	$15.51	13,553
	2010	$15.51	$17.45	22,971
	2011	$17.45	$18.13	21,832
	2012	$18.13	$20.44	21,009
	2013	$20.44	$21.59	17,309

Strategic Value Portfolio	2004	$9.89	$10.70	81
	2005	$10.70	$11.05	81
	2006	$11.05	$12.68	81
	2007	$12.68	$11.41	0
	2008	$11.41	$8.07	1,639
	2009	$8.07	$8.88	2,058
	2010	$8.88	$9.80	2,198
	2011	$9.80	$11.02	1,777
	2012	$11.02	$11.66	19,251

Form 6722-NSLAC	73

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$11.66	$13.91	22,699

Nasdaq-100® Index Portfolio	2005	$3.91	$3.92	8,763
	2006	$3.92	$4.12	20,640
	2007	$4.12	$4.82	17,308
	2008	$4.82	$2.76	19,572
	2009	$2.76	$4.18	16,988
	2010	$4.18	$4.92	16,062
	2011	$4.92	$5.01	14,658
	2012	$5.01	$5.82	14,309
	2013	$5.82	$7.80	96,545

Bristol Portfolio	2005	$10.95	$12.10	4,750
	2006	$12.10	$13.89	10,941
	2007	$13.89	$14.76	16,352
	2008	$14.76	$8.66	21,640
	2009	$8.66	$11.59	24,169
	2010	$11.59	$12.93	22,335
	2011	$12.93	$11.84	23,725
	2012	$11.84	$13.22	22,425
	2013	$13.22	$18.41	16,526

Bryton Growth Portfolio	2005	$9.66	$9.94	2,424
	2006	$9.94	$11.45	6,739
	2007	$11.45	$12.40	11,363
	2008	$12.40	$7.40	14,872
	2009	$7.40	$9.90	17,905
	2010	$9.90	$12.11	15,624
	2011	$12.11	$10.83	18,283
	2012	$10.83	$11.89	16,334
	2013	$11.89	$16.50	12,669

Target VIP Portfolio	2005	$10.00	$10.12	4,389
	2006	$10.12	$11.05	4,228
	2007	$11.05	$11.96	4,008
	2008	$11.96	$6.68	4,412
	2009	$6.68	$7.56	4,707
	2010	$7.56	$8.91	7,559
	2011	$8.91	$8.66	7,216
	2012	$8.66	$9.85	6,409
	2013	$9.85	$13.28	10,396

Balanced Portfolio	2006	$11.46	$12.78	10,591
	2007	$12.78	$14.15	10,579
	2008	$14.15	$10.20	0
	2009	$10.20	$12.56	0
	2010	$12.56	$13.35	0

Form 6722-NSLAC	74

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$13.35	$13.47	0
	2012	$13.47	$15.05	0
	2013	$15.05	$17.11	11,104

Aggressive Growth Portfolio	2007	$5.88	$7.51	12,150
	2008	$7.51	$4.17	11,943
	2009	$4.17	$5.87	11,896
	2010	$5.87	$6.36	11,892
	2011	$6.36	$5.95	11,677
	2012	$5.95	$7.20	11,668
	2013	$7.20	$9.34	12,385

Capital Growth Portfolio	2007	$21.25	$23.30	0
	2008	$23.30	$14.62	0
	2009	$14.62	$19.51	0
	2010	$19.51	$26.25	0
	2011	$26.25	$25.25	0
	2012	$25.25	$28.34	0
	2013	$28.34	$36.41	1,300

Bristol Growth Portfolio	2007	$10.00	$10.24	0
	2008	$10.24	$8.66	21,640
	2009	$8.66	$7.42	345
	2010	$7.42	$9.37	10,067
	2011	$9.37	$9.08	10,799
	2012	$9.08	$9.95	10,377
	2013	$9.95	$13.60	8,036

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund	2007	$10.77	$12.13	9,874
	2008	$12.13	$6.16	37,648
	2009	$6.16	$8.29	42,475
	2010	$8.29	$8.99	1,813
	2011	$8.99	$8.24	124
	2012	$8.24	$9.37	123
	2013	$9.37	$10.97	6,940

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.84	47,418
	2013	$10.84	$10.84	48,504

AllianceBernstein Variable Products Series Fund, Inc. (Class B)

Form 6722-NSLAC	75

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
AllianceBernstein Dynamic Asset Allocation Portfolio	2011	$10.00	$9.71	0
	2012	$9.71	$10.34	0
	2013	$10.34	$11.41	2,032

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2004	$11.69	$12.08	3,097
	2005	$12.08	$12.41	3,084
	2006	$12.41	$14.22	3,089
	2007	$14.22	$14.98	5,302
	2008	$14.98	$10.38	5,272
	2009	$10.38	$12.52	5,096
	2010	$12.52	$14.20	2,541
	2011	$14.20	$15.23	2,549
	2012	$15.23	$16.54	2,245
	2013	$16.54	$19.71	2,161

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2008	$10.00	$6.27	12,724
	2009	$6.27	$7.98	11,696
	2010	$7.98	$9.27	11,576
	2011	$9.27	$7.91	11,580
	2012	$7.91	$9.13	11,352
	2013	$9.13	$12.57	10,958

Federated Managed Volatility Fund II	2012	$10.00	$11.11	0
	2013	$11.11	$13.34	5,712

Federated Managed Tail Risk Fund II	2013	$10.00	$10.16	0

Fidelity® Variable Insurance Products Funds (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2004	$8.97	$10.19	14,170
	2005	$10.19	$11.73	14,193
	2006	$11.73	$12.89	17,386
	2007	$12.89	$14.91	53,925
	2008	$14.91	$8.42	107,292
	2009	$8.42	$11.25	121,893
	2010	$11.25	$12.98	117,654
	2011	$12.98	$12.44	109,605
	2012	$12.44	$14.25	104,884
	2013	$14.25	$18.40	102,398

Fidelity® VIP Mid Cap Portfolio	2004	$12.83	$15.77	3,260
	2005	$15.77	$18.36	5,128

Form 6722-NSLAC	76

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2006	$18.36	$20.35	7,415
	2007	$20.35	$23.15	15,485
	2008	$23.15	$13.78	37,549
	2009	$13.78	$19.00	49,564
	2010	$19.00	$24.09	52,369
	2011	$24.09	$21.18	58,399
	2012	$21.18	$23.93	60,140
	2013	$23.93	$32.06	53,644

Fidelity® VIP Growth Portfolio	2004	$6.15	$6.26	26,885
	2005	$6.26	$6.51	19,171
	2006	$6.51	$6.84	23,568
	2007	$6.84	$8.55	16,668
	2008	$8.55	$4.44	15,054
	2009	$4.44	$5.60	15,054
	2010	$5.60	$6.85	3,740
	2011	$6.85	$6.75	3,550
	2012	$6.75	$7.61	3,363
	2013	$7.61	$10.21	3,176

Fidelity® VIP Equity-Income Portfolio	2004	$10.00	$11.86	1,144
	2005	$11.86	$12.34	1,139
	2006	$12.34	$14.60	3,448
	2007	$14.60	$14.58	21,673
	2008	$14.58	$8.22	17,125
	2009	$8.22	$10.53	16,232
	2010	$10.53	$11.94	15,083
	2011	$11.94	$11.85	13,581
	2012	$11.85	$13.68	10,931
	2013	$13.68	$17.24	9,710

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.28	0
	2009	$5.28	$7.16	0
	2010	$7.16	$9.19	12,487
	2011	$9.19	$9.77	12,867
	2012	$9.77	$11.39	11,579
	2013	$11.39	$11.42	12,261

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.34	6,375

Franklin Templeton Variable Insurance Products Trust (Class 2)
Templeton Foreign VIP Fund	2005	$10.00	$11.18	823
	2006	$11.18	$13.39	6,187
	2007	$13.39	$15.25	8,571
	2008	$15.25	$8.96	3,739

Form 6722-NSLAC	77

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2009	$8.96	$12.12	3,343
	2010	$12.12	$12.95	19,982
	2011	$12.95	$11.42	21,645
	2012	$11.42	$13.31	20,617
	2013	$13.31	$16.14	21,018

Franklin Income VIP Fund	2007	$12.09	$12.37	16,648
	2008	$12.37	$8.58	27,377
	2009	$8.58	$11.47	25,327
	2010	$11.47	$12.75	23,428
	2011	$12.75	$12.87	23,978
	2012	$12.87	$14.30	30,110
	2013	$14.30	$16.07	18,614

Franklin Flex Cap Growth VIP Fund	2007	$11.55	$13.03	11,075
	2008	$13.03	$8.31	26,630
	2009	$8.31	$10.90	23,467
	2010	$10.90	$12.49	13,804
	2011	$12.49	$11.72	12,323
	2012	$11.72	$12.63	8,678
	2013	$12.63	$17.13	10,432

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income VIP Fund	2008	$10.00	$6.90	8,108
	2009	$6.90	$9.22	30,742
	2010	$9.22	$10.23	11,432
	2011	$10.23	$10.32	10,548
	2012	$10.32	$11.45	17,792
	2013	$11.45	$12.86	12,203

Franklin Flex Cap Growth VIP Fund	2008	$10.00	$6.65	6,830
	2009	$6.65	$8.71	24,695
	2010	$8.71	$9.97	21,381
	2011	$9.97	$9.35	17,090
	2012	$9.35	$10.07	11,104
	2013	$10.07	$13.63	9,009

Templeton Foreign VIP Fund	2008	$10.00	$6.19	0
	2009	$6.19	$8.36	2,539
	2010	$8.36	$8.93	23,220
	2011	$8.93	$7.86	25,984
	2012	$7.86	$9.16	24,159
	2013	$9.16	$11.10	21,408

Franklin Founding Funds Allocation VIP Fund	2008	$10.00	$6.60	0

Form 6722-NSLAC	78

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2009	$6.60	$8.47	748
	2010	$8.47	$9.21	736
	2011	$9.21	$8.93	773
	2012	$8.93	$10.14	5,254
	2013	$10.14	$12.37	9,968

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2004	$8.29	$9.71	3,124
	2005	$9.71	$9.95	12,577
	2006	$9.95	$12.04	24,579
	2007	$12.04	$12.05	83,092
	2008	$12.05	$7.78	114,772
	2009	$7.78	$9.08	133,872
	2010	$9.08	$9.95	115,559
	2011	$9.95	$9.13	119,366
	2012	$9.13	$10.72	96,935
	2013	$10.72	$14.10	86,118

Goldman Sachs U.S. Equity Insights Fund	2004	$9.51	$10.77	5,642
	2005	$10.77	$11.32	10,066
	2006	$11.32	$12.60	17,211
	2007	$12.60	$12.22	19,547
	2008	$12.22	$7.59	19,708
	2009	$7.59	$9.07	22,937
	2010	$9.07	$10.10	17,697
	2011	$10.10	$10.36	16,826
	2012	$10.36	$11.69	16,125
	2013	$11.69	$15.86	16,711

Goldman Sachs Strategic Growth Fund	2004	$9.78	$10.52	2,371
	2005	$10.52	$10.68	2,196
	2006	$10.68	$11.44	2,039
	2007	$11.44	$12.42	2,177
	2008	$12.42	$7.13	3,712
	2009	$7.13	$10.39	3,457
	2010	$10.39	$11.35	3,109
	2011	$11.35	$10.90	3,095
	2012	$10.90	$12.89	3,007
	2013	$12.89	$16.83	2,848

Goldman Sachs Variable Insurance Trust (Service Shares)

Form 6722-NSLAC	79

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Goldman Sachs Large Cap Value Fund	2008	$10.00	$6.55	8,911
	2009	$6.55	$7.62	43,932
	2010	$7.62	$8.33	51,111
	2011	$8.33	$7.62	52,261
	2012	$7.62	$8.92	30,556
	2013	$8.92	$11.70	23,088

Goldman Sachs U.S. Equity Insights Fund	2008	$10.00	$6.55	0
	2009	$6.55	$7.81	0
	2010	$7.81	$8.67	0
	2011	$8.67	$8.88	0
	2012	$8.88	$10.00	0
	2013	$10.00	$13.53	0

Goldman Sachs Strategic Growth Fund	2008	$10.00	$5.91	0
	2009	$5.91	$8.60	340
	2010	$8.60	$9.37	498
	2011	$9.37	$8.98	470
	2012	$8.98	$10.59	442
	2013	$10.59	$13.79	417

Goldman Sachs Global Markets Navigator Fund	2012	$10.00	$10.22	0
	2013	$10.22	$11.44	2,579

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2008	$10.00	$9.10	8,269
	2009	$9.10	$11.23	10,495
	2010	$11.23	$12.03	11,306
	2011	$12.03	$11.01	10,809
	2012	$11.01	$12.94	15,198
	2013	$12.94	$15.97	10,993

Ivy Funds Global Natural Resources	2008	$10.00	$6.04	0
	2009	$6.04	$10.35	12,894
	2010	$10.35	$11.95	14,823
	2011	$11.95	$9.26	19,221
	2012	$9.26	$9.30	20,993
	2013	$9.30	$9.89	17,887

Ivy Funds VIP Science and Technology	2008	$10.00	$8.22	0
	2009	$8.22	$11.66	0

Form 6722-NSLAC	80

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$11.66	$12.96	375
	2011	$12.96	$12.05	372
	2012	$12.05	$15.19	695
	2013	$15.19	$23.42	656

J.P.Morgan Insurance Trust (Class I)
J.P.Morgan Insurance Trust Small Cap Core Portfolio	2004	$9.75	$12.23	2,073
	2005	$12.23	$12.47	2,215
	2006	$12.47	$14.15	2,392
	2007	$14.15	$13.16	3,006
	2008	$13.16	$8.83	2,831
	2009	$8.83	$10.67	2,831
	2010	$10.67	$20.87	27,568
	2011	$20.87	$12.56	1,752
	2012	$12.56	$14.83	1,807
	2013	$14.83	$20.81	1,604

J.P.Morgan Insurance Trust Mid Cap Value Portfolio	2004	$13.92	$16.62	7,217
	2005	$16.62	$17.90	10,723
	2006	$17.90	$20.63	15,989
	2007	$20.63	$20.84	21,815
	2008	$20.84	$13.73	28,670
	2009	$13.73	$17.14	30,203
	2010	$17.14	$13.38	1,541
	2011	$13.38	$21.03	26,365
	2012	$21.03	$2,496.00	22,395
	2013	$2,496.00	$32.57	21,334

Janus Aspen Series (Service Shares)
Balanced Portfolio	2006	$10.67	$11.62	2,332
	2007	$11.62	$12.63	2,332
	2008	$12.63	$10.46	2,574
	2009	$10.46	$12.95	2,547
	2010	$12.95	$13.81	2,525
	2011	$13.81	$13.81	2,505
	2012	$13.81	$15.43	2,484
	2013	$15.43	$18.24	3,344

Overseas Portfolio	2006	$8.80	$12.73	3,380
	2007	$12.73	$16.07	45,252
	2008	$16.07	$7.57	90,398
	2009	$7.57	$13.37	85,316
	2010	$13.37	$16.48	86,661

Form 6722-NSLAC	81

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$16.48	$11.00	97,747
	2012	$11.00	$12.27	108,665
	2013	$12.27	$13.83	117,383

Janus Portfolio	2008	$7.33	$4.35	45,867
	2009	$4.35	$5.83	83,118
	2010	$5.83	$6.57	90,535
	2011	$6.57	$6.12	91,271
	2012	$6.12	$7.14	92,939
	2013	$7.14	$9.15	61,445

Global Research Portfolio	2008	$7.33	$3.99	933
	2009	$3.99	$5.40	923
	2010	$5.40	$6.16	915
	2011	$6.16	$5.22	908
	2012	$5.22	$6.17	900
	2013	$6.17	$7.80	6,846

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.89	0
	2013	$9.89	$12.18	7,618

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2004	$14.25	$16.15	9,271
	2005	$16.15	$16.56	8,887
	2006	$16.55	$18.96	7,403
	2007	$18.96	$17.35	6,591
	2008	$17.35	$10.87	6,478
	2009	$10.87	$16.36	12,860
	2010	$16.36	$19.97	6,969
	2011	$19.97	$17.90	9,290
	2012	$17.90	$19.46	3,056
	2013	$19.46	$25.96	4,712

Lazard Retirement Emerging Markets Equity Portfolio	2004	$11.17	$14.38	6,667
	2005	$14.38	$19.97	6,356
	2006	$19.97	$25.60	7,177
	2007	$25.60	$33.65	13,841
	2008	$33.65	$17.01	17,376
	2009	$17.01	$28.50	28,695
	2010	$28.50	$34.48	25,523
	2011	$34.48	$27.89	30,999
	2012	$27.89	$33.56	28,960
	2013	$33.56	$32.69	23,277

Form 6722-NSLAC	82

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Lazard Retirement U.S. Strategic Equity Portfolio	2007	$12.27	$11.98	0
	2008	$11.98	$7.65	0
	2009	$7.65	$9.57	0
	2010	$9.57	$10.64	0
	2011	$10.64	$10.70	0
	2012	$10.70	$12.03	0
	2013	$12.03	$15.20	0

Lazard Retirement International Equity Portfolio	2007	$13.81	$15.08	8,478
	2008	$15.08	$9.37	25,336
	2009	$9.37	$11.22	36,702
	2010	$11.22	$11.81	37,322
	2011	$11.81	$10.80	39,493
	2012	$10.80	$12.90	36,079
	2013	$12.90	$15.36	32,001

Lazard Retirement Global Dynamic Multi Asset Portfolio	2012	$10.00	$10.48	0
	2013	$10.48	$12.35	10,983

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable All Cap Value Portfolio	2008	$19.43	$12.15	0
	2009	$12.15	$15.51	0
	2010	$15.51	$17.83	0
	2011	$17.83	$16.50	0
	2012	$16.50	$18.70	0
	2013	$18.70	$24.38	0

ClearBridge Variable Equity Income Portfolio	2008	$13.60	$8.71	0
	2009	$8.71	$10.56	0
	2010	$10.56	$11.69	0
	2011	$11.69	$12.44	0
	2012	$12.44	$14.01	359
	2013	$14.01	$17.40	1,539

ClearBridge Variable Large Cap Value Portfolio	2008	$16.22	$10.30	0
	2009	$10.30	$12.64	0
	2010	$12.64	$13.65	0
	2011	$13.65	$14.13	0
	2012	$14.13	$16.23	0
	2013	$16.23	$21.19	0

Form 6722-NSLAC	83

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Legg Mason Dynamic Mutli-Strategy VIT Portfolio	2012	$10.00	$10.77	0
	2013	$10.77	$12.58	48,642

MFS® Variable Insurance Trust (Service Class)
MFS® Investors Growth Stock Series	2004	$9.23	$9.92	2,349
	2005	$9.92	$10.20	2,286
	2006	$10.20	$10.79	2,286
	2007	$10.79	$11.81	2,262
	2008	$11.81	$7.34	2,223
	2009	$7.34	$10.07	2,339
	2010	$10.07	$11.14	1,710
	2011	$11.14	$11.03	1,714
	2012	$11.03	$12.69	2,054
	2013	$12.69	$16.27	1,304

MFS® New Discovery Series	2004	$10.22	$10.70	337
	2005	$10.70	$11.09	0
	2006	$11.09	$12.35	0
	2007	$12.35	$12.45	0
	2008	$12.45	$7.43	0
	2009	$7.43	$11.93	123
	2010	$11.93	$16.00	1,618
	2011	$16.00	$14.12	1,591
	2012	$14.12	$16.83	1,564
	2013	$16.83	$23.45	2,917

MFS® Total Return Series	2004	$10.94	$11.99	1,532
	2005	$11.99	$12.13	7,238
	2006	$12.13	$13.35	7,255
	2007	$13.35	$13.69	7,243
	2008	$13.69	$10.48	9,708
	2009	$10.48	$12.17	9,624
	2010	$12.17	$13.16	3,762
	2011	$13.16	$13.19	3,761
	2012	$13.19	$14.42	3,745
	2013	$14.42	$16.89	3,725

MFS® Mid Cap Growth Series	2006	$9.54	$9.63	718
	2007	$9.63	$10.40	3,966
	2008	$10.40	$4.96	3,160
	2009	$4.96	$6.91	3,250
	2010	$6.91	$8.89	3,040
	2011	$8.89	$8.15	2,847
	2012	$8.15	$9.36	2,682

Form 6722-NSLAC	84

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$9.36	$12.67	2,195

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2006	$10.00	$10.10	2,408
	2007	$10.10	$10.34	23,564
	2008	$10.34	$5.51	32,281
	2009	$5.51	$7.94	14,689
	2010	$7.94	$9.87	12,171
	2011	$9.87	$9.08	10,854
	2012	$9.08	$10.33	8,956
	2013	$10.33	$13.93	7,482

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2011	$10.00	$9.78	0
	2012	$9.78	$10.45	0
	2013	$10.45	$11.13	14,317

TOPS® Managed Risk Moderate Growth ETF Portfolio	2011	$10.00	$9.70	0
	2012	$9.70	$10.39	0
	2013	$10.39	$11.52	9,852

TOPS® Managed Risk Growth ETF Portfolio	2011	$10.00	$9.57	0
	2012	$9.57	$10.22	0
	2013	$10.22	$11.68	3,051

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2004	$11.45	$12.29	12,948
	2005	$12.29	$12.38	25,160
	2006	$12.38	$12.30	39,678
	2007	$12.30	$13.42	39,678
	2008	$13.42	$12.30	39,669
	2009	$12.30	$14.36	47,720
	2010	$14.36	$15.31	54,144
	2011	$15.31	$16.86	50,142
	2012	$16.86	$18.08	46,232
	2013	$18.08	$16.19	57,600

PIMCO Total Return Portfolio	2004	$10.79	$11.16	14,360
	2005	$11.16	$11.28	15,976
	2006	$11.28	$11.55	16,658

Form 6722-NSLAC	85

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2007	$11.55	$12.39	78,013
	2008	$12.39	$12.81	61,055
	2009	$12.81	$14.41	97,944
	2010	$14.41	$15.36	103,824
	2011	$15.36	$15.70	97,641
	2012	$15.70	$16.96	99,387
	2013	$16.96	$16.40	103,668

PIMCO Global Bond Portfolio (Unhedged)	2004	$12.05	$13.15	1,466
	2005	$13.15	$12.11	1,542
	2006	$12.11	$12.49	0
	2007	$12.49	$13.52	2,343
	2008	$13.52	$13.22	7,303
	2009	$13.22	$15.24	17,300
	2010	$15.24	$16.78	9,182
	2011	$16.78	$17.80	8,922
	2012	$17.80	$18.77	9,269
	2013	$18.77	$16.94	5,730

PIMCO CommodityRealReturn® Strategy Portfolio	2008	$10.00	$6.25	0
	2009	$6.25	$8.72	9,368
	2010	$8.72	$10.71	8,907
	2011	$10.71	$9.76	11,693
	2012	$9.76	$10.14	12,275
	2013	$10.14	$8.53	14,056

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.02	0
	2013	$10.02	$11.01	15,853

PIMCO Short-Term Portfolio	2013	$10.00	$9.99	0

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2004	$5.97	$6.42	5,679
	2005	$6.42	$7.22	4,156
	2006	$7.22	$7.23	4,243
	2007	$7.23	$7.95	3,422
	2008	$7.95	$4.89	3,364
	2009	$4.89	$6.88	3,325
	2010	$6.88	$7.56	3,165
	2011	$7.56	$7.45	3,153
	2012	$7.45	$8.51	4271
	2013	$8.51	$11.50	4283

Form 6722-NSLAC	86

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Jennison 20/20 Focus Portfolio	2004	$9.17	$10.44	9,934
	2005	$10.44	$12.49	5,999
	2006	$12.49	$13.99	5,924
	2007	$13.99	$15.19	15,377
	2008	$15.19	$9.08	37,440
	2009	$9.08	$14.09	40,301
	2010	$14.09	$14.92	43,389
	2011	$14.92	$14.05	36,673
	2012	$14.05	$15.33	21,187
	2013	$15.33	$19.55	17,935

Royce Capital Fund (Investment Class Shares)
Small Cap Portfolio	2004	$13.96	$17.20	6,541
	2005	$17.20	$18.41	5,879
	2006	$18.41	$20.98	7,967
	2007	$20.98	$20.25	13,802
	2008	$20.25	$14.54	33,944
	2009	$14.54	$19.39	46,792
	2010	$19.39	$23.05	45,876
	2011	$23.05	$21.98	46,059
	2012	$21.98	$24.39	47,774
	2013	$24.39	$32.41	47,289

Micro-Cap Portfolio	2004	$14.68	$16.48	671
	2005	$16.48	$18.14	270
	2006	$18.14	$21.66	282
	2007	$21.66	$22.21	4,341
	2008	$22.21	$12.43	9,986
	2009	$12.43	$19.37	13,463
	2010	$19.37	$24.82	14,851
	2011	$24.82	$21.52	15,066
	2012	$21.52	$22.83	16,011
	2013	$22.83	$27.25	20,708

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2004	$11.51	$11.81	311
	2005	$11.81	$12.11	310
	2006	$12.11	$12.37	307
	2007	$12.37	$12.83	5,066
	2008	$12.83	$11.33	17,978
	2009	$11.33	$12.22	3,342
	2010	$12.22	$12.88	738
	2011	$12.88	$13.39	734
	2012	$13.39	$14.42	1,050

Form 6722-NSLAC	87

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$14.42	$14.13	1,152

Morgan Stanley UIF U.S. Real Estate Portfolio	2004	$12.77	$17.15	3,636
	2005	$17.15	$19.74	6,281
	2006	$19.74	$26.80	8,663
	2007	$26.80	$21.87	14,604
	2008	$21.87	$13.36	17,064
	2009	$13.36	$16.93	20,754
	2010	$16.93	$21.62	11,472
	2011	$21.62	$22.53	10,819
	2012	$22.53	$25.69	9,988
	2013	$25.69	$25.78	10,088

Morgan Stanley UIF Growth Portfolio	2007	$10.23	$12.28	1,054
	2008	$12.28	$6.13	4,173
	2009	$6.13	$9.99	4,168
	2010	$9.99	$12.08	8,431
	2011	$12.08	$11.55	7,901
	2012	$11.55	$12.99	7,616
	2013	$12.99	$18.92	5,618

Wells Fargo Advantage FundsSM Variable Trust
VT Opportunity Fund	2005	$14.41	$15.33	2,979
	2006	$15.33	$16.96	2,297
	2007	$16.96	$17.84	2,284
	2008	$17.84	$10.54	1,621
	2009	$10.54	$15.35	1,607
	2010	$15.35	$18.74	1,597
	2011	$18.74	$17.46	1,588
	2012	$17.46	$19.89	632
	2013	$19.89	$25.63	616

Form 6722-NSLAC	88

Appendix C

The following provides a list of the portfolios currently included in the Asset Allocation Models we make available.

Managed Volatility Model

Portfolio	Percentage of Model
TOPS® Managed Risk Balanced ETF Portfolio	15%
TOPS® Managed Risk Moderate Growth ETF Portfolio	15%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	10%
PIMCO Global Diversified Allocation Portfolio	10%
Federated Managed Volatility Fund II	8%
Fidelity® VIP Target Volatility Portfolio	8%
Goldman Sachs Global Markets Navigator Fund	8%
Janus INTECH U.S. Low Volatility Portfolio	8%
TOPS® Managed Risk Growth ETF Portfolio	8%
Balanced Portfolio	4%
AllianceBernstein Dynamic Asset Allocation Portfolio	2%
Invesco V.I. Balanced-Risk Allocation Fund	2%
Lazard Retirement Global Dynamic Multi Asset Portfolio	2%

Model 1: Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	42%
PIMCO Real Return Portfolio	16%
High Income Bond Portfolio	9%
Invesco V.I. Balanced-Risk Allocation Fund	6%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
PIMCO Global Bond Portfolio (Unhedged)	4%
Goldman Sachs Large Cap Value Fund	3%
Strategic Value Portfolio	3%
Bristol Portfolio	2%
Franklin Flex Cap Growth VIP Fund	2%
Lazard Retirement International Equity Portfolio	2%
Royce Small-Cap Portfolio	2%
Templeton Foreign VIP Fund	2%
PIMCO CommodityRealReturn® Strategy Portfolio	1%

Model 2: Moderately Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	33%
PIMCO Real Return Portfolio	11%
High Income Bond Portfolio	7%
Invesco V.I. Balanced-Risk Allocation Fund	7%
Lazard Retirement International Equity Portfolio	6%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
Goldman Sachs Large Cap Value Fund	5%
Templeton Foreign VIP Fund	4%
Royce Small-Cap Portfolio	3%
Strategic Value Portfolio	3%
Bristol Growth Portfolio	2%
Bristol Portfolio	2%
Fidelity® VIP Mid Cap Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
Franklin Flex Cap Growth VIP Fund	2%
PIMCO CommodityRealReturn® Strategy Portfolio	2%
PIMCO Global Bond Portfolio (Unhedged)	2%
Bryton Growth Portfolio	1%

Model 3: Balanced

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	21%

Form 6722-NSLAC	89

Lazard Retirement International Equity Portfolio	9%
Invesco V.I. Balanced-Risk Allocation Fund	8%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	8%
Goldman Sachs Large Cap Value Fund	7%
PIMCO Real Return Portfolio	7%
Templeton Foreign VIP Fund	7%
Strategic Value Portfolio	5%
Franklin Flex Cap Growth VIP Fund	4%
High Income Bond Portfolio	4%
Bristol Portfolio	3%
Fidelity® VIP Mid Cap Portfolio	3%
Lazard Retirement Emerging Markets Equity Portfolio	3%
Royce Small-Cap Portfolio	3%
Bristol Growth Portfolio	2%
Bryton Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
PIMCO CommodityRealReturn® Strategy Portfolio	2%

Model 4: Moderate Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	11%
Goldman Sachs Large Cap Value Fund	10%
PIMCO Total Return Portfolio	10%
Templeton Foreign VIP Fund	10%
Invesco V.I. Balanced-Risk Allocation Fund	7%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	7%
Royce Small-Cap Portfolio	7%
Strategic Value Portfolio	7%
Franklin Flex Cap Growth VIP Fund	6%
Fidelity® VIP Mid Cap Portfolio	4%
Lazard Retirement Emerging Markets Equity Portfolio	4%
Bristol Portfolio	3%
Bryton Growth Portfolio	3%
PIMCO Real Return Portfolio	3%
Bristol Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
High Income Bond Portfolio	2%
PIMCO CommodityRealReturn® Strategy Portfolio	2%

Model 5: Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	13%
Templeton Foreign VIP Fund	12%
Goldman Sachs Large Cap Value Fund	11%
Royce Small-Cap Portfolio	10%
Strategic Value Portfolio	9%
Franklin Flex Cap Growth VIP Fund	7%
Invesco V.I. Balanced-Risk Allocation Fund	6%
Lazard Retirement Emerging Markets Equity Portfolio	5%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	5%
Bristol Portfolio	4%
Fidelity® VIP Mid Cap Portfolio	4%
Bryton Growth Portfolio	3%

Form 6722-NSLAC	90

Appendix D

GLWB Plus Example

The following provides an example of how the annual credit base and withdrawals work under the GLWB Plus.

GLWB Plus applied for on or after May 1, 2014

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,530 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,470 was $168,530 ($179,000 — $10,470). Upon the excess withdrawal, your GLWB base is set equal to $160,284, i.e. $209,400 x (1 — $39,530/$168,530). Because the GLWB base after adjustment for the excess withdrawal of $160,284 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $160,284.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,617 (6% of $160,284 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $169,901 ($160,284 prior GLWB base + $9,617 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $179,901 ($169,901 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $170,284 ($160,284 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,217 (6% of $170,284 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $190,118 ($169,901 prior GLWB base + $10,000 additional purchase payment + $10,217 annual credit), and your GLWB base is set equal to your annual credit base.

Form 6722-NSLAC	91

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,217 (6% of $170,284 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $200,335 for year nine and $210,552 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,217 (6% of $170,284 Annual Credit Calculation Base) and your GLWB base after year eleven is $220,769 ($210,552 prior GLWB base + $10,217 annual credit).

GLWB Plus applied for before May 1, 2014

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $38,821 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $11,179 was $167,821 ($179,000 — $11,179). Upon the excess withdrawal, your GLWB base is set equal to $168,494, i.e. $219,200 x (1 — $38,821/$167,821). Because the GLWB base after adjustment for the excess withdrawal of $168,494 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,494.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,480 (8% of $168,494 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,974 ($168,494 prior GLWB base + $13,480 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,974 ($181,974 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,494 ($168,494 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,280 (8% of $178,494 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $206,254 ($181,974 prior GLWB base + $10,000 additional purchase payment + $14,280 annual credit), and your GLWB base is set equal to your annual credit base.

Form 6722-NSLAC	92

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,280 (8% of $178,494 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,534 for year nine and $234,814 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,280 (8% of $178,494 Annual Credit Calculation Base) and your GLWB base after year eleven is $249,094 ($234,814 prior GLWB base + $14,280 annual credit).

Form 6722-NSLAC	93

Statement of Additional Information Contents

National Security

Custodian

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

1940 Act File Number 811-10619

1933 Act File Number 333-76350

Form 6722-NSLAC	94

National Security Variable Account N

of

National Security Life and Annuity Company

Administrative Office:

One Financial Way

Montgomery, Ohio 45242

Telephone 1-877-446-6020

NScore Xtra VA

Statement of Additional Information

May 1, 2014

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for National Security Variable Account N ("VAN") flexible purchase payment individual variable annuity contracts dated May 1, 2014. To get a free copy of the prospectus for VAN, write or call us at the above address.

TABLE OF CONTENTS

National Security	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	2
Total Return	2

National Security

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as the Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York “Security Mutual” and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. In December 2011, Ohio National Life purchased all of the shares owned by Security Mutual, thus becoming 100% owner of National Security. Ohio National Life is an Ohio domiciled insurance company. Our home office is at 810 Seventh Avenue, New York, New York 10019. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

Custodian

National Security Life and Annuity Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAN’s assets.

Independent Registered Public Accounting Firm

The financial statements of National Security Variable Account N and the financial statements and schedules of National Security Life and Annuity Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAN, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2013	$3,518,822	None
2012	$1,523,645	None
2011	$1,037,074	None

Calculation of Money Market Yield

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

2

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT

This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrate contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.:
Equity Subaccount
63,572 Shares (Cost $1,515,230)	$1,869,642	$1,869,642
Money Market Subaccount
192,978 Shares (Cost $1,929,777)	1,929,777	1,929,777
Bond Subaccount
92,570 Shares (Cost $1,208,012)	1,368,183	1,368,183
Omni Subaccount
9,034 Shares (Cost $129,863)	196,395	196,395
International Subaccount
285,406 Shares (Cost $3,170,640)	3,955,724	3,955,724
Capital Appreciation Subaccount
65,015 Shares (Cost $1,251,508)	2,031,084	2,031,084
International Small-Mid Company Subaccount
8,070 Shares (Cost $162,415)	242,350	242,350
Aggressive Growth Subaccount
45,490 Shares (Cost $381,525)	568,623	568,623
Small Cap Growth Subaccount
23,080 Shares (Cost $358,637)	522,769	522,769
Mid Cap Opportunity Subaccount
21,052 Shares (Cost $331,129)	594,515	594,515
S&P 500® Index Subaccount
76,389 Shares (Cost $1,096,689)	1,499,524	1,499,524
Strategic Value Subaccount
573,146 Shares (Cost $6,598,015)	7,502,486	7,502,486
High Income Bond Subaccount
343,333 Shares (Cost $4,165,372)	5,452,130	5,452,130
Capital Growth Subaccount
14,699 Shares (Cost $446,194)	588,415	588,415
Nasdaq-100® Index Subaccount
159,541 Shares (Cost $1,150,387)	1,475,756	1,475,756
Bristol Subaccount
248,119 Shares (Cost $2,907,331)	4,538,089	4,538,089
Bryton Growth Subaccount
187,063 Shares (Cost $2,245,104)	3,606,572	3,606,572
Balanced Subaccount
257,242 Shares (Cost $4,469,255)	4,635,501	4,635,501

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.: (continued)
Target VIP Subaccount
95,957 Shares (Cost $1,223,328)	$1,314,610	$1,314,610
Bristol Growth Subaccount
170,631 Shares (Cost $1,583,264)	2,511,683	2,511,683
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
604 Shares (Cost $11,269)	15,791	15,791
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
59,198 Shares (Cost $602,213)	603,226	603,226
U.S. Real Estate Subaccount
101,168 Shares (Cost $1,239,033)	1,584,284	1,584,284
Growth Subaccount (a)
23,112 Shares (Cost $408,165)	702,370	702,370
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Series II Subaccount
19,786 Shares (Cost $604,744)	690,124	690,124
Invesco V.I. Balanced-Risk Allocation Series II Subaccount
1,067,807 Shares (Cost $13,099,009)	13,027,245	13,027,245
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
391,731 Shares (Cost $4,382,885)	4,931,888	4,931,888
Structured U.S. Equity Subaccount
53,104 Shares (Cost $655,249)	877,277	877,277
Strategic Growth Subaccount
18,244 Shares (Cost $248,993)	321,831	321,831
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
325,933 Shares (Cost $6,623,249)	7,010,822	7,010,822
U.S. Small-Mid Cap Equity Subaccount
52,281 Shares (Cost $462,085)	455,370	455,370
U.S. Strategic Equity Subaccount
25,355 Shares (Cost $241,684)	304,763	304,763
International Equity Subaccount
961,641 Shares (Cost $9,705,529)	12,751,357	12,751,357
Retirement Multi-Asset Targeted Volatility Subaccount
287,910 Shares (Cost $3,323,082)	3,541,293	3,541,293

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
81,204 Shares (Cost $1,137,046)	$1,635,451	$1,635,451
Jennison Subaccount
10,133 Shares (Cost $231,115)	368,041	368,041
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
227,533 Shares (Cost $7,040,353)	8,100,165	8,100,165
VIP Contrafund® Subaccount
185,129 Shares (Cost $4,464,542)	6,251,795	6,251,795
VIP Growth Subaccount
3,180 Shares (Cost $129,513)	179,910	179,910
VIP Equity-Income Subaccount
65,122 Shares (Cost $1,394,795)	1,489,988	1,489,988
VIP Real Estate Subaccount
172,838 Shares (Cost $2,509,462)	2,793,058	2,793,058
VIP Target Volatility Subaccount
209,210 Shares (Cost $2,283,332)	2,338,968	2,338,968
Janus Aspen Series - Service Shares:
Janus Subaccount
20,110 Shares (Cost $498,434)	678,504	678,504
Global Research Subaccount (b)
2,498 Shares (Cost $82,707)	95,938	95,938
Balanced Subaccount
27,231 Shares (Cost $742,520)	863,764	863,764
Overseas Subaccount
107,591 Shares (Cost $4,449,180)	4,402,611	4,402,611
INTECH U.S. Low Volatility Subaccount
425,519 Shares (Cost $4,969,822)	5,212,607	5,212,607
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
11,056 Shares (Cost $158,914)	265,686	265,686
Mid Cap Value Subaccount
305,677 Shares (Cost $1,715,821)	3,231,006	3,231,006

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
28,212 Shares (Cost $432,045)	$593,007	$593,007
Investors Growth Stock Subaccount
1,418 Shares (Cost $13,542)	21,214	21,214
Mid Cap Growth Subaccount
43,646 Shares (Cost $270,274)	380,597	380,597
Total Return Subaccount
41,796 Shares (Cost $744,855)	966,325	966,325
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
861,521 Shares (Cost $11,498,571)	10,855,169	10,855,169
Total Return Subaccount
2,353,077 Shares (Cost $26,246,321)	25,836,781	25,836,781
Global Bond Subaccount
126,569 Shares (Cost $1,707,506)	1,561,860	1,561,860
CommodityRealReturn® Strategy Subaccount
583,861 Shares (Cost $4,179,669)	3,491,488	3,491,488
Global Diversified Allocation Subaccount
973,956 Shares (Cost $10,183,782)	10,158,360	10,158,360
Short-Term Subaccount
188,901 Shares (Cost $1,940,015)	1,940,015	1,940,015
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount
137,651 Shares (Cost $1,452,781)	1,766,061	1,766,061
Small-Cap Subaccount
714,147 Shares (Cost $7,342,979)	9,940,921	9,940,921
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
16,881 Shares (Cost $627,357)	805,031	805,031
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Subaccount
149,177 Shares (Cost $2,023,505)	2,571,811	2,571,811
Franklin Flex Cap Growth Securities Subaccount
56,905 Shares (Cost $689,968)	1,030,557	1,030,557
Franklin Income Securities Subaccount
59,854 Shares (Cost $906,994)	961,852	961,852

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount (a)
13,204 Shares (Cost $301,076)	$329,440	$329,440
ClearBridge Variable Equity Income Subaccount (a)
7,275 Shares (Cost $90,232)	104,471	104,471
ClearBridge Variable Large Cap Value Subaccount (a)
5,125 Shares (Cost $94,288)	98,150	98,150
Legg Mason Dynamic Multi-Strategy VIT Subaccount
1,728,142 Shares (Cost $20,586,622)	21,791,873	21,791,873
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
58,033 Shares (Cost $793,737)	1,056,196	1,056,196
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
22,036 Shares (Cost $273,983)	413,840	413,840
Managed Volatility Fund II Subaccount
510,402 Shares (Cost $5,244,207)	5,767,538	5,767,538
Managed Tail Risk Fund II Subaccount
11,127 Shares (Cost $78,041)	78,669	78,669
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
780,959 Shares (Cost $7,795,817)	9,824,464	9,824,464
Structured U.S. Equity Subaccount
8,431 Shares (Cost $128,176)	139,536	139,536
Strategic Growth Subaccount
12,427 Shares (Cost $159,822)	218,841	218,841
Global Markets Navigator Subaccount
377,852 Shares (Cost $4,205,344)	4,333,965	4,333,965
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign Securities Subaccount
562,378 Shares (Cost $7,412,772)	9,768,500	9,768,500
Franklin Flex Cap Growth Securities Subaccount
331,166 Shares (Cost $3,891,334)	5,947,737	5,947,737
Franklin Income Securities Subaccount
94,251 Shares (Cost $1,336,587)	1,541,947	1,541,947
Franklin Templeton VIP Founding Funds Allocation Subaccount
123,525 Shares (Cost $896,737)	931,375	931,375

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
465,232 Shares (Cost $4,471,136)	$6,163,667	$6,163,667
VIP Global Natural Resources Subaccount
128,716 Shares (Cost $695,170)	699,299	699,299
VIP Science and Technology Subaccount
17,099 Shares (Cost $308,355)	454,555	454,555
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount (b)
486,027 Shares (Cost $5,324,922)	5,574,725	5,574,725
TOPS® Managed Risk Moderate Growth ETF Subaccount (b)
744,282 Shares (Cost $8,260,064)	8,856,956	8,856,956
TOPS® Managed Risk Growth ETF Subaccount (b)
302,586 Shares (Cost $3,255,584)	3,543,288	3,543,288
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Dynamic Asset Allocation Subaccount
173,671 Shares (Cost $1,909,233)	2,028,479	2,028,479

Totals	$293,677,521	$293,677,521

(a)	Name change was effective April 29, 2013:

ClearBridge Variable All Cap Value Subaccount formerly known as Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount

ClearBridge Variable Equity Income Subaccount formerly known as Legg Mason ClearBridge Variable Equity Income Builder Subaccount

ClearBridge Variable Large Cap Value Subaccount formerly known as Legg Mason ClearBridge Variable Large Cap Value Subaccount

(b)	Name change was effective May 1, 2013:

Global Research Subaccount formerly known as Worldwide Subaccount

TOPS® Managed Risk Balanced ETF Subaccount formerly known as TOPS™ Protected Balanced ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount formerly known as TOPS™ Protected Moderate Growth ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount formerly known as TOPS™ Protected Growth ETF Subaccount

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2013

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount	Millennium Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$15,666	$0	$0	$1,896	$0	$8,060	$0
Risk and administrative expense (note 2)	(24,296)	(24,526)	(18,111)	(2,165)	(49,734)	(23,724)	(1,316)

Net investment activity	(8,630)	(24,526)	(18,111)	(269)	(49,734)	(15,664)	(1,316)

Reinvested capital gains	0	0	0	0	0	0	2,264

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	25,009	(3)	48,709	2,833	65,265	90,870	57,867
Unrealized gain (loss)	516,164	0	(73,068)	42,584	352,606	427,355	(23,594)

Net gain (loss) on investments	541,173	(3)	(24,359)	45,417	417,871	518,225	34,273

Net increase (decrease) in contract owners’ equity from operations	$532,543	$(24,529)	$(42,470)	$45,148	$368,137	$502,561	$35,221

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2013

	Ohio National Fund, Inc.
	International Small-Mid Company Subaccount	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500® Index Subaccount	Strategic Value Subaccount	High Income Bond Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$16,268	$179,352	$0
Risk and administrative expense (note 2)	(2,963)	(6,082)	(3,719)	(7,400)	(17,898)	(79,132)	(70,197)

Net investment activity	(2,963)	(6,082)	(3,719)	(7,400)	(1,630)	100,220	(70,197)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	12,900	13,261	16,005	28,160	140,877	92,179	153,103
Unrealized gain (loss)	44,844	113,680	102,145	126,698	219,613	860,994	208,356

Net gain (loss) on investments	57,744	126,941	118,150	154,858	360,490	953,173	361,459

Net increase (decrease) in contract owners’ equity from operations	$54,781	$120,859	$114,431	$147,458	$358,860	$1,053,393	$291,262

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2013

	Ohio National Fund, Inc.
	Capital Growth Subaccount	Nasdaq-100® Index Subaccount	Bristol Subaccount	Bryton Growth Subaccount	U.S. Equity Subaccount	Balanced Subaccount	Income Opportunity Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$0	$9,580	$20,523	$0	$3,206	$30,247	$54
Risk and administrative expense (note 2)	(5,680)	(11,141)	(58,486)	(45,765)	(9,993)	(25,219)	(90)

Net investment activity	(5,680)	(1,561)	(37,963)	(45,765)	(6,787)	5,028	(36)

Reinvested capital gains	0	0	0	0	0	0	937

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	12,700	102,905	322,235	256,970	186,225	10,182	1,295
Unrealized gain (loss)	90,920	161,168	1,152,214	899,396	12,584	160,976	(900)

Net gain (loss) on investments	103,620	264,073	1,474,449	1,156,366	198,809	171,158	395

Net increase (decrease) in contract owners’ equity from operations	$97,940	$262,512	$1,436,486	$1,110,601	$192,022	$176,186	$1,296

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2013

	Ohio National Fund, Inc.			Wells Fargo Advantage Variable Trust Funds	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Target VIP Subaccount	Target Equity/ Income Subaccount	Bristol Growth Subaccount	Opportunity Subaccount	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Growth Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$1,801	$15,380	$9,718	$28	$16,836	$12,870	$1,099
Risk and administrative expense (note 2)	(2,991)	(13,124)	(31,808)	(197)	(7,582)	(21,068)	(5,436)

Net investment activity	(1,190)	2,256	(22,090)	(169)	9,254	(8,198)	(4,337)

Reinvested capital gains	0	0	0	0	0	0	20,147

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,973	(61,083)	184,541	109	2,901	33,725	15,740
Unrealized gain (loss)	77,354	293,729	589,900	3,645	(20,628)	(18,377)	176,900

Net gain (loss) on investments	80,327	232,646	774,441	3,754	(17,727)	15,348	192,640

Net increase (decrease) in contract owners’ equity from operations	$79,137	$234,902	$752,351	$3,585	$(8,473)	$7,150	$208,450

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2013

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		Goldman Sachs Variable Insurance Trust - Institutional Shares
	Invesco V.I. International Growth Series II Subaccount	Invesco V.I. Balanced - Risk Allocation Series II Subaccount	Large Cap Value Subaccount	Structured U.S. Equity Subaccount	Strategic Growth Subaccount
	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$6,011	$235,786	$56,557	$9,395	$716
Risk and administrative expense (note 2)	(6,802)	(186,741)	(64,207)	(10,710)	(2,492)

Net investment activity	(791)	49,045	(7,650)	(1,315)	(1,776)

Reinvested capital gains	0	447,519	540,344	0	6,722

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,519	(23,735)	119,066	26,035	5,563
Unrealized gain (loss)	92,816	(464,747)	642,300	209,028	38,411

Net gain (loss) on investments	94,335	(488,482)	761,366	235,063	43,974

Net increase (decrease) in contract owners’ equity from operations	$93,544	$8,082	$1,294,060	$233,748	$48,920

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2013

	Lazard Retirement Series, Inc. - Service Shares					The Prudential Series Fund, Inc. - Class II
	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	U.S. Strategic Equity Subaccount	International Equity Subaccount	Multi-Asset Targeted Volatility Subaccount	Jennison 20/20 Focus Subaccount	Jennison Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$94,513	$0	$2,538	$157,851	$9,469	$0	$0
Risk and administrative expense (note 2)	(80,271)	(4,767)	(2,458)	(158,543)	(21,582)	(22,696)	(4,546)

Net investment activity	14,242	(4,767)	80	(692)	(12,113)	(22,696)	(4,546)

Reinvested capital gains	39,333	48,715	27,897	0	66,727	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	83,448	(1,997)	1,042	320,920	10,865	129,789	16,450
Unrealized gain (loss)	(246,136)	57,434	35,573	1,801,114	213,774	308,187	87,075

Net gain (loss) on investments	(162,688)	55,437	36,615	2,122,034	224,639	437,976	103,525

Net increase (decrease) in contract owners’ equity from operations	$(109,113)	$99,385	$64,592	$2,121,342	$279,253	$415,280	$98,979

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2013

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount	VIP Target Volatility Subaccount
	2013	2013	2013	2013	2013	2013 (b)
Investment activity:
Reinvested dividends	$20,345	$47,352	$73	$32,237	$45,177	$13,655
Risk and administrative expense (note 2)	(99,639)	(72,760)	(1,677)	(18,059)	(35,067)	(7,530)

Net investment activity	(79,294)	(25,408)	(1,604)	14,178	10,110	6,125

Reinvested capital gains	976,230	1,658	111	94,938	128,940	36,749

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	279,658	202,236	7,750	11,570	93,791	382
Unrealized gain (loss)	1,014,336	1,229,980	39,394	199,325	(221,087)	55,636

Net gain (loss) on investments	1,293,994	1,432,216	47,144	210,895	(127,296)	56,018

Net increase (decrease) in contract owners’ equity from operations	$2,190,930	$1,408,466	$45,651	$320,011	$11,754	$98,892

(b)	Period from February 20, 2013, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2013

	Janus Aspen Series - Service Shares
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Overseas Subaccount	INTECH U.S. Low Volatility Subaccount
	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$5,086	$586	$10,617	$126,550	$32,908
Risk and administrative expense (note 2)	(10,324)	(684)	(10,629)	(55,367)	(24,421)

Net investment activity	(5,238)	(98)	(12)	71,183	8,487

Reinvested capital gains	0	0	42,678	0	13,190

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	175,670	4,605	8,352	(83,703)	7,874
Unrealized gain (loss)	28,051	9,056	82,676	509,435	242,074

Net gain (loss) on investments	203,721	13,661	91,028	425,732	249,948

Net increase (decrease) in contract owners’ equity from operations	$198,483	$13,563	$133,694	$496,915	$271,625

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2013

	J.P. Morgan Insurance Trust - Class I		MFS® Variable Insurance Trust - Service Class
	Small Cap Core Subaccount	Mid Cap Value Subaccount	New Discovery Subaccount	Investors Growth Stock Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount
	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$1,166	$27,896	$0	$79	$0	$15,200
Risk and administrative expense (note 2)	(3,051)	(38,859)	(6,166)	(334)	(4,109)	(11,680)

Net investment activity	(1,885)	(10,963)	(6,166)	(255)	(4,109)	3,520

Reinvested capital gains	0	29,978	4,163	596	1,208	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	11,313	159,396	15,895	3,513	13,720	14,337
Unrealized gain (loss)	64,128	556,034	144,070	1,848	83,782	123,041

Net gain (loss) on investments	75,441	715,430	159,965	5,361	97,502	137,378

Net increase (decrease) in contract owners’ equity from operations	$73,556	$734,445	$157,962	$5,702	$94,601	$140,898

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2013

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn® Strategy Subaccount	Global Diversified Allocation Subaccount	Short-Term Subaccount
	2013	2013	2013	2013	2013	2013 (a)
Investment activity:
Reinvested dividends	$189,917	$601,288	$38,918	$50,112	$325,063	$1,595
Risk and administrative expense (note 2)	(133,867)	(363,333)	(43,486)	(45,263)	(75,359)	(2,957)

Net investment activity	56,050	237,955	(4,568)	4,849	249,704	(1,362)

Reinvested capital gains	84,340	218,646	10,623	0	291,404	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(7,718)	11,337	(196,039)	(211,332)	17,581	0
Unrealized gain (loss)	(1,151,758)	(1,432,981)	(155,812)	(295,666)	(19,508)	0

Net gain (loss) on investments	(1,159,476)	(1,421,644)	(351,851)	(506,998)	(1,927)	0

Net increase (decrease) in contract owners’ equity from operations	$(1,019,086)	$(965,043)	$(345,796)	$(502,149)	$539,181	$(1,362)

(a)	Period from November 1, 2013, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2013

	Royce Capital Fund - Investment Class		Dreyfus Variable Investment Fund - Service Shares	Franklin Templeton Variable Insurance Products Trust - Class 2
	Micro-Cap Subaccount	Small-Cap Subaccount	Appreciation Subaccount	Templeton Foreign Securities Subaccount	Franklin Flex Cap Growth Securities Subaccount	Franklin Income Securities Subaccount
	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$8,536	$98,365	$12,703	$54,873	$36	$61,785
Risk and administrative expense (note 2)	(19,778)	(120,631)	(8,680)	(29,373)	(11,388)	(13,038)

Net investment activity	(11,242)	(22,266)	4,023	25,500	(11,352)	48,747

Reinvested capital gains	44,732	511,277	1,685	0	2,498	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	45,555	513,686	6,021	37,338	47,737	7,459
Unrealized gain (loss)	197,544	1,608,631	118,764	398,366	246,614	60,523

Net gain (loss) on investments	243,099	2,122,317	124,785	435,704	294,351	67,982

Net increase (decrease) in contract owners’ equity from operations	$276,589	$2,611,328	$130,493	$461,204	$285,497	$116,729

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2013

	Legg Mason Partners Variable Equity Trust - Class I				Neuberger Berman Advisers Management Trust - S Class
	ClearBridge Variable All Cap Value Subaccount	ClearBridge Variable Equity Income Subaccount	ClearBridge Variable Large Cap Value Subaccount	Legg Mason Dynamic Multi- Strategy VIT Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$3,949	$1,584	$781	$192,984	$9,371
Risk and administrative expense (note 2)	(3,156)	(961)	(574)	(113,115)	(14,311)

Net investment activity	793	623	207	79,869	(4,940)

Reinvested capital gains	20,878	0	2,327	8,144	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,213	967	7,645	57,411	42,789
Unrealized gain (loss)	26,067	11,382	1,892	1,198,589	272,212

Net gain (loss) on investments	32,280	12,349	9,537	1,256,000	315,001

Net increase (decrease) in contract owners’ equity from operations	$53,951	$12,972	$12,071	$1,344,013	$310,061

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2013

	Federated Insurance Series - Service Shares			Goldman Sachs Variable Insurance Trust - Service Shares
	Kaufmann Fund II Subaccount	Managed Volatility Fund II Subaccount	Managed Tail Risk Fund II Subaccount	Large Cap Value Subaccount	Structured U.S. Equity Subaccount	Strategic Growth Subaccount	Global Markets Navigator Subaccount
	2013	2013	2013 (a)	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$0	$31,220	$0	$89,120	$1,123	$320	$1,854
Risk and administrative expense (note 2)	(4,750)	(36,365)	(43)	(133,665)	(581)	(2,116)	(27,338)

Net investment activity	(4,750)	(5,145)	(43)	(44,545)	542	(1,796)	(25,484)

Reinvested capital gains	30,205	0	0	1,086,729	0	7,630	101,362

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	9,580	21,773	0	719,249	753	10,447	5,630
Unrealized gain (loss)	79,208	513,980	629	877,100	11,040	36,814	118,781

Net gain (loss) on investments	88,788	535,753	629	1,596,349	11,793	47,261	124,411

Net increase (decrease) in contract owners’ equity from operations	$114,243	$530,608	$586	$2,638,533	$12,335	$53,095	$200,289

(a)	Period from November 1, 2013, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2013

	Franklin Templeton Variable Insurance Products Trust - Class 4				Ivy Funds Variable Insurance Portfolios
	Templeton Foreign Securities Subaccount	Franklin Flex Cap Growth Securities Subaccount	Franklin Income Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$212,919	$0	$86,578	$81,670	$67,374	$0	$0
Risk and administrative expense (note 2)	(120,706)	(73,372)	(17,537)	(11,773)	(72,467)	(9,299)	(4,854)

Net investment activity	92,213	(73,372)	69,041	69,897	(5,093)	(9,299)	(4,854)

Reinvested capital gains	0	14,972	0	135,242	0	0	21,193

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	289,605	344,275	38,570	18,281	148,605	(3,084)	32,434
Unrealized gain (loss)	1,375,357	1,368,836	66,629	(63,711)	1,009,904	59,769	114,783

Net gain (loss) on investments	1,664,962	1,713,111	105,199	(45,430)	1,158,509	56,685	147,217

Net increase (decrease) in contract owners’ equity from operations	$1,757,175	$1,654,711	$174,240	$159,709	$1,153,416	$47,386	$163,556

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2013

	Northern Lights Variable Trust - Class II			Alliance Bernstein Variable Products Series Funds, Inc.
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	Dynamic Asset Allocation Subaccount	Total Subaccounts
	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$35,093	$71,373	$16,657	$3,605	$3,645,113
Risk and administrative expense (note 2)	(46,713)	(87,595)	(27,284)	(16,360)	(3,228,102)

Net investment activity	(11,620)	(16,222)	(10,627)	(12,755)	417,011

Reinvested capital gains	0	0	0	4,972	5,129,903

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	25,098	115,865	12,396	5,765	5,615,669
Unrealized gain (loss)	213,921	538,315	263,683	112,234	21,215,997

Net gain (loss) on investments	239,019	654,180	276,079	117,999	26,831,666

Net increase (decrease) in contract owners’ equity from operations	$227,399	$637,958	$265,452	$110,216	$32,378,580

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount		Omni Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,630)	$(644)	$(24,526)	$(28,018)	$(18,111)	$(19,305)	$(269)	$152
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	25,009	(45,342)	(3)	(2)	48,709	50,274	2,833	715
Unrealized gain (loss)	516,164	255,053	0	0	(73,068)	49,807	42,584	14,460

Net increase (decrease) in contract owners’ equity from operations	532,543	209,067	(24,529)	(28,020)	(42,470)	80,776	45,148	15,327

Equity transactions:
Contract purchase payments (note 1)	3,305	3,545	438,685	641,828	16,150	10,612	0	0
Extra credit fund deposit (note 1)	0	125	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(191,684)	(47,377)	(152,684)	(339,041)	55,540	137,198	(5,591)	1,821
Transfers (to) and from fixed dollar contract	11,480	(3,711)	(1,602)	67,490	126	2,585	0	0
Withdrawals and surrenders	(29,730)	(128,462)	(118,070)	(157,514)	(39,440)	(127,004)	0	0
Surrender charges (note 2)	(111)	(96)	(86)	(3,455)	(73)	(92)	0	0
Annual contract charges (note 2)	(12,583)	(12,423)	(26,919)	(12,230)	(8,205)	(9,715)	(749)	(658)
Annuity and death benefit payments	(22,936)	(9,769)	(37,564)	(224,063)	(20,432)	(16,912)	(995)	(924)

Net equity transactions	(242,259)	(198,168)	101,760	(26,985)	3,666	(3,328)	(7,335)	239

Net change in contract owners’ equity	290,284	10,899	77,231	(55,005)	(38,804)	77,448	37,813	15,566
Contract owners’ equity:
Beginning of period	1,579,358	1,568,459	1,852,546	1,907,551	1,406,987	1,329,539	158,582	143,016

End of period	$1,869,642	$1,579,358	$1,929,777	$1,852,546	$1,368,183	$1,406,987	$196,395	$158,582

Change in units:
Beginning units	192,251	217,856	159,741	162,259	81,194	80,998	15,830	15,805

Units purchased	3,579	6,462	284,770	100,919	19,680	18,103	8	371
Units redeemed	(28,865)	(32,067)	(276,490)	(103,437)	(18,463)	(17,907)	(645)	(346)

Ending units	166,965	192,251	168,021	159,741	82,411	81,194	15,193	15,830

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	International Subaccount		Capital Appreciation Subaccount		Millennium Subaccount		International Small-Mid Company Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(49,734)	$(46,464)	$(15,664)	$(11,676)	$(1,316)	$(1,178)	$(2,963)	$(2,767)
Reinvested capital gains	0	0	0	0	2,264	0	0	0
Realized gain (loss)	65,265	31,726	90,870	63,681	57,867	2,543	12,900	1,615
Unrealized gain (loss)	352,606	588,057	427,355	176,541	(23,594)	4,840	44,844	41,806

Net increase (decrease) in contract owners’ equity from operations	368,137	573,319	502,561	228,546	35,221	6,205	54,781	40,654

Equity transactions:
Contract purchase payments (note 1)	120,715	660	30,000	32,520	220	671	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	166,815	(60,964)	(8,681)	(53,988)	(115,837)	(587)	(7,763)	(4,906)
Transfers (to) and from fixed dollar contract	29,943	4,540	22,191	9,253	0	0	0	251
Withdrawals and surrenders	(58,827)	(205,356)	(15,628)	(68,330)	(4,656)	0	(26,575)	(3,164)
Surrender charges (note 2)	(311)	(181)	(131)	(47)	0	0	(413)	(2)
Annual contract charges (note 2)	(23,195)	(25,168)	(11,883)	(12,274)	(545)	(734)	(1,694)	(1,524)
Annuity and death benefit payments	(56,219)	(29,077)	(20,296)	(12,339)	(35)	(33)	(666)	(648)

Net equity transactions	178,921	(315,546)	(4,428)	(105,205)	(120,853)	(683)	(37,111)	(9,993)

Net change in contract owners’ equity	547,058	257,773	498,133	123,341	(85,632)	5,522	17,670	30,661
Contract owners’ equity:
Beginning of period	3,408,666	3,150,893	1,532,951	1,409,610	85,632	80,110	224,680	194,019

End of period	$3,955,724	$3,408,666	$2,031,084	$1,532,951	$0	$85,632	$242,350	$224,680

Change in units:
Beginning units	320,564	351,491	69,757	74,551	10,216	10,315	13,684	14,315

Units purchased	48,656	16,871	10,766	10,464	450	416	558	98
Units redeemed	(31,427)	(47,798)	(10,525)	(15,258)	(10,666)	(515)	(2,399)	(729)

Ending units	337,793	320,564	69,998	69,757	0	10,216	11,843	13,684

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount		Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,082)	$(5,396)	$(3,719)	$(2,627)	$(7,400)	$(6,911)	$(1,630)	$750
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	13,261	8,617	16,005	6,334	28,160	10,605	140,877	43,775
Unrealized gain (loss)	113,680	70,946	102,145	28,075	126,698	79,583	219,613	113,263

Net increase (decrease) in contract owners’ equity from operations	120,859	74,167	114,431	31,782	147,458	83,277	358,860	157,788

Equity transactions:
Contract purchase payments (note 1)	60,000	980	5,210	6,569	110	120	225,415	15,000
Extra credit fund deposit (note 1)	0	39	0	0	0	0	1,370	0
Transfers (to) and from other subaccounts	6,198	(22,599)	145,464	56,028	(37,876)	(11,588)	32,016	53,736
Transfers (to) and from fixed dollar contract	2,710	1,257	0	0	0	0	(348,635)	(77,469)
Withdrawals and surrenders	(21,014)	(1,020)	(6,819)	(10,320)	(18,364)	(24,561)	(9,129)	(54,147)
Surrender charges (note 2)	(265)	0	(4)	(6)	(2)	(1)	(3)	(20)
Annual contract charges (note 2)	(3,642)	(3,356)	(2,100)	(913)	(4,601)	(4,297)	(9,579)	(9,355)
Annuity and death benefit payments	(3,910)	(2,425)	(166)	(75)	(12,533)	(116)	(5,369)	(2,813)

Net equity transactions	40,077	(27,124)	141,585	51,283	(73,266)	(40,443)	(113,914)	(75,068)

Net change in contract owners’ equity	160,936	47,043	256,016	83,065	74,192	42,834	244,946	82,720
Contract owners’ equity:
Beginning of period	407,687	360,644	266,753	183,688	520,323	477,489	1,254,578	1,171,858

End of period	$568,623	$407,687	$522,769	$266,753	$594,515	$520,323	$1,499,524	$1,254,578

Change in units:
Beginning units	54,806	58,807	29,858	23,840	31,831	34,504	94,053	99,893

Units purchased	10,011	3,341	15,058	8,480	19	169	30,007	15,081
Units redeemed	(5,522)	(7,342)	(4,987)	(2,462)	(4,009)	(2,842)	(38,075)	(20,921)

Ending units	59,295	54,806	39,929	29,858	27,841	31,831	85,985	94,053

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Strategic Value Subaccount		High Income Bond Subaccount		Capital Growth Subaccount		Nasdaq-100® Index Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$100,220	$37,951	$(70,197)	$(61,947)	$(5,680)	$(3,591)	$(1,561)	$(3,659)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	92,179	7,604	153,103	126,590	12,700	7,904	102,905	33,288
Unrealized gain (loss)	860,994	(15,912)	208,356	485,216	90,920	21,785	161,168	54,240

Net increase (decrease) in contract owners’ equity from operations	1,053,393	29,643	291,262	549,859	97,940	26,098	262,512	83,869

Equity transactions:
Contract purchase payments (note 1)	172,644	100,326	143,291	362,823	127,500	43,709	111,250	5,000
Extra credit fund deposit (note 1)	808	0	807	67	0	0	1,370	0
Transfers (to) and from other subaccounts	1,256,463	4,356,350	(68,297)	33,618	101,750	(562)	506,593	32,119
Transfers (to) and from fixed dollar contract	147,049	200,567	193,350	244,482	566	377	8,070	2,523
Withdrawals and surrenders	(61,787)	(43,357)	(72,025)	(100,097)	(4,489)	(11,576)	(3,593)	(31,372)
Surrender charges (note 2)	(62)	(212)	(505)	(283)	(1)	(8)	(35)	(23)
Annual contract charges (note 2)	(50,013)	(21,615)	(42,684)	(36,907)	(2,793)	(1,969)	(4,152)	(3,899)
Annuity and death benefit payments	(46,826)	(14,137)	(51,915)	(57,229)	(10,123)	(2,036)	(7,654)	(4,541)

Net equity transactions	1,418,276	4,577,922	102,022	446,474	212,410	27,935	611,849	(193)

Net change in contract owners’ equity	2,471,669	4,607,565	393,284	996,333	310,350	54,033	874,361	83,676
Contract owners’ equity:
Beginning of period	5,030,817	423,252	5,058,846	4,062,513	278,065	224,032	601,395	517,719

End of period	$7,502,486	$5,030,817	$5,452,130	$5,058,846	$588,415	$278,065	$1,475,756	$601,395

Change in units:
Beginning units	406,227	38,072	276,964	243,542	10,595	9,046	95,268	97,594

Units purchased	155,406	379,541	38,038	66,540	9,757	3,225	133,827	13,593
Units redeemed	(56,117)	(11,386)	(29,475)	(33,118)	(2,023)	(1,676)	(45,766)	(15,919)

Ending units	505,516	406,227	285,527	276,964	18,329	10,595	183,329	95,268

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Bristol Subaccount		Bryton Growth Subaccount		U.S. Equity Subaccount		Balanced Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(37,963)	$(26,948)	$(45,765)	$(38,254)	$(6,787)	$(5,770)	$5,028	$(2,007)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	322,235	65,475	256,970	125,125	186,225	(7,843)	10,182	2,728
Unrealized gain (loss)	1,152,214	377,301	899,396	184,582	12,584	92,383	160,976	4,078

Net increase (decrease) in contract owners’ equity from operations	1,436,486	415,828	1,110,601	271,453	192,022	78,770	176,186	4,799

Equity transactions:
Contract purchase payments (note 1)	105,123	202,046	84,686	156,716	0	0	2,277,328	438,517
Extra credit fund deposit (note 1)	606	102	404	102	0	0	2,969	0
Transfers (to) and from other subaccounts	(926,702)	(96,322)	(639,417)	(180,502)	(777,883)	2,490	946,477	1,452
Transfers (to) and from fixed dollar contract	114,469	215,119	80,257	167,576	(61,918)	0	750,202	27,915
Withdrawals and surrenders	(62,974)	(82,945)	(50,162)	(56,005)	0	(75,230)	(1,668)	0
Surrender charges (note 2)	(111)	(358)	(81)	(271)	0	0	0	0
Annual contract charges (note 2)	(35,944)	(30,306)	(28,285)	(23,825)	(3,125)	(2,969)	(8,519)	(121)
Annuity and death benefit payments	(36,285)	(30,952)	(27,002)	(22,577)	0	0	(2,814)	(905)

Net equity transactions	(841,818)	176,384	(579,600)	41,214	(842,926)	(75,709)	3,963,975	466,858

Net change in contract owners’ equity	594,668	592,212	531,001	312,667	(650,904)	3,061	4,140,161	471,657
Contract owners’ equity:
Beginning of period	3,943,421	3,351,209	3,075,571	2,762,904	650,904	647,843	495,340	23,683

End of period	$4,538,089	$3,943,421	$3,606,572	$3,075,571	$0	$650,904	$4,635,501	$495,340

Change in units:
Beginning units	303,980	286,330	254,060	251,083	61,619	69,317	37,717	1,792

Units purchased	18,530	60,683	17,047	56,965	30	238	279,138	40,032
Units redeemed	(70,721)	(43,033)	(56,698)	(53,988)	(61,649)	(7,936)	(9,234)	(4,107)

Ending units	251,789	303,980	214,409	254,060	0	61,619	307,621	37,717

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Income Opportunity Subaccount		Target VIP Subaccount		Target Equity/Income Subaccount		Bristol Growth Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(36)	$(212)	$(1,190)	$(45)	$2,256	$5,404	$(22,090)	$(16,772)
Reinvested capital gains	937	0	0	0	0	0	0	0
Realized gain (loss)	1,295	3,724	2,973	3,570	(61,083)	(59,131)	184,541	57,649
Unrealized gain (loss)	(900)	(2,215)	77,354	19,676	293,729	136,032	589,900	145,550

Net increase (decrease) in contract owners’ equity from operations	1,296	1,297	79,137	23,201	234,902	82,305	752,351	186,427

Equity transactions:
Contract purchase payments (note 1)	0	0	29,565	0	0	0	65,354	134,777
Extra credit fund deposit (note 1)	0	0	1,183	0	0	0	404	67
Transfers (to) and from other subaccounts	(7,173)	(14,610)	1,056,211	(35,692)	(1,056,755)	(38,584)	(494,762)	(52,529)
Transfers (to) and from fixed dollar contract	0	0	0	0	1,554	9,310	71,042	143,141
Withdrawals and surrenders	0	(14,541)	(5,007)	(5,309)	(35,591)	(80,959)	(26,209)	(30,822)
Surrender charges (note 2)	0	0	0	0	0	0	(21)	(186)
Annual contract charges (note 2)	(47)	(39)	(1,730)	(1,878)	(13,939)	(14,125)	(20,422)	(16,546)
Annuity and death benefit payments	0	(122)	0	(1,085)	(5,285)	(5,732)	(15,674)	(17,841)

Net equity transactions	(7,220)	(29,312)	1,080,222	(43,964)	(1,110,016)	(130,090)	(420,288)	160,061

Net change in contract owners’ equity	(5,924)	(28,015)	1,159,359	(20,763)	(875,114)	(47,785)	332,063	346,488
Contract owners’ equity:
Beginning of period	5,924	33,939	155,251	176,014	875,114	922,899	2,179,620	1,833,132

End of period	$0	$5,924	$1,314,610	$155,251	$0	$875,114	$2,511,683	$2,179,620

Change in units:
Beginning units	525	3,183	15,612	20,174	105,087	121,453	204,403	191,708

Units purchased	0	40	84,223	131	1,458	1,347	13,072	42,552
Units redeemed	(525)	(2,698)	(1,144)	(4,693)	(106,545)	(17,713)	(46,126)	(29,857)

Ending units	0	525	98,691	15,612	0	105,087	171,349	204,403

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Wells Fargo Advantage Variable Trust Funds		The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Opportunity Subaccount		Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount		Growth Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(169)	$(221)	$9,254	$17,899	$(8,198)	$(11,890)	$(4,337)	$(4,753)
Reinvested capital gains	0	4	0	0	0	0	20,147	21,323
Realized gain (loss)	109	1,206	2,901	4,583	33,725	61,638	15,740	3,641
Unrealized gain (loss)	3,645	2,908	(20,628)	16,584	(18,377)	146,819	176,900	32,947

Net increase (decrease) in contract owners’ equity from operations	3,585	3,897	(8,473)	39,066	7,150	196,567	208,450	53,158

Equity transactions:
Contract purchase payments (note 1)	0	0	825	67,020	6,465	8,149	0	13,447
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(300)	0	77,390	100,736	162,904	(109,682)	30,111	1,090
Transfers (to) and from fixed dollar contract	0	0	927	4,452	12,030	5,078	0	2,095
Withdrawals and surrenders	0	(18,904)	(13,331)	(91,056)	(45,558)	(52,855)	(539)	(4,194)
Surrender charges (note 2)	0	(12)	(3)	(1)	(90)	(72)	0	0
Annual contract charges (note 2)	(72)	(121)	(4,212)	(3,537)	(11,315)	(11,872)	(1,250)	(487)
Annuity and death benefit payments	0	0	(12,923)	(4,457)	(28,276)	(13,755)	(976)	(974)

Net equity transactions	(372)	(19,037)	48,673	73,157	96,160	(175,009)	27,346	10,977

Net change in contract owners’ equity	3,213	(15,140)	40,200	112,223	103,310	21,558	235,796	64,135
Contract owners’ equity:
Beginning of period	12,578	27,718	563,026	450,803	1,480,974	1,459,416	466,574	402,439

End of period	$15,791	$12,578	$603,226	$563,026	$1,584,284	$1,480,974	$702,370	$466,574

Change in units:
Beginning units	632	1,588	39,933	33,928	57,702	64,845	35,076	34,160

Units purchased	0	0	20,854	16,440	7,630	3,079	3,967	1,484
Units redeemed	(16)	(956)	(14,976)	(10,435)	(3,840)	(10,222)	(3,033)	(568)

Ending units	616	632	45,811	39,933	61,492	57,702	36,010	35,076

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds)
	Invesco V.I. International Growth Series II Subaccount		Invesco V.I. Balanced-Risk Allocation Series II Subaccount
	2013	2012	2013	2012 (e)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(791)	$579	$49,045	$11,254
Reinvested capital gains	0	0	447,519	39,248
Realized gain (loss)	1,519	(4,379)	(23,735)	6,541
Unrealized gain (loss)	92,816	62,984	(464,747)	392,983

Net increase (decrease) in contract owners’ equity from operations	93,544	59,184	8,082	450,026

Equity transactions:
Contract purchase payments (note 1)	31,045	35,168	2,700,356	1,559,883
Extra credit fund deposit (note 1)	0	0	4,939	0
Transfers (to) and from other subaccounts	87,634	(10,172)	(3,008,081)	10,212,472
Transfers (to) and from fixed dollar contract	6,353	31,764	1,027,358	557,929
Withdrawals and surrenders	(31,597)	(6,118)	(133,264)	(87,635)
Surrender charges (note 2)	(8)	(3)	(872)	(312)
Annual contract charges (note 2)	(3,607)	(2,485)	(112,497)	(43,767)
Annuity and death benefit payments	(934)	(219)	(76,183)	(31,189)

Net equity transactions	88,886	47,935	401,756	12,167,381

Net change in contract owners’ equity	182,430	107,119	409,838	12,617,407
Contract owners’ equity:
Beginning of period	507,694	400,575	12,617,407	0

End of period	$690,124	$507,694	$13,027,245	$12,617,407

Change in units:
Beginning units	52,920	48,135	1,163,785	0

Units purchased	12,261	7,194	494,318	1,180,217
Units redeemed	(4,144)	(2,409)	(456,719)	(16,432)

Ending units	61,037	52,920	1,201,384	1,163,785

(e)	Period from January 2, 2012, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		Structured U.S. Equity Subaccount		Strategic Growth Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,650)	$(2,655)	$(1,315)	$2,690	$(1,776)	$(1,154)
Reinvested capital gains	540,344	107,514	0	0	6,722	0
Realized gain (loss)	119,066	(107,169)	26,035	(1,101)	5,563	5,768
Unrealized gain (loss)	642,300	762,926	209,028	81,066	38,411	23,791

Net increase (decrease) in contract owners’ equity from operations	1,294,060	760,616	233,748	82,655	48,920	28,405

Equity transactions:
Contract purchase payments (note 1)	52,679	3,856	0	0	0	0
Extra credit fund deposit (note 1)	1,306	0	0	0	0	0
Transfers (to) and from other subaccounts	(623,876)	(939,291)	(42,356)	(13,934)	111,149	(26,513)
Transfers (to) and from fixed dollar contract	16,304	(8,981)	16,139	4,206	0	0
Withdrawals and surrenders	(102,158)	(153,738)	(7,079)	(35,732)	0	0
Surrender charges (note 2)	(169)	(215)	(68)	(22)	0	0
Annual contract charges (note 2)	(38,066)	(40,696)	(4,366)	(4,772)	(1,117)	(1,036)
Annuity and death benefit payments	(97,203)	(52,898)	(12,019)	(6,514)	(258)	(777)

Net equity transactions	(791,183)	(1,191,963)	(49,749)	(56,768)	109,774	(28,326)

Net change in contract owners’ equity	502,877	(431,347)	183,999	25,887	158,694	79
Contract owners’ equity:
Beginning of period	4,429,011	4,860,358	693,278	667,391	163,137	163,058

End of period	$4,931,888	$4,429,011	$877,277	$693,278	$321,831	$163,137

Change in units:
Beginning units	410,217	528,025	59,288	64,419	12,656	14,956

Units purchased	8,503	21,991	6,331	2,539	7,668	164
Units redeemed	(71,068)	(139,799)	(10,301)	(7,670)	(1,205)	(2,464)

Ending units	347,652	410,217	55,318	59,288	19,119	12,656

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount		International Equity Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$14,242	$18,469	$(4,767)	$(19,497)	$80	$615	$(692)	$45,593
Reinvested capital gains	39,333	65,583	48,715	80,190	27,897	0	0	0
Realized gain (loss)	83,448	50,820	(1,997)	71,432	1,042	2,906	320,920	94,650
Unrealized gain (loss)	(246,136)	843,989	57,434	23,170	35,573	25,012	1,801,114	1,677,434

Net increase (decrease) in contract owners’ equity from operations	(109,113)	978,861	99,385	155,295	64,592	28,533	2,121,342	1,817,677

Equity transactions:
Contract purchase payments (note 1)	171,882	197,417	220	99,133	0	36,905	392,397	653,900
Extra credit fund deposit (note 1)	636	245	0	134	0	0	1,819	373
Transfers (to) and from other subaccounts	1,272,518	(16,436)	41,265	(2,548,807)	796	(46,381)	(766,969)	(563,703)
Transfers (to) and from fixed dollar contract	116,828	206,402	39,616	63,885	0	0	323,633	695,099
Withdrawals and surrenders	(137,426)	(169,558)	(1,696)	(20,493)	(157)	0	(188,580)	(154,913)
Surrender charges (note 2)	(265)	(309)	0	(170)	0	0	(129)	(1,015)
Annual contract charges (note 2)	(47,412)	(43,224)	(2,412)	(12,492)	(219)	(258)	(100,748)	(82,928)
Annuity and death benefit payments	(67,518)	(36,939)	(4,244)	(16,363)	(352)	(125)	(91,620)	(79,710)

Net equity transactions	1,309,243	137,598	72,749	(2,435,173)	68	(9,859)	(430,197)	467,103

Net change in contract owners’ equity	1,200,130	1,116,459	172,134	(2,279,878)	64,660	18,674	1,691,145	2,284,780
Contract owners’ equity:
Beginning of period	5,810,692	4,694,233	283,236	2,563,114	240,103	221,429	11,060,212	8,775,432

End of period	$7,010,822	$5,810,692	$455,370	$283,236	$304,763	$240,103	$12,751,357	$11,060,212

Change in units:
Beginning units	224,291	206,830	15,328	159,972	19,210	20,017	864,805	816,692

Units purchased	95,675	45,374	4,102	13,325	183	3,201	71,896	153,275
Units redeemed	(28,152)	(27,913)	(1,236)	(157,969)	(182)	(4,008)	(99,179)	(105,162)

Ending units	291,814	224,291	18,194	15,328	19,211	19,210	837,522	864,805

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Lazard Retirement Series, Inc. - Service Shares		The Prudential Series Fund, Inc. - Class II
	Multi-Asset Targeted Volatility Subaccount		Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2013	2012 (d)	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(12,113)	$(1,012)	$(22,696)	$(49,850)	$(4,546)	$(4,490)
Reinvested capital gains	66,727	1,490	0	210,540	0	0
Realized gain (loss)	10,865	14	129,789	306,445	16,450	21,017
Unrealized gain (loss)	213,774	4,436	308,187	(285,540)	87,075	26,528

Net increase (decrease) in contract owners’ equity from operations	279,253	4,928	415,280	181,595	98,979	43,055

Equity transactions:
Contract purchase payments (note 1)	2,151,335	473,345	63,148	279,916	0	0
Extra credit fund deposit (note 1)	2,226	0	416	256	0	0
Transfers (to) and from other subaccounts	(35,799)	5,691	(43,016)	(4,439,542)	(78,513)	144,310
Transfers (to) and from fixed dollar contract	638,069	35,686	0	122,557	4,824	11,837
Withdrawals and surrenders	(1,567)	0	(277,108)	(42,063)	0	0
Surrender charges (note 2)	0	0	(358)	(293)	0	0
Annual contract charges (note 2)	(7,990)	0	(12,557)	(30,070)	(2,954)	(2,878)
Annuity and death benefit payments	(3,549)	(335)	(40,445)	(30,677)	0	0

Net equity transactions	2,742,725	514,387	(309,920)	(4,139,916)	(76,643)	153,269

Net change in contract owners’ equity	3,021,978	519,315	105,360	(3,958,321)	22,336	196,324
Contract owners’ equity:
Beginning of period	519,315	0	1,530,091	5,488,412	345,705	149,381

End of period	$3,541,293	$519,315	$1,635,451	$1,530,091	$368,041	$345,705

Change in units:
Beginning units	49,549	0	100,876	406,000	37,706	17,034

Units purchased	247,800	49,584	9,357	40,719	480	32,764
Units redeemed	(10,484)	(35)	(25,147)	(345,843)	(8,739)	(12,092)

Ending units	286,865	49,549	85,086	100,876	29,447	37,706

(d)	Period from May 1, 2012, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(79,294)	$(57,197)	$(25,408)	$(9,781)	$(1,604)	$(604)
Reinvested capital gains	976,230	528,914	1,658	0	111	0
Realized gain (loss)	279,658	30,807	202,236	56,185	7,750	2,954
Unrealized gain (loss)	1,014,336	238,491	1,229,980	576,910	39,394	8,010

Net increase (decrease) in contract owners’ equity from operations	2,190,930	741,015	1,408,466	623,314	45,651	10,360

Equity transactions:
Contract purchase payments (note 1)	200,221	359,150	225,206	225,851	0	7,560
Extra credit fund deposit (note 1)	1,080	1,934	793	2,497	0	0
Transfers (to) and from other subaccounts	(795,812)	(33,110)	106,911	(140,693)	(15,764)	76,023
Transfers (to) and from fixed dollar contract	123,301	259,328	627	47,157	0	0
Withdrawals and surrenders	(136,547)	(75,215)	(130,157)	(136,579)	(3,086)	(1,733)
Surrender charges (note 2)	(976)	(356)	(899)	(86)	(8)	(5)
Annual contract charges (note 2)	(57,138)	(50,600)	(35,298)	(35,267)	(818)	(285)
Annuity and death benefit payments	(59,033)	(49,884)	(66,966)	(31,177)	(1,461)	(1,580)

Net equity transactions	(724,904)	411,247	100,217	(68,297)	(21,137)	79,980

Net change in contract owners’ equity	1,466,026	1,152,262	1,508,683	555,017	24,514	90,340
Contract owners’ equity:
Beginning of period	6,634,139	5,481,877	4,743,112	4,188,095	155,396	65,056

End of period	$8,100,165	$6,634,139	$6,251,795	$4,743,112	$179,910	$155,396

Change in units:
Beginning units	321,464	287,972	331,948	336,215	17,668	8,993

Units purchased	44,744	56,081	51,837	33,737	2,210	11,220
Units redeemed	(70,767)	(22,589)	(45,169)	(38,004)	(4,965)	(2,545)

Ending units	295,441	321,464	338,616	331,948	14,913	17,668

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount		VIP Target Volatility Subaccount
	2013	2012	2013	2012	2013 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$14,178	$19,455	$10,110	$575	$6,125
Reinvested capital gains	94,938	77,798	128,940	46,108	36,749
Realized gain (loss)	11,570	(17,246)	93,791	105,575	382
Unrealized gain (loss)	199,325	93,017	(221,087)	180,162	55,636

Net increase (decrease) in contract owners’ equity from operations	320,011	173,024	11,754	332,420	98,892

Equity transactions:
Contract purchase payments (note 1)	9,265	56,204	190,354	154,944	1,157,344
Extra credit fund deposit (note 1)	0	0	404	67	2,603
Transfers (to) and from other subaccounts	(9,941)	(61,087)	101,254	(90,869)	918,310
Transfers (to) and from fixed dollar contract	(757)	(14,747)	71,637	145,287	165,008
Withdrawals and surrenders	(39,057)	(35,151)	(42,145)	(31,627)	(22)
Surrender charges (note 2)	(70)	(200)	(20)	(189)	0
Annual contract charges (note 2)	(10,123)	(9,419)	(21,802)	(17,909)	(2,344)
Annuity and death benefit payments	(38,742)	(7,848)	(16,545)	(18,497)	(823)

Net equity transactions	(89,425)	(72,248)	283,137	141,207	2,240,076

Net change in contract owners’ equity	230,586	100,776	294,891	473,627	2,338,968
Contract owners’ equity:
Beginning of period	1,259,402	1,158,626	2,498,167	2,024,540	0

End of period	$1,489,988	$1,259,402	$2,793,058	$2,498,167	$2,338,968

Change in units:
Beginning units	91,278	97,107	201,974	193,690	0

Units purchased	5,608	7,009	50,621	48,529	207,006
Units redeemed	(11,260)	(12,838)	(28,820)	(40,245)	(729)

Ending units	85,626	91,278	223,775	201,974	206,277

(b)	Period from February 20, 2013, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Janus Aspen Series - Service Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount		Overseas Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,238)	$(6,743)	$(98)	$(249)	$(12)	$8,821	$71,183	$(27,526)
Reinvested capital gains	0	13,821	0	0	42,678	51,319	0	387,708
Realized gain (loss)	175,670	12,089	4,605	(929)	8,352	7,111	(83,703)	(45,590)
Unrealized gain (loss)	28,051	99,623	9,056	7,011	82,676	14,492	509,435	139,993

Net increase (decrease) in contract owners’ equity from operations	198,483	118,790	13,563	5,833	133,694	81,743	496,915	454,585

Equity transactions:
Contract purchase payments (note 1)	0	58,750	0	10,612	10,000	22,751	111,769	99,110
Extra credit fund deposit (note 1)	0	2,350	0	0	0	0	688	1,960
Transfers (to) and from other subaccounts	(252,796)	(43,612)	15,251	27,807	40,970	(50,180)	(15,422)	177,766
Transfers (to) and from fixed dollar contract	0	0	0	0	5,406	(56)	1,554	(6,847)
Withdrawals and surrenders	(79,721)	(6,394)	0	(13,519)	(33,584)	(685)	(109,127)	(47,156)
Surrender charges (note 2)	(1,663)	0	0	0	(730)	0	(797)	(152)
Annual contract charges (note 2)	(3,098)	(5,685)	(304)	(179)	(5,281)	(5,315)	(30,670)	(30,771)
Annuity and death benefit payments	(273)	(228)	(662)	(357)	(11,973)	(10,529)	(58,492)	(32,199)

Net equity transactions	(337,551)	5,181	14,285	24,364	4,808	(44,014)	(100,497)	161,711

Net change in contract owners’ equity	(139,068)	123,971	27,848	30,197	138,502	37,729	396,418	616,296
Contract owners’ equity:
Beginning of period	817,572	693,601	68,090	37,893	725,262	687,533	4,006,193	3,389,897

End of period	$678,504	$817,572	$95,938	$68,090	$863,764	$725,262	$4,402,611	$4,006,193

Change in units:
Beginning units	112,634	111,463	10,477	6,706	47,033	49,807	328,694	309,353

Units purchased	25,293	9,176	6,869	6,687	4,404	3,948	59,682	52,925
Units redeemed	(65,126)	(8,005)	(5,641)	(2,916)	(3,436)	(6,722)	(67,805)	(33,584)

Ending units	72,801	112,634	11,705	10,477	48,001	47,033	320,571	328,694

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Janus Aspen Series - Service Shares		J.P. Morgan Insurance Trust - Class I
	INTECH U.S. Low Volatility Subaccount		Small Cap Core Subaccount		Mid Cap Value Subaccount
	2013	2012 (c)	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$8,487	$114	$(1,885)	$(1,799)	$(10,963)	$(8,229)
Reinvested capital gains	13,190	0	0	0	29,978	0
Realized gain (loss)	7,874	3	11,313	4,084	159,396	139,663
Unrealized gain (loss)	242,074	711	64,128	21,529	556,034	263,663

Net increase (decrease) in contract owners’ equity from operations	271,625	828	73,556	23,814	734,445	395,097

Equity transactions:
Contract purchase payments (note 1)	2,944,386	77,493	0	45,104	141,183	68,144
Extra credit fund deposit (note 1)	3,354	0	0	125	0	0
Transfers (to) and from other subaccounts	1,022,858	0	(24,671)	(10,893)	(16,856)	(160,573)
Transfers (to) and from fixed dollar contract	897,059	942	42,959	1,270	23,546	23,949
Withdrawals and surrenders	(22)	0	0	(1,532)	(22,867)	(77,693)
Surrender charges (note 2)	0	0	0	0	(87)	(37)
Annual contract charges (note 2)	(4,705)	0	(1,751)	(1,157)	(19,620)	(18,043)
Annuity and death benefit payments	(1,169)	(42)	(1,420)	(1,057)	(42,225)	(21,262)

Net equity transactions	4,861,761	78,393	15,117	31,860	63,074	(185,515)

Net change in contract owners’ equity	5,133,386	79,221	88,673	55,674	797,519	209,582
Contract owners’ equity:
Beginning of period	79,221	0	177,013	121,339	2,433,487	2,223,905

End of period	$5,212,607	$79,221	$265,686	$177,013	$3,231,006	$2,433,487

Change in units:
Beginning units	8,012	0	11,934	9,659	98,323	106,095

Units purchased	430,375	8,016	2,490	3,507	13,630	7,882
Units redeemed	(10,144)	(4)	(1,659)	(1,232)	(10,966)	(15,654)

Ending units	428,243	8,012	12,765	11,934	100,987	98,323

(c)	Period from October 1, 2012, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,166)	$(4,211)	$(255)	$(479)	$(4,109)	$(3,518)	$3,520	$9,313
Reinvested capital gains	4,163	32,244	596	1,134	1,208	0	0	0
Realized gain (loss)	15,895	858	3,513	8,023	13,720	1,553	14,337	6,846
Unrealized gain (loss)	144,070	27,343	1,848	(3,963)	83,782	38,348	123,041	50,461

Net increase (decrease) in contract owners’ equity from operations	157,962	56,234	5,702	4,715	94,601	36,383	140,898	66,620

Equity transactions:
Contract purchase payments (note 1)	11,400	6,723	0	0	36,195	10,792	0	14,337
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	79,879	19,702	(568)	(174)	(10,688)	(4,980)	103,483	80,877
Transfers (to) and from fixed dollar contract	2,710	13,395	929	4,452	(371)	0	0	0
Withdrawals and surrenders	(11,861)	(972)	(10,728)	(34,201)	(8,918)	(4,854)	(12,000)	0
Surrender charges (note 2)	(510)	0	0	0	(19)	(23)	0	0
Annual contract charges (note 2)	(3,440)	(2,236)	(179)	(113)	(2,423)	(2,204)	(5,827)	(5,265)
Annuity and death benefit payments	(12,339)	(3,207)	0	0	(4,753)	(1,970)	(35,601)	(9,913)

Net equity transactions	65,839	33,405	(10,546)	(30,036)	9,023	(3,239)	50,055	80,036

Net change in contract owners’ equity	223,801	89,639	(4,844)	(25,321)	103,624	33,144	190,953	146,656
Contract owners’ equity:
Beginning of period	369,206	279,567	26,058	51,379	276,973	243,829	775,372	628,716

End of period	$593,007	$369,206	$21,214	$26,058	$380,597	$276,973	$966,325	$775,372

Change in units:
Beginning units	21,838	19,674	2,054	4,660	29,349	29,683	53,143	47,126

Units purchased	7,184	2,860	67	370	4,135	1,856	7,607	10,742
Units redeemed	(3,769)	(696)	(817)	(2,976)	(4,471)	(2,190)	(4,171)	(4,725)

Ending units	25,253	21,838	1,304	2,054	29,013	29,349	56,579	53,143

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount		Commodity RealReturn® Strategy Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$56,050	$(20,651)	$237,955	$334,378	$(4,568)	$12,381	$4,849	$41,522
Reinvested capital gains	84,340	459,431	218,646	525,394	10,623	237,051	0	96,831
Realized gain (loss)	(7,718)	122,858	11,337	175,133	(196,039)	26,999	(211,332)	(46,903)
Unrealized gain (loss)	(1,151,758)	29,496	(1,432,981)	1,034,689	(155,812)	(66,745)	(295,666)	18,376

Net increase (decrease) in contract owners’ equity from operations	(1,019,086)	591,134	(965,043)	2,069,594	(345,796)	209,686	(502,149)	109,826

Equity transactions:
Contract purchase payments (note 1)	214,671	595,525	1,085,375	1,931,718	104,964	184,591	98,747	195,472
Extra credit fund deposit (note 1)	1,413	102	4,844	952	405	102	404	102
Transfers (to) and from other subaccounts	2,559,394	510,825	(2,053,116)	300,966	(2,187,119)	164,688	787,380	119,093
Transfers (to) and from fixed dollar contract	376,103	541,584	630,654	1,662,146	47,334	215,088	124,861	172,689
Withdrawals and surrenders	(205,876)	(379,105)	(655,412)	(658,820)	(149,356)	(72,243)	(55,988)	(45,628)
Surrender charges (note 2)	(867)	(1,693)	(2,529)	(4,081)	(398)	(2,464)	(25)	(287)
Annual contract charges (note 2)	(80,847)	(64,507)	(220,398)	(208,863)	(25,462)	(30,635)	(28,829)	(23,123)
Annuity and death benefit payments	(69,824)	(93,280)	(227,569)	(318,163)	(28,486)	(31,999)	(18,878)	(24,615)

Net equity transactions	2,794,167	1,109,451	(1,438,151)	2,705,855	(2,238,118)	427,128	907,672	393,703

Net change in contract owners’ equity	1,775,081	1,700,585	(2,403,194)	4,775,449	(2,583,914)	636,814	405,523	503,529
Contract owners’ equity:
Beginning of period	9,080,088	7,379,503	28,239,975	23,464,526	4,145,774	3,508,960	3,085,965	2,582,436

End of period	$10,855,169	$9,080,088	$25,836,781	$28,239,975	$1,561,860	$4,145,774	$3,491,488	$3,085,965

Change in units:
Beginning units	559,481	473,734	1,867,664	1,629,232	246,093	212,958	287,352	254,076

Units purchased	297,716	161,388	348,655	552,538	46,321	67,481	199,128	77,144
Units redeemed	(88,913)	(75,641)	(444,992)	(314,106)	(198,265)	(34,346)	(106,871)	(43,868)

Ending units	768,284	559,481	1,771,327	1,867,664	94,149	246,093	379,609	287,352

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	PIMCO Variable Insurance Trust - Administrative Shares			Royce Capital Fund - Investment Class
	Global Diversified Allocation Subaccount		Short- Term Subaccount	Micro-Cap Subaccount		Small-Cap Subaccount
	2013	2012 (d)	2013 (a)	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$249,704	$14,619	$(1,362)	$(11,242)	$(17,532)	$(22,266)	$(80,005)
Reinvested capital gains	291,404	0	0	44,732	30,158	511,277	201,693
Realized gain (loss)	17,581	53	0	45,555	6,930	513,686	91,381
Unrealized gain (loss)	(19,508)	(5,914)	0	197,544	61,958	1,608,631	493,459

Net increase (decrease) in contract owners’ equity from operations	539,181	8,758	(1,362)	276,589	81,514	2,611,328	706,528

Equity transactions:
Contract purchase payments (note 1)	6,947,776	1,279,237	0	27,725	56,545	280,158	364,997
Extra credit fund deposit (note 1)	6,515	0	0	177	668	1,163	2,050
Transfers (to) and from other subaccounts	(551,725)	34,087	1,941,377	95,283	25,919	(975,245)	1,734,301
Transfers (to) and from fixed dollar contract	1,875,779	58,398	0	39,359	6,432	130,803	304,686
Withdrawals and surrenders	(4,734)	0	0	(40,258)	(3,272)	(192,574)	(115,129)
Surrender charges (note 2)	0	0	0	(258)	(19)	(335)	(533)
Annual contract charges (note 2)	(18,296)	0	0	(10,276)	(10,109)	(69,451)	(52,129)
Annuity and death benefit payments	(15,320)	(1,296)	0	(25,057)	(11,700)	(68,097)	(51,087)

Net equity transactions	8,239,995	1,370,426	1,941,377	86,695	64,464	(893,578)	2,187,156

Net change in contract owners’ equity	8,779,176	1,379,184	1,940,015	363,284	145,978	1,717,750	2,893,684
Contract owners’ equity:
Beginning of period	1,379,184	0	0	1,402,777	1,256,799	8,223,171	5,329,487

End of period	$10,158,360	$1,379,184	$1,940,015	$1,766,061	$1,402,777	$9,940,921	$8,223,171

Change in units:
Beginning units	137,650	0	0	61,570	58,599	400,485	270,055

Units purchased	851,184	137,780	194,227	13,585	5,397	44,608	158,031
Units redeemed	(65,243)	(130)	0	(10,244)	(2,426)	(79,166)	(27,601)

Ending units	923,591	137,650	194,227	64,911	61,570	365,927	400,485

(a)	Period from November 1, 2013, date of commencement of operations.
(d)	Period from May 1, 2012, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Dreyfus Variable Investment Fund - Service Shares		Franklin Templeton Variable Insurance Products Trust - Class 2
	Appreciation Subaccount		Templeton Foreign Securities Subaccount		Franklin Flex Cap Growth Securities Subaccount		Franklin Income Securities Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,023	$12,948	$25,500	$34,290	$(11,352)	$(12,073)	$48,747	$44,962
Reinvested capital gains	1,685	0	0	0	2,498	0	0	0
Realized gain (loss)	6,021	10,215	37,338	3,765	47,737	44,912	7,459	(3,424)
Unrealized gain (loss)	118,764	22,498	398,366	282,516	246,614	54,157	60,523	54,160

Net increase (decrease) in contract owners’ equity from operations	130,493	45,661	461,204	320,571	285,497	86,996	116,729	95,698

Equity transactions:
Contract purchase payments (note 1)	2,500	26,288	59,083	2,130	25,384	1,562	0	0
Extra credit fund deposit (note 1)	0	25	1,143	0	653	0	0	0
Transfers (to) and from other subaccounts	26,898	104,359	(15,389)	(22,052)	(96,828)	(266,608)	(140,427)	108,686
Transfers (to) and from fixed dollar contract	9,529	61,060	869	2,140	339	2,140	2,710	0
Withdrawals and surrenders	(11,013)	(33,227)	(30,410)	(33,280)	(15,507)	(20,532)	(10,054)	(12,119)
Surrender charges (note 2)	0	(5)	(7)	(85)	(4)	(26)	0	0
Annual contract charges (note 2)	(3,767)	(3,267)	(17,459)	(16,348)	(7,551)	(8,272)	(8,119)	(7,025)
Annuity and death benefit payments	(2,719)	(1,284)	(20,116)	(17,111)	(11,551)	(11,191)	(21,155)	(16,673)

Net equity transactions	21,428	153,949	(22,286)	(84,606)	(105,065)	(302,927)	(177,045)	72,869

Net change in contract owners’ equity	151,921	199,610	438,918	235,965	180,432	(215,931)	(60,316)	168,567
Contract owners’ equity:
Beginning of period	653,110	453,500	2,132,893	1,896,928	850,125	1,066,056	1,022,168	853,601

End of period	$805,031	$653,110	$2,571,811	$2,132,893	$1,030,557	$850,125	$961,852	$1,022,168

Change in units:
Beginning units	39,360	29,161	158,738	164,817	66,490	89,983	71,158	66,018

Units purchased	2,785	15,078	14,275	11,842	4,537	4,794	3,196	10,061
Units redeemed	(1,451)	(4,879)	(15,364)	(17,921)	(11,657)	(28,287)	(14,856)	(4,921)

Ending units	40,694	39,360	157,649	158,738	59,370	66,490	59,498	71,158

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Legg Mason Partners Variable Equity Trust - Class I
	ClearBridge Variable All Cap Value Subaccount		ClearBridge Variable Equity Income Subaccount		ClearBridge Variable Large Cap Value Subaccount		Legg Mason Dynamic Multi- Strategy VIT Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012 (e)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$793	$340	$623	$581	$207	$471	$79,869	$15,868
Reinvested capital gains	20,878	0	0	0	2,327	37	8,144	0
Realized gain (loss)	6,213	(1,386)	967	40	7,645	215	57,411	127
Unrealized gain (loss)	26,067	15,327	11,382	2,956	1,892	1,530	1,198,589	6,662

Net increase (decrease) in contract owners’ equity from operations	53,951	14,281	12,972	3,577	12,071	2,253	1,344,013	22,657

Equity transactions:
Contract purchase payments (note 1)	18,834	0	0	0	53,660	0	10,603,206	1,474,984
Extra credit fund deposit (note 1)	0	0	0	0	0	0	10,538	0
Transfers (to) and from other subaccounts	148,643	(16,513)	18,763	(109)	(5,208)	19,289	6,072,032	29,363
Transfers (to) and from fixed dollar contract	0	0	37,533	6,127	0	0	2,278,011	34,378
Withdrawals and surrenders	(1,308)	(1,010)	0	0	0	0	(15,469)	0
Surrender charges (note 2)	(1)	0	0	0	0	0	(35)	0
Annual contract charges (note 2)	(1,285)	(873)	(417)	0	(391)	(225)	(31,542)	0
Annuity and death benefit payments	(3,094)	(2,849)	0	0	0	0	(29,165)	(1,098)

Net equity transactions	161,789	(21,245)	55,879	6,018	48,061	19,064	18,887,576	1,537,627

Net change in contract owners’ equity	215,740	(6,964)	68,851	9,595	60,132	21,317	20,231,589	1,560,284
Contract owners’ equity:
Beginning of period	113,700	120,664	35,620	26,025	38,018	16,701	1,560,284	0

End of period	$329,440	$113,700	$104,471	$35,620	$98,150	$38,018	$21,791,873	$1,560,284

Change in units:
Beginning units	6,072	7,251	2,544	2,094	2,510	1,407	144,810	0

Units purchased	10,610	48	4,182	458	4,345	1,228	1,672,219	144,932
Units redeemed	(2,930)	(1,227)	(723)	(8)	(2,315)	(125)	(84,838)	(122)

Ending units	13,752	6,072	6,003	2,544	4,540	2,510	1,732,191	144,810

(e)	Period from January 2, 2012, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Neuberger Berman Advisers Management Trust - S Class		Federated Insurance Series - Service Shares
	AMT Mid Cap Intrinsic Value Subaccount		Kaufmann Fund II Subaccount		Managed Volatility Fund II Subaccount		Managed Tail Risk Fund II Subaccount
	2013	2012	2013	2012	2013	2012 (e)	2013 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,940)	$(9,071)	$(4,750)	$(3,870)	$(5,145)	$(1,710)	$(43)
Reinvested capital gains	0	221,468	30,205	0	0	0	0
Realized gain (loss)	42,789	19,125	9,580	3,472	21,773	66	0
Unrealized gain (loss)	272,212	(112,485)	79,208	38,721	513,980	9,351	629

Net increase (decrease) in contract owners’ equity from operations	310,061	119,037	114,243	38,323	530,608	7,707	586

Equity transactions:
Contract purchase payments (note 1)	880	840	3,750	21,223	2,941,299	725,984	78,083
Extra credit fund deposit (note 1)	0	0	0	0	3,148	0	0
Transfers (to) and from other subaccounts	(111,264)	(55,206)	6,261	(3,878)	448,393	5,667	0
Transfers (to) and from fixed dollar contract	(10,265)	8,751	1,000	(3,106)	1,098,452	26,249	0
Withdrawals and surrenders	(50,790)	(23,379)	(6,407)	0	(2,518)	0	0
Surrender charges (note 2)	(73)	(107)	0	0	0	0	0
Annual contract charges (note 2)	(8,568)	(7,955)	(2,857)	(2,141)	(13,798)	0	0
Annuity and death benefit payments	(19,639)	(6,910)	(2,341)	(804)	(3,319)	(334)	0

Net equity transactions	(199,719)	(83,966)	(594)	11,294	4,471,657	757,566	78,083

Net change in contract owners’ equity	110,342	35,071	113,649	49,617	5,002,265	765,273	78,669
Contract owners’ equity:
Beginning of period	945,854	910,783	300,191	250,574	765,273	0	0

End of period	$1,056,196	$945,854	$413,840	$300,191	$5,767,538	$765,273	$78,669

Change in units:
Beginning units	90,999	100,092	32,389	31,181	68,816	0	0

Units purchased	3,011	2,074	2,798	3,055	380,076	68,886	7,741
Units redeemed	(18,872)	(11,167)	(2,984)	(1,847)	(16,477)	(70)	0

Ending units	75,138	90,999	32,203	32,389	432,415	68,816	7,741

(a)	Period from November 1, 2013, date of commencement of operations.
(e)	Period from January 2, 2012, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		Structured U.S. Equity Subaccount		Strategic Growth Subaccount		Global Markets Navigator Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012 (d)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(44,545)	$(40,355)	$542	$3	$(1,796)	$(789)	$(25,484)	$(773)
Reinvested capital gains	1,086,729	222,875	0	0	7,630	0	101,362	487
Realized gain (loss)	719,249	590,664	753	12	10,447	7,210	5,630	39
Unrealized gain (loss)	877,100	861,264	11,040	161	36,814	17,248	118,781	9,840

Net increase (decrease) in contract owners’ equity from operations	2,638,533	1,634,448	12,335	176	53,095	23,669	200,289	9,593

Equity transactions:
Contract purchase payments (note 1)	398,560	884,246	120,000	0	450	18,625	2,388,481	336,730
Extra credit fund deposit (note 1)	311	634	0	0	0	0	1,005	0
Transfers (to) and from other subaccounts	(2,343,355)	(5,590,855)	5,763	(31)	(42,761)	42,446	673,696	3,869
Transfers (to) and from fixed dollar contract	298,415	806,200	0	0	0	0	713,286	29,298
Withdrawals and surrenders	(159,477)	(141,320)	0	0	(1,041)	0	(12,268)	0
Surrender charges (note 2)	(117)	(1,283)	0	0	0	0	(796)	0
Annual contract charges (note 2)	(85,108)	(88,808)	(112)	(14)	(970)	(985)	(7,750)	0
Annuity and death benefit payments	(55,561)	(90,723)	0	0	(634)	(559)	(1,323)	(145)

Net equity transactions	(1,946,332)	(4,221,909)	125,651	(45)	(44,956)	59,527	3,754,331	369,752

Net change in contract owners’ equity	692,201	(2,587,461)	137,986	131	8,139	83,196	3,954,620	379,345
Contract owners’ equity:
Beginning of period	9,132,263	11,719,724	1,550	1,419	210,702	127,506	379,345	0

End of period	$9,824,464	$9,132,263	$139,536	$1,550	$218,841	$210,702	$4,333,965	$379,345

Change in units:
Beginning units	925,719	1,420,181	155	160	19,376	14,066	37,131	0

Units purchased	69,646	174,430	10,497	0	1,666	11,671	349,471	37,251
Units redeemed	(241,353)	(668,892)	(500)	(5)	(5,463)	(6,361)	(7,577)	(120)

Ending units	754,012	925,719	10,152	155	15,579	19,376	379,025	37,131

(d)	Period from May 1, 2012, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Templeton Foreign Securities Subaccount		Franklin Flex Cap Growth Securities Subaccount		Franklin Income Securities Subaccount		Franklin Templeton VIP Founding Funds Allocation Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$92,213	$114,051	$(73,372)	$(71,857)	$69,041	$66,053	$69,897	$5,985
Reinvested capital gains	0	0	14,972	0	0	0	135,242	0
Realized gain (loss)	289,605	81,741	344,275	391,842	38,570	12,364	18,281	4,336
Unrealized gain (loss)	1,375,357	977,373	1,368,836	117,996	66,629	59,651	(63,711)	67,594

Net increase (decrease) in contract owners’ equity from operations	1,757,175	1,173,165	1,654,711	437,981	174,240	138,068	159,709	77,915

Equity transactions:
Contract purchase payments (note 1)	454,164	595,200	315,853	450,708	92,516	94,706	23,992	100,660
Extra credit fund deposit (note 1)	272	338	156	271	336	3,092	0	547
Transfers (to) and from other subaccounts	(592,169)	(281,128)	(895,327)	(1,826,326)	(57,657)	58,892	68,983	(12,259)
Transfers (to) and from fixed dollar contract	257,934	576,556	149,233	405,786	56,288	10,127	291	34,867
Withdrawals and surrenders	(121,204)	(95,757)	(96,780)	(73,556)	(113,473)	(4,342)	(12,396)	(19,474)
Surrender charges (note 2)	(766)	(852)	(75)	(620)	(1,734)	0	(96)	(30)
Annual contract charges (note 2)	(77,941)	(61,472)	(45,815)	(44,752)	(9,193)	(8,521)	(5,555)	(4,434)
Annuity and death benefit payments	(49,790)	(53,562)	(28,552)	(40,170)	(13,785)	(11,094)	(1,926)	(6,604)

Net equity transactions	(129,500)	679,323	(601,307)	(1,128,659)	(46,702)	142,860	73,293	93,273

Net change in contract owners’ equity	1,627,675	1,852,488	1,053,404	(690,678)	127,538	280,928	233,002	171,188
Contract owners’ equity:
Beginning of period	8,140,825	6,288,337	4,894,333	5,585,011	1,414,409	1,133,481	698,373	527,185

End of period	$9,768,500	$8,140,825	$5,947,737	$4,894,333	$1,541,947	$1,414,409	$931,375	$698,373

Change in units:
Beginning units	822,514	752,447	456,674	567,739	121,522	108,167	62,724	54,208

Units purchased	113,843	179,149	42,278	108,892	17,256	25,399	15,542	13,282
Units redeemed	(126,305)	(109,082)	(90,435)	(219,957)	(21,331)	(12,044)	(8,894)	(4,766)

Ending units	810,052	822,514	408,517	456,674	117,447	121,522	69,372	62,724

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ivy Funds Variable Insurance Portfolios
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,093)	$(10,069)	$(9,299)	$(9,813)	$(4,854)	$(3,233)
Reinvested capital gains	0	0	0	44,692	21,193	16,942
Realized gain (loss)	148,605	44,943	(3,084)	(27,379)	32,434	6,991
Unrealized gain (loss)	1,009,904	679,441	59,769	1,215	114,783	34,440

Net increase (decrease) in contract owners’ equity from operations	1,153,416	714,315	47,386	8,715	163,556	55,140

Equity transactions:
Contract purchase payments (note 1)	553,213	246,514	9,900	27,625	0	12,584
Extra credit fund deposit (note 1)	0	547	168	556	0	0
Transfers (to) and from other subaccounts	(228,719)	(194,029)	(19,109)	(285,328)	83,758	(47,901)
Transfers (to) and from fixed dollar contract	96,648	180,080	38,575	(9,711)	7,550	4,655
Withdrawals and surrenders	(101,850)	(9,754)	(79,439)	(3,131)	(38,104)	(4,511)
Surrender charges (note 2)	(1,007)	(156)	0	(3)	0	(3)
Annual contract charges (note 2)	(39,603)	(33,120)	(4,997)	(5,225)	(3,140)	(2,055)
Annuity and death benefit payments	(80,347)	(59,253)	(10,065)	(10,217)	(4,985)	(2,468)

Net equity transactions	198,335	130,829	(64,967)	(285,434)	45,079	(39,699)

Net change in contract owners’ equity	1,351,751	845,144	(17,581)	(276,719)	208,635	15,441
Contract owners’ equity:
Beginning of period	4,811,916	3,966,772	716,880	993,599	245,920	230,479

End of period	$6,163,667	$4,811,916	$699,299	$716,880	$454,555	$245,920

Change in units:
Beginning units	377,586	364,545	76,845	107,181	16,263	19,153

Units purchased	62,946	46,171	10,503	13,666	9,421	2,993
Units redeemed	(49,328)	(33,130)	(16,933)	(44,002)	(6,280)	(5,883)

Ending units	391,204	377,586	70,415	76,845	19,404	16,263

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Northern Lights Variable Trust - Class II
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Moderate Risk Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(11,620)	$(3,626)	$(16,222)	$(5,045)	$(10,627)	$(2,883)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	25,098	282	115,865	466	12,396	20
Unrealized gain (loss)	213,921	35,802	538,315	58,578	263,683	24,021

Net increase (decrease) in contract owners’ equity from operations	227,399	32,458	637,958	53,999	265,452	21,158

Equity transactions:
Contract purchase payments (note 1)	3,308,375	1,227,251	6,322,659	2,354,450	1,262,957	834,836
Extra credit fund deposit (note 1)	936	0	2,390	0	1,188	0
Transfers (to) and from other subaccounts	396,565	27,061	(2,032,570)	58,647	864,061	(1,141)
Transfers (to) and from fixed dollar contract	531,256	9,251	1,654,904	121,402	279,725	39,935
Withdrawals and surrenders	(3,511)	0	(30,769)	0	(5,882)	0
Surrender charges (note 2)	0	0	(1,586)	0	0	0
Annual contract charges (note 2)	(16,401)	0	(33,803)	0	(13,835)	0
Annuity and death benefit payments	(241,529)	(3,864)	(248,499)	(2,226)	(4,921)	(245)

Net equity transactions	3,975,691	1,259,699	5,632,726	2,532,273	2,383,293	873,385

Net change in contract owners’ equity	4,203,090	1,292,157	6,270,684	2,586,272	2,648,745	894,543
Contract owners’ equity:
Beginning of period	1,371,635	79,478	2,586,272	0	894,543	0

End of period	$5,574,725	$1,371,635	$8,856,956	$2,586,272	$3,543,288	$894,543

Change in units:
Beginning units	131,265	8,106	248,636	0	87,713	0

Units purchased	409,111	123,717	759,157	249,686	227,619	87,864
Units redeemed	(38,909)	(558)	(238,944)	(1,050)	(11,480)	(151)

Ending units	501,467	131,265	768,849	248,636	303,852	87,713

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares
	Dynamic Asset Allocation Subaccount		Total Subaccounts
	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(12,755)	$(851)	$417,011	$83,831
Reinvested capital gains	4,972	4	5,129,903	3,722,001
Realized gain (loss)	5,765	22	5,615,669	2,938,353
Unrealized gain (loss)	112,234	7,011	21,215,997	13,411,332

Net increase (decrease) in contract owners’ equity from operations	110,216	6,186	32,378,580	20,155,517

Equity transactions:
Contract purchase payments (note 1)	1,490,876	300,932	53,912,317	21,148,246
Extra credit fund deposit (note 1)	823	0	68,173	20,429
Transfers (to) and from other subaccounts	(62,939)	4,403	0	0
Transfers (to) and from fixed dollar contract	152,185	31,870	15,435,904	8,560,423
Withdrawals and surrenders	(5)	0	(4,475,532)	(4,366,250)
Surrender charges (note 2)	0	0	(20,665)	(20,960)
Annual contract charges (note 2)	(2,948)	0	(1,769,447)	(1,396,775)
Annuity and death benefit payments	(2,976)	(144)	(2,484,899)	(1,792,701)

Net equity transactions	1,575,016	337,061	60,665,851	22,152,412

Net change in contract owners’ equity	1,685,232	343,247	93,044,431	42,307,929
Contract owners’ equity:
Beginning of period	343,247	0	200,633,090	158,325,161

End of period	$2,028,479	$343,247	$293,677,521	$200,633,090

Change in units:
Beginning units	33,170	0	15,339,113	13,319,343

Units purchased	152,365	33,227	9,445,395	5,211,170
Units redeemed	(7,669)	(57)	(4,033,794)	(3,191,400)

Ending units	177,866	33,170	20,750,714	15,339,113

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2013

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

National Security Variable Account N (the “Account”) is a separate account of National Security Life and Annuity Company (“NSLA”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from NSLA’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business NSLA may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is under common control with NSLA as The Ohio National Life Insurance Company (“ONLIC”) (a) is the sole owner of ONEQ and (b) as of March 30, 2007, owns over 80% of the outstanding stock of NSLA. ONEQ is the principal underwriter of the contracts. NSLA pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, Target VIP, and Bristol Growth

Wells Fargo Advantage Variable Trust Funds: Opportunity

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Growth

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Series II, and Invesco V.I. Balanced-Risk Allocation Series II

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, International Equity, and Multi-Asset Targeted Volatility

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus, Global Research, Balanced, Overseas, and INTECH U.S. Low Volatility

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

MFS® Variable Insurance Trust - Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, CommodityRealReturn® Strategy, Global Diversified Allocation, and Short-Term

Royce Capital Fund - Investment Class: Micro-Cap and Small-Cap

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Franklin Templeton Variable Insurance Products Trust - Class 2: Templeton Foreign Securities, Franklin Flex Cap Growth Securities, and Franklin Income Securities

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable All Cap Value, ClearBridge Variable Equity Income, ClearBridge Variable Large Cap Value, and Legg Mason Dynamic Multi-Strategy VIT

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Federated Insurance Series - Service Shares: Kaufmann Fund II, Managed Volatility Fund II, and Managed Tail Risk Fund II

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, Structured U.S. Equity, Strategic Growth, and Global Markets Navigator

Franklin Templeton Variable Insurance Products Trust - Class 4: Templeton Foreign Securities, Franklin Flex Cap Growth Securities, Franklin Income Securities, and Franklin Templeton VIP Founding Funds Allocation

Ivy Funds Variable Insurance Portfolios: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class II: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

AllianceBernstein Variable Product Series Fund, Inc. - Class B: Dynamic Asset Allocation

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts, variable life insurance policies issued by life insurance companies. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. Portfolios in which the Account invests. For these services, ONI recorded advisory fees of approximately $19.8 million and $16.6 million for the periods ended December 31, 2013 and 2012, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, NSLA credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of NSLA and are paid from its general account.

C.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2013.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

D.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E.	Subsequent Events

The Account has evaluated for possible subsequent events through April 7, 2014, which is the date these financial statements were issued and there are no subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk of the contracts. NSLA charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees from optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrates product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	NScore Xtra	NScore Lite	NScore Premier
Mortality and Expense Risk Fees	1.15%	1.15%	1.15%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.40%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	9% of surrender value in the first year to 0% in the ninth year	7% of surrender value in the first year to 0% in the fourth year	6% of surrender value in the first year to 0% in the seventh year

State Premium Taxes

In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider: GMDBR80 Plus (1)	0.25%	0.25%	0.25%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR (2009) (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70 (1)	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75 (1)	0.60%	0.60%	0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset (1)	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset (1)	0.65%	0.65%	0.65%
GMIB Plus with Annual Reset (2009) (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP (2012)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Value	NScore Lite II	NScore Xtra II
Mortality and Expense Risk Fees	0.75%	1.30%	1.50%
Administrative Expenses	0.15%	0.25%	0.25%

Total expenses	0.90%	1.55%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the fifth year	9% of surrender value in the first year to 0% in the tenth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25%	0.25%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	NA
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	NA
ARDBR (2009) (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR (2008) at issue ages through 74 (1)	NA	0.80% to 1.00%	NA
ARDBR (2008) at issue ages 75 through 78 (1)	NA	0.95% to 1.15%	NA
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	NA
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	NA
GEB “Plus” at issue ages through 70 (1)	0.30%	0.30%	NA
GEB “Plus” at issue ages 71 through 75 (1)	0.60%	0.60%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	NA	NA
GMIB Plus (1)	0.50%	NA	NA
GMIB Plus with Five Year Reset (1)	0.50%	NA	NA
GMIB Plus with Annual Reset (1)	0.65%	0.65%	NA
GMIB Plus with Annual Reset (2009) (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
GMIB Plus with Annual Reset (2008) without investment restrictions (1)	NA	1.00% to 1.65%	NA
GMIB Plus with Annual Reset (2008) investment restrictions (1)	NA	0.85% to 1.50%	NA

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.
GPP (1)	0.20% to 0.55%	0.55%	0.55%
GPP (2012)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	NA	NA
GPA with 7% guarantee (1)	0.40%	NA	NA

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Lite III	NScore Premier II	NScore Flex
Mortality and Expense Risk Fees	1.40%	1.10%	1.40%
Administrative Expenses	0.25%	0.25%	0.35%

Total expenses	1.65%	1.35%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the eighth year	NA

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit
Premium Protection or Joint Premium Protection death benefit:	0.25%	0.25%	0.25%
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB Plus with Annual Reset (2009) (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of
average annual guaranteed principal amount.
GPP (1)	0.55%	0.55%	0.55%
GPP (2012)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

(1)	No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of NSLA which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective December 20, 2013, the Millennium Portfolio of Ohio National Fund, Inc. was merged into the Small Cap Growth Portfolio of Ohio National Fund, Inc. The Income Opportunity Portfolio and the U.S. Equity Portfolio of Ohio National Fund, Inc. merged into the Balanced Portfolio of Ohio National Fund, Inc. The Target Equity/Income Portfolio of Ohio National Fund, Inc. merged into the Target VIP Portfolio of Ohio National Fund, Inc.

Effective April 29, 2011, the Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective May 28, 2010, the International Growth Equity Portfolio of The Universal Institutional Funds, Inc. Class – II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective April 24, 2009, funds of J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust – Class I. The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust – Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$293,677,521	$0	$0	$293,677,521

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2013.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2013 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$60,854	$311,743
Money Market Subaccount	3,291,390	3,214,156
Bond Subaccount	319,313	333,758
Omni Subaccount	1,997	9,601
International Subaccount	526,753	397,566
Capital Appreciation Subaccount	262,316	282,408
Millennium Subaccount	9,261	129,166
International Small-Mid Company Subaccount	7,994	48,068
Aggressive Growth Subaccount	85,772	51,777
Small Cap Growth Subaccount	190,682	52,816
Mid Cap Opportunity Subaccount	371	81,037
S&P 500® Index Subaccount	487,591	603,135
Strategic Value Subaccount	2,367,330	848,834
High Income Bond Subaccount	682,877	651,052
Capital Growth Subaccount	258,385	51,655
Nasdaq-100® Index Subaccount	960,788	350,500
Bristol Subaccount	294,234	1,174,015
Bryton Growth Subaccount	248,583	873,948
U.S. Equity Subaccount	3,537	853,250
Balanced Subaccount	4,133,465	164,462
Income Opportunity Subaccount	991	7,310
Target VIP Subaccount	1,094,975	15,943
Target Equity/Income Subaccount	35,308	1,143,068
Bristol Growth Subaccount	181,377	623,755
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	28	569
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	252,120	194,193
U.S. Real Estate Subaccount	211,989	124,027
Growth Subaccount	93,027	49,871
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Series II Subaccount	135,970	47,875
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	6,020,160	5,121,840
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	708,772	967,261
Structured U.S. Equity Subaccount	102,252	153,316
Strategic Growth Subaccount	134,657	19,937
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	2,279,455	916,637
U.S. Small-Mid Cap Equity Subaccount	146,568	29,871
U.S. Strategic Equity Subaccount	33,005	4,960
International Equity Subaccount	1,141,955	1,572,844
Multi-Asset Targeted Volatility Subaccount	2,940,370	143,031
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	153,631	486,247
Jennison Subaccount	5,069	86,258
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	2,038,485	1,866,453
VIP Contrafund® Subaccount	908,169	831,702
VIP Growth Subaccount	34,168	56,798

VIP Equity-Income Subaccount	217,242	197,551
VIP Real Estate Subaccount	824,944	402,757
VIP Target Volatility Subaccount	2,298,431	15,481
Janus Aspen Series - Service Shares:
Janus Subaccount	223,917	566,706
Global Research Subaccount	52,356	38,169
Balanced Subaccount	118,213	70,739
Overseas Subaccount	892,738	922,052
INTECH U.S. Low Volatility Subaccount	5,027,809	144,371
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	46,017	32,785
Mid Cap Value Subaccount	436,007	353,918
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	142,216	78,380
Investors Growth Stock Subaccount	1,608	11,813
Mid Cap Growth Subaccount	60,992	54,870
Total Return Subaccount	131,380	77,805
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	4,422,510	1,487,953
Total Return Subaccount	5,795,648	6,777,198
Global Bond Subaccount	772,539	3,004,602
CommodityRealReturn® Strategy Subaccount	1,937,106	1,024,585
Global Diversified Allocation Subaccount	9,541,252	760,149
Short-Term Subaccount	1,942,972	2,957
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount	398,532	278,347
Small-Cap Subaccount	1,659,063	2,063,630
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	61,901	34,765
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Subaccount	260,230	257,016
Franklin Flex Cap Growth Securities Subaccount	74,143	188,062
Franklin Income Securities Subaccount	110,310	238,608
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount	236,669	53,209
ClearBridge Variable Equity Income Subaccount	68,633	12,131
ClearBridge Variable Large Cap Value Subaccount	92,287	41,692
Legg Mason Dynamic Multi-Strategy VIT Subaccount	20,107,252	1,131,663
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	54,358	259,017
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount	63,379	38,518
Managed Volatility II Subaccount	4,714,099	247,587
Managed Tail Risk II Subaccount	78,083	43
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	2,030,436	2,934,584
Structured U.S. Equity Subaccount	135,551	9,358
Strategic Growth Subaccount	27,511	66,633
Global Markets Navigator Fund Subaccount	3,940,901	110,692
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign Securities Subaccount	1,463,172	1,500,459
Franklin Flex Cap Growth Securities Subaccount	562,215	1,221,922
Franklin Income Securities Subaccount	305,820	283,481
Franklin Templeton VIP Founding Funds Allocation Subaccount	395,936	117,504

Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	939,391	746,149
VIP Global Natural Resources Subaccount	100,288	174,554
VIP Science and Technology Subaccount	191,713	130,295
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount	4,436,558	472,487
TOPS® Managed Risk Moderate Growth ETF Subaccount	8,344,428	2,727,924
TOPS® Managed Risk Growth ETF Subaccount	2,527,486	154,820
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
Dynamic Asset Allocation Subaccount	1,668,193	100,960

Totals	$122,780,429	$56,567,664

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2013	166,965	$11.97 to $17.42	$1,869,642	0.90% to 1.65%	35.46% to 36.46%		0.89%
2012	192,251	$8.21 to $8.77	$1,579,358	0.90% to 1.40%	14.09% to 14.66%		1.35%
2011	217,856	$7.19 to $7.65	$1,568,459	0.90% to 1.40%	-4.71% to -4.24%		0.84%
2010	236,829	$7.55 to $7.99	$1,790,927	0.90% to 1.40%	6.42% to 6.95%		0.20%
2009	243,859	$7.09 to $7.47	$1,732,281	0.90% to 1.40%	37.18% to 37.86%		0.24%
Money Market Subaccount
2013	168,021	$9.44 to $12.39	$1,929,777	0.90% to 1.65%	-1.62% to -0.89%		0.00%
2012	159,741	$9.52 to $12.51	$1,852,546	0.90% to 1.55%	-1.53% to -0.90%		0.00%
2011	162,259	$9.67 to $12.62	$1,907,551	0.90% to 1.55%	-1.52% to -0.89%		0.00%
2010	189,888	$9.82 to $12.73	$2,269,555	0.90% to 1.55%	-1.53% to -0.89%		0.00%
2009	195,076	$9.97 to $12.85	$2,362,735	0.90% to 1.55%	-0.89% to -0.32%	(b)	0.00%
Bond Subaccount
2013	82,411	$10.80 to $18.48	$1,368,183	0.90% to 1.65%	-3.52% to -2.80%		0.00%
2012	81,194	$11.19 to $19.01	$1,406,987	0.90% to 1.65%	5.51% to 6.30%		0.00%
2011	80,998	$10.61 to $17.88	$1,329,539	0.90% to 1.65%	4.64% to 5.41%		0.00%
2010	91,207	$10.73 to $16.96	$1,447,564	0.90% to 1.55%	6.19% to 6.88%		0.00%
2009	88,469	$14.98 to $15.87	$1,330,346	0.90% to 1.40%	19.26% to 19.85%		0.00%
Omni Subaccount
2013	15,193	$12.60 to $13.61	$196,395	0.90% to 1.40%	28.73% to 29.37%		1.07%
2012	15,830	$9.79 to $10.52	$158,582	0.90% to 1.40%	10.49% to 11.04%		1.33%
2011	15,805	$8.86 to $9.48	$143,016	0.90% to 1.40%	-5.44% to -4.97%		1.29%
2010	16,064	$9.37 to $9.97	$153,514	0.90% to 1.40%	11.63% to 12.18%		1.89%
2009	12,477	$8.39 to $8.89	$107,303	0.90% to 1.40%	31.31% to 31.97%		4.44%
International Subaccount
2013	337,793	$12.29 to $12.62	$3,955,724	0.90% to 1.55%	9.98% to 10.69%		0.00%
2012	320,564	$11.17 to $11.40	$3,408,666	0.90% to 1.55%	18.41% to 19.17%		0.00%
2011	351,491	$9.44 to $9.57	$3,150,893	0.90% to 1.55%	-16.70% to -16.16%		0.00%
2010	348,402	$11.33 to $11.41	$3,740,899	0.90% to 1.55%	14.97% to 15.71%		0.00%
2009	379,395	$9.31 to $9.86	$3,536,230	0.90% to 1.40%	36.32% to 36.99%		0.00%
Capital Appreciation Subaccount
2013	69,998	$17.99 to $31.57	$2,031,084	0.90% to 1.65%	32.33% to 33.31%		0.45%
2012	69,757	$12.96 to $23.68	$1,532,951	0.90% to 1.55%	15.79% to 16.54%		0.59%
2011	74,551	$11.19 to $20.32	$1,409,610	0.90% to 1.55%	-3.15% to -2.53%		0.39%
2010	78,953	$11.56 to $20.85	$1,538,482	0.90% to 1.55%	15.21% to 15.95%		0.24%
2009	79,745	$16.97 to $17.98	$1,359,509	0.90% to 1.40%	40.86% to 41.56%		1.27%
Millennium Subaccount
2012	10,216	$8.38 to $8.93	$85,632	0.90% to 1.40%	7.92% to 8.46%		0.00%
2011	10,315	$7.76 to $8.24	$80,110	0.90% to 1.40%	-2.24% to -1.76%		0.00%
2010	13,623	$7.94 to $8.38	$108,207	0.90% to 1.40%	22.58% to 23.19%		0.00%
2009	195,507	$6.80 to $10.12	$1,288,349	0.90% to 1.55%	1.24%(a) to 19.77%		0.00%
International Small-Mid Company Subaccount
2013	11,843	$14.69 to $21.91	$242,350	0.90% to 1.55%	25.73% to 26.54%		0.00%
2012	13,684	$16.21 to $17.31	$224,680	0.90% to 1.40%	20.99% to 21.59%		0.00%
2011	14,315	$13.39 to $14.24	$194,019	0.90% to 1.40%	-18.65% to -18.25%		0.00%
2010	14,843	$16.47 to $17.41	$248,187	0.90% to 1.40%	18.08% to 18.67%		0.00%
2009	15,397	$13.94 to $14.68	$217,894	0.90% to 1.40%	44.03% to 44.75%		0.00%
Aggressive Growth Subaccount
2013	59,295	$10.01 to $16.07	$568,623	0.90% to 1.55%	29.44% to 30.27%		0.00%
2012	54,806	$7.68 to $12.42	$407,687	0.90% to 1.55%	20.98% to 21.77%		0.00%
2011	58,807	$6.31 to $10.26	$360,644	0.90% to 1.55%	-6.71% to -6.11%		0.00%
2010	58,554	$6.36 to $6.72	$374,401	0.90% to 1.40%	8.44% to 8.98%		0.00%
2009	34,843	$5.87 to $6.17	$205,800	0.90% to 1.40%	40.64% to 41.34%		0.00%
Small Cap Growth Subaccount
2013	39,929	$13.26 to $21.49	$522,769	0.90% to 1.65%	42.93% to 43.99%		0.00%
2012	29,858	$9.21 to $15.44	$266,753	0.90% to 1.55%	16.21% to 16.96%		0.00%
2011	23,840	$7.87 to $13.29	$183,688	0.90% to 1.55%	1.16% to 1.81%		0.00%
2010	23,025	$7.34 to $7.73	$172,721	0.90% to 1.40%	28.24% to 28.87%		0.00%
2009	23,748	$5.72 to $6.00	$138,293	0.90% to 1.40%	48.68% to 49.42%		0.00%
Mid Cap Opportunity Subaccount
2013	27,841	$17.96 to $23.27	$594,515	0.90% to 1.55%	30.44% to 31.28%		0.00%
2012	31,831	$13.77 to $17.73	$520,323	0.90% to 1.55%	17.87% to 18.63%		0.00%
2011	34,504	$11.68 to $14.94	$477,489	0.90% to 1.55%	-4.84% to -4.22%		0.00%
2010	36,428	$12.27 to $15.60	$529,490	0.90% to 1.55%	17.77% to 18.53%		0.00%
2009	33,126	$12.42 to $13.16	$413,983	0.90% to 1.40%	38.66% to 39.35%		0.00%
S&P 500® Index Subaccount
2013	85,985	$16.94 to $18.54	$1,499,524	0.90% to 1.55%	29.73% to 30.57%		1.20%
2012	94,053	$13.71 to $14.20	$1,254,578	0.90% to 1.65%	13.52% to 14.36%		1.39%
2011	99,893	$12.08 to $12.41	$1,171,858	0.90% to 1.65%	0.12% to 0.86%		1.60%
2010	74,305	$11.56 to $12.31	$869,595	0.90% to 1.40%	12.88% to 13.43%		1.43%
2009	58,967	$10.24 to $10.85	$609,289	0.90% to 1.40%	24.09% to 24.71%		1.80%
Strategic Value Subaccount
2013	505,516	$15.03 to $16.46	$7,502,486	0.90% to 1.75%	18.92% to 19.92%		3.03%
2012	406,227	$12.53 to $13.84	$5,030,817	0.90% to 1.75%	5.36% to 6.25%		2.82%
2011	38,072	$11.80 to $13.08	$423,252	0.90% to 1.55%	12.29% to 13.01%		1.83%
2010	31,856	$9.80	$312,307	1.40%	10.44%		5.72%
2009	11,219	$8.88	$99,587	1.40%	9.98%		6.12%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
High Income Bond Subaccount
2013	285,527	$13.28 to $23.33	$5,452,130	0.90% to 1.75%	5.24% to 6.13%		0.00%
2012	276,964	$12.62 to $21.98	$5,058,846	0.90% to 1.75%	12.36% to 13.32%		0.00%
2011	243,542	$11.23 to $19.40	$4,062,513	0.90% to 1.75%	3.55% to 4.42%		0.00%
2010	210,186	$10.85 to $18.58	$3,539,692	0.90% to 1.65%	8.52%(a) to 13.07%		0.00%
2009	102,926	$10.45 to $16.43	$1,604,077	0.90% to 1.55%	4.52%(a) to 47.91%		0.00%
Capital Growth Subaccount
2013	18,329	$18.44 to $39.34	$588,415	0.90% to 1.65%	28.15% to 29.10%		0.00%
2012	10,595	$14.80 to $30.47	$278,065	0.90% to 1.55%	12.07% to 12.79%		0.00%
2011	9,046	$13.21 to $25.25	$224,032	1.40% to 1.55%	-3.94% to -3.80%		0.00%
2010	7,777	$26.25	$204,115	1.40%	34.54%		0.00%
2009	2,941	$19.51	$57,378	1.40%	33.40%		0.00%
Nasdaq-100® Index Subaccount
2013	183,329	$8.35 to $19.63	$1,475,756	0.90% to 1.65%	33.77% to 34.77%		1.12%
2012	95,268	$6.20 to $14.67	$601,395	0.90% to 1.65%	15.95% to 16.82%		0.66%
2011	97,594	$5.30 to $12.66	$517,719	0.90% to 1.65%	1.52% to 2.27%		0.34%
2010	107,577	$5.19 to $12.47	$544,837	0.90% to 1.65%	18.32% to 24.66%	(b)	0.33%
2009	110,919	$4.18 to $4.38	$468,659	0.90% to 1.40%	51.58% to 52.33%		0.00%
Bristol Subaccount
2013	251,789	$17.00 to $19.50	$4,538,089	0.90% to 1.75%	38.79% to 39.95%		0.47%
2012	303,980	$12.25 to $13.93	$3,943,421	0.90% to 1.75%	11.23% to 12.17%		0.60%
2011	286,330	$11.01 to $12.42	$3,351,209	0.90% to 1.75%	-8.75% to -7.98%		0.49%
2010	238,217	$12.07 to $13.50	$3,062,106	0.90% to 1.65%	12.10% to 20.75%	(b)	0.65%
2009	189,916	$10.05 to $12.04	$2,212,919	0.90% to 1.55%	0.47%(a) to 34.62%		0.77%
Bryton Growth Subaccount
2013	214,409	$17.48 to $17.49	$3,606,572	0.90% to 1.75%	38.31% to 39.48%		0.00%
2012	254,060	$12.53 to $12.65	$3,075,571	0.90% to 1.75%	9.37% to 10.29%		0.00%
2011	251,083	$11.36 to $11.56	$2,762,904	0.90% to 1.75%	-10.84% to -10.09%		0.00%
2010	193,606	$12.64 to $12.98	$2,368,724	0.90% to 1.65%	22.93% to 29.78%	(b)	0.00%
2009	183,266	$9.95 to $10.28	$1,828,784	0.90% to 1.55%	-0.51%(a) to 34.52%		0.00%
U.S. Equity Subaccount
2012	61,619	$10.56	$650,904	1.40%	13.02%		0.54%
2011	69,317	$9.35	$647,843	1.40%	-3.31%		0.00%
2010	72,141	$9.67	$697,291	1.40%	10.91%		0.76%
2009	70,896	$8.71	$617,852	1.40%	14.96%		0.78%
Balanced Subaccount
2013	307,621	$14.06 to $17.95	$4,635,501	0.90% to 1.75%	13.28% to 14.24%		1.73%
2012	37,717	$12.44 to $15.71	$495,340	0.90% to 1.65%	11.45% to 12.28%		0.00%
2011	1,792	$11.17 to $13.47	$23,683	1.40% to 1.65%	0.63% to 0.88%		1.95%
2010	1,577	$13.35	$21,056	1.40%	6.30%		2.22%
2009	1,153	$12.56	$14,483	1.40%	23.19%		8.22%
Income Opportunity Subaccount
2012	525	$11.28	$5,924	1.40%	5.85%		0.00%
2011	3,183	$10.66	$33,939	1.40%	-2.45%		0.00%
2010	1,883	$10.93	$20,577	1.40%	5.67%		0.00%
2009	1,842	$10.34	$19,054	1.40%	11.58%		0.00%
Target VIP Subaccount
2013	98,691	$13.28 to $13.82	$1,314,610	0.90% to 1.40%	34.83% to 35.49%		0.77%
2012	15,612	$9.85 to $10.20	$155,251	0.90% to 1.40%	13.64% to 14.21%		1.25%
2011	20,174	$8.66 to $8.93	$176,014	0.90% to 1.40%	-2.77% to -2.29%		0.95%
2010	21,787	$8.91 to $9.14	$195,241	0.90% to 1.40%	17.82% to 18.40%		1.49%
2009	19,607	$7.56 to $7.72	$149,052	0.90% to 1.40%	13.18% to 13.74%		1.48%
Target Equity/Income Subaccount
2012	105,087	$8.31 to $8.61	$875,114	0.90% to 1.40%	9.54% to 10.08%		1.97%
2011	121,453	$7.59 to $7.82	$922,899	0.90% to 1.40%	-12.32% to -11.89%		1.55%
2010	129,073	$8.66 to $8.88	$1,118,311	0.90% to 1.40%	21.53% to 22.13%		1.27%
2009	138,179	$7.12 to $7.27	$984,847	0.90% to 1.40%	10.78% to 11.33%		2.00%
Bristol Growth Subaccount
2013	171,349	$14.06 to $17.38	$2,511,683	0.90% to 1.75%	36.24% to 37.38%		0.40%
2012	204,403	$10.23 to $12.76	$2,179,620	0.90% to 1.75%	9.27% to 10.20%		0.48%
2011	191,708	$9.29 to $11.67	$1,833,132	0.90% to 1.75%	-3.46% to -2.65%		0.39%
2010	157,781	$9.54 to $12.10	$1,526,073	0.90% to 1.65%	11.79% to 20.99%	(b)	0.65%
2009	8,519	$8.42 to $8.53	$72,366	0.90% to 1.40%	40.31% to 41.01%		0.00%
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2013	616	$25.63	$15,791	1.40%	28.87%		0.20%
2012	632	$19.89	$12,578	1.40%	13.92%		0.07%
2011	1,588	$17.46	$27,718	1.40%	-6.82%		0.14%
2010	1,597	$18.74	$29,926	1.40%	22.05%		0.76%
2009	1,607	$15.35	$24,675	1.40%	45.70%		0.00%
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2013	45,811	$11.05 to $14.90	$603,226	0.90% to 1.65%	-2.19% to -1.47%		3.08%
2012	39,933	$11.30 to $15.12	$563,026	0.90% to 1.65%	7.41% to 8.21%		4.68%
2011	33,928	$10.98 to $13.97	$450,803	0.90% to 1.55%	3.80% to 4.47%		3.50%
2010	40,201	$10.57 to $13.38	$516,519	0.90% to 1.55%	5.23% to 5.91%		5.26%
2009	44,609	$12.22 to $12.63	$545,522	0.90% to 1.40%	7.87% to 8.40%		3.90%
U.S. Real Estate Subaccount
2013	61,492	$16.15 to $27.18	$1,584,284	0.90% to 1.55%	0.20% to 0.84%		0.84%
2012	57,702	$16.11 to $26.95	$1,480,974	0.90% to 1.55%	13.85% to 14.58%		0.57%
2011	64,845	$14.15 to $23.52	$1,459,416	0.90% to 1.55%	4.05% to 4.72%		0.54%
2010	71,574	$13.60 to $22.46	$1,548,695	0.90% to 1.55%	27.55% to 28.37%		2.77%
2009	160,867	$10.66 to $17.49	$2,724,019	0.90% to 1.55%	6.64%(a) to 27.35%		3.05%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
International Growth Equity Subaccount (note 4)
2009	499,330	$8.44 to $10.09	$4,170,836	0.90% to 1.55%	0.87%(a) to 35.32%		0.72%
Growth Subaccount
2013	36,010	$19.66 to $19.88	$702,370	0.90% to 1.65%	45.33% to 46.41%		0.21%
2012	35,076	$12.99 to $13.43	$466,574	0.90% to 1.40%	12.47% to 13.03%		0.00%
2011	34,160	$11.55 to $11.88	$402,439	0.90% to 1.40%	-4.38% to -3.90%		0.00%
2010	34,687	$12.08 to $12.36	$425,811	0.90% to 1.40%	20.92% to 21.52%		0.00%
2009	29,324	$9.99 to $10.17	$297,354	0.90% to 1.40%	62.87% to 63.67%		0.00%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount
2010	48,875	$9.20 to $10.92	$442,529	0.90% to 1.55%	23.66%(a) to 24.13%	(b)	0.00%
Invesco V.I. International Growth Series II Subaccount
2013	61,037	$11.40 to $13.27	$690,124	0.90% to 1.55%	16.91% to 17.66%		1.07%
2012	52,920	$9.69 to $11.35	$507,694	0.90% to 1.55%	13.49% to 14.22%		1.35%
2011	48,135	$8.48 to $10.00	$400,575	0.90% to 1.55%	-15.90%(a) to -15.53%	(b)	0.00%
Invesco V.I. Balanced-Risk Allocation Series II Subaccount
2013	1,201,384	$10.76 to $10.95	$13,027,245	0.90% to 1.75%	-0.33% to 0.51%		1.71%
2012	1,163,785	$10.80 to $10.89	$12,617,407	0.90% to 1.75%	8.00%(a) to 8.90%	(b)	1.55%
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2013	347,652	$14.09 to $15.22	$4,931,888	0.90% to 1.40%	31.39% to 32.04%		1.18%
2012	410,217	$10.72 to $11.53	$4,429,011	0.90% to 1.40%	17.48% to 18.06%		1.28%
2011	528,025	$9.13 to $9.76	$4,860,358	0.90% to 1.40%	-8.33% to -7.88%		1.24%
2010	549,484	$9.95 to $10.60	$5,513,668	0.90% to 1.40%	9.66% to 10.21%		0.84%
2009	549,737	$9.08 to $9.62	$5,024,925	0.90% to 1.40%	16.68% to 17.26%		2.02%
Structured U.S. Equity Subaccount
2013	55,318	$15.86	$877,277	1.40%	35.62%		1.22%
2012	59,288	$11.69	$693,278	1.40%	12.87%		1.80%
2011	64,419	$10.36	$667,391	1.40%	2.61%		1.65%
2010	74,686	$10.10	$754,059	1.40%	11.28%		1.55%
2009	79,366	$9.07	$720,053	1.40%	19.47%		2.16%
Strategic Growth Subaccount
2013	19,119	$16.83	$321,831	1.40%	30.59%		0.40%
2012	12,656	$12.89	$163,137	1.40%	18.22%		0.68%
2011	14,956	$10.90	$163,058	1.40%	-3.96%		0.42%
2010	18,095	$11.35	$205,414	1.40%	9.21%		0.44%
2009	18,600	$10.39	$193,343	1.40%	45.71%		0.49%
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2013	291,814	$11.68 to $35.12	$7,010,822	0.90% to 1.75%	-2.94% to -2.12%		1.56%
2012	224,291	$12.04 to $35.88	$5,810,692	0.90% to 1.75%	19.94% to 20.96%		1.67%
2011	206,830	$10.04 to $29.67	$4,694,233	0.90% to 1.75%	-19.41% to -18.73%		2.05%
2010	163,391	$12.46 to $36.50	$4,986,645	0.90% to 1.65%	21.60% to 24.60%	(b)	1.29%
2009	125,180	$9.86 to $30.02	$3,568,946	0.90% to 1.55%	-1.40%(a) to 68.33%		3.75%
U.S. Small-Mid Cap Equity Subaccount
2013	18,194	$16.12 to $27.89	$455,370	0.90% to 1.65%	33.07% to 34.06%		0.00%
2012	15,328	$12.11 to $20.81	$283,236	0.90% to 1.65%	8.43% to 9.24%		0.00%
2011	159,972	$11.16 to $19.05	$2,563,114	0.90% to 1.75%	-10.64% to -9.88%		0.00%
2010	97,190	$12.49 to $21.14	$1,832,087	0.90% to 1.65%	22.62% to 24.89%	(b)	0.29%
2009	105,386	$10.46 to $17.24	$1,730,186	0.90% to 1.55%	4.65%(a) to 51.32%		0.00%
U.S. Strategic Equity Subaccount
2013	19,211	$15.86	$304,763	0.90%	26.92%		0.93%
2012	19,210	$12.50	$240,103	0.90%	12.99%		1.16%
2011	20,017	$11.06	$221,429	0.90%	1.05%		1.11%
2010	18,379	$10.95	$201,198	0.90%	11.84%		0.71%
2009	18,259	$9.79	$178,729	0.90%	25.71%		1.28%
International Equity Subaccount
2013	837,522	$15.51 to $16.03	$12,751,357	0.90% to 1.75%	18.69% to 19.69%		1.32%
2012	864,805	$13.07 to $13.40	$11,060,212	0.90% to 1.75%	19.02% to 20.02%		1.78%
2011	816,692	$10.98 to $11.16	$8,775,432	0.90% to 1.75%	-8.86% to -8.10%		2.11%
2010	669,494	$12.05 to $12.15	$7,852,120	0.90% to 1.65%	5.77% to 20.54%	(b)	1.55%
2009	456,919	$9.84 to $11.48	$5,150,243	0.90% to 1.55%	-1.61%(a) to 20.38%		3.44%
Multi-Asset Targeted Volatility Subaccount
2013	286,865	$12.27 to $12.45	$3,541,293	0.90% to 1.75%	17.43% to 18.42%		0.61%
2012	49,549	$10.46 to $10.51	$519,315	0.90% to 1.65%	4.59%(a) to 5.11%	(b)	0.16%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
2013	85,086	$15.89 to $20.96	$1,635,451	0.90% to 1.65%	27.25% to 28.20%		0.00%
2012	100,876	$12.49 to $16.35	$1,530,091	0.90% to 1.65%	8.81% to 9.62%		0.00%
2011	406,000	$11.46 to $14.91	$5,488,412	0.90% to 1.75%	-6.15% to -5.36%		0.00%
2010	475,297	$12.22 to $15.76	$6,924,341	0.90% to 1.65%	6.41% to 22.15%	(b)	0.00%
2009	237,309	$10.54 to $14.81	$3,365,722	0.90% to 1.55%	5.44%(a) to 56.00%		0.00%
Jennison Subaccount
2013	29,447	$12.33 to $17.44	$368,041	0.90% to 1.55%	35.02% to 35.89%		0.00%
2012	37,706	$9.07 to $12.92	$345,705	0.90% to 1.55%	13.95% to 14.69%		0.00%
2011	17,034	$7.91 to $11.34	$149,381	0.90% to 1.55%	-1.61% to -0.98%		0.00%
2010	17,535	$7.99 to $11.52	$156,737	0.90% to 1.55%	9.75% to 10.46%		0.02%
2009	7,838	$6.88 to $7.23	$54,457	0.90% to 1.40%	40.62% to 41.31%		0.25%
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2013	295,441	$16.42 to $34.30	$8,100,165	0.90% to 1.75%	33.53% to 34.66%		0.27%
2012	321,464	$12.30 to $25.47	$6,634,139	0.90% to 1.75%	12.58% to 13.54%		0.41%
2011	287,972	$10.92 to $22.44	$5,481,877	0.90% to 1.75%	-12.38% to -11.65%		0.03%
2010	130,198	$12.47 to $25.39	$3,082,167	0.90% to 1.65%	24.74%(a) to 27.43%		0.13%
2009	117,939	$10.00 to $19.93	$2,223,645	0.90% to 1.55%	-0.03%(a) to 38.51%		0.46%
VIP Contrafund® Subaccount
2013	338,616	$17.35 to $19.69	$6,251,795	0.90% to 1.65%	28.83% to 29.78%		0.86%
2012	331,948	$13.47 to $15.17	$4,743,112	0.90% to 1.65%	14.25% to 15.10%		1.13%
2011	336,215	$11.79 to $13.18	$4,188,095	0.90% to 1.65%	-4.36% to -3.65%		0.79%
2010	340,876	$12.33 to $13.68	$4,428,994	0.90% to 1.65%	15.88% to 23.25%	(b)	1.05%
2009	317,895	$11.25 to $11.81	$3,598,756	0.90% to 1.40%	33.60% to 34.26%		1.27%
VIP Growth Subaccount
2013	14,913	$10.93 to $18.52	$179,910	0.90% to 1.55%	33.93% to 34.79%		0.05%
2012	17,668	$8.11 to $14.20	$155,396	0.90% to 1.65%	12.54% to 13.38%		0.55%
2011	8,993	$6.75 to $7.15	$65,056	0.90% to 1.40%	-1.41% to -0.92%		0.16%
2010	7,544	$6.85 to $7.22	$52,698	0.90% to 1.40%	22.15% to 22.76%		0.02%
2009	18,932	$5.60 to $5.88	$106,873	0.90% to 1.40%	26.20% to 26.82%		0.20%
VIP Equity-Income Subaccount
2013	85,626	$17.24 to $18.14	$1,489,988	0.90% to 1.40%	26.06% to 26.69%		2.31%
2012	91,278	$13.68 to $14.32	$1,259,402	0.90% to 1.40%	15.43% to 16.01%		2.91%
2011	97,107	$11.85 to $12.34	$1,158,626	0.90% to 1.40%	-0.73% to -0.24%		2.15%
2010	114,283	$11.94 to $12.37	$1,371,128	0.90% to 1.40%	13.33% to 13.89%		1.62%
2009	122,130	$10.53 to $10.86	$1,291,509	0.90% to 1.40%	28.09% to 28.73%		2.15%
VIP Real Estate Subaccount
2013	223,775	$11.74 to $14.82	$2,793,058	0.90% to 1.75%	-0.14% to 0.71%		1.71%
2012	201,974	$11.66 to $14.84	$2,498,167	0.90% to 1.75%	16.26% to 17.24%		1.36%
2011	193,690	$9.94 to $12.77	$2,024,540	0.90% to 1.75%	5.94% to 6.83%		1.02%
2010	162,870	$9.31 to $12.06	$1,566,829	0.90% to 1.65%	20.58%(a) to 28.93%		2.15%
2009	6,791	$7.16	$48,625	1.40%	35.50%		2.76%
VIP Target Volatility Subaccount
2013	206,277	$11.31 to $11.39	$2,338,968	0.90% to 1.75%	13.08%(a) to 13.90%	(b)	2.53%
Janus Aspen Series - Service Shares:
Janus Subaccount
2013	72,801	$9.79 to $16.06	$678,504	0.90% to 1.55%	28.01% to 28.83%		0.65%
2012	112,634	$7.60 to $12.54	$817,572	0.90% to 1.55%	16.47% to 17.22%		0.45%
2011	111,463	$6.48 to $10.77	$693,601	0.90% to 1.55%	-6.98% to -6.38%		0.44%
2010	110,898	$6.93 to $11.58	$740,202	0.90% to 1.55%	12.52% to 13.24%		0.40%
2009	102,685	$5.83 to $6.12	$604,277	0.90% to 1.40%	34.14% to 34.80%		0.46%
Global Research Subaccount
2013	11,705	$7.80 to $8.34	$95,938	0.90% to 1.40%	26.31% to 26.93%		1.10%
2012	10,477	$6.17 to $6.57	$68,090	0.90% to 1.40%	18.20% to 18.79%		0.69%
2011	6,706	$5.22 to $5.53	$37,893	0.90% to 1.40%	-15.17% to -14.75%		0.51%
2010	6,043	$6.16 to $6.49	$37,683	0.90% to 1.40%	13.93% to 14.49%		0.49%
2009	6,052	$5.40 to $5.67	$33,086	0.90% to 1.40%	35.51% to 36.18%		1.12%
Balanced Subaccount
2013	48,001	$14.48 to $19.51	$863,764	0.90% to 1.65%	17.86% to 18.73%		1.32%
2012	47,033	$12.28 to $16.43	$725,262	0.90% to 1.65%	11.53% to 12.36%		2.50%
2011	49,807	$11.01 to $14.63	$687,533	0.90% to 1.65%	-0.29% to 0.45%		2.19%
2010	49,016	$11.05 to $14.56	$678,878	0.90% to 1.65%	7.16% to 10.47%	(b)	2.61%
2009	45,395	$12.95 to $13.59	$594,754	0.90% to 1.40%	23.85% to 24.46%		3.17%
Overseas Subaccount
2013	320,571	$10.50 to $14.80	$4,402,611	0.90% to 1.65%	12.43% to 13.26%		3.10%
2012	328,694	$9.34 to $13.07	$4,006,193	0.90% to 1.65%	11.34% to 12.17%		0.62%
2011	309,353	$8.39 to $11.65	$3,389,897	0.90% to 1.65%	-33.44% to -32.94%		0.37%
2010	278,015	$12.60 to $17.37	$4,582,041	0.90% to 1.65%	23.90% to 25.97%	(b)	0.55%
2009	273,011	$13.37 to $14.02	$3,665,082	0.90% to 1.40%	76.60% to 77.47%		0.42%
INTECH U.S. Low Volatility Subaccount
2013	428,243	$12.12 to $12.25	$5,212,607	0.90% to 1.75%	22.69% to 23.72%		1.96%
2012	8,012	$9.88 to $9.89	$79,221	1.35% to 1.65%	-1.15%(a) to -1.08%	(b)	2.85%
J.P. Morgan Insurance Trust - Class I (note 4):
Small Cap Core Subaccount
2013	12,765	$20.81	$265,686	1.40%	40.33%		0.53%
2012	11,934	$14.83	$177,013	1.40%	18.07%		0.18%
2011	9,659	$12.56	$121,339	1.40%	-6.08%		0.12%
2010	10,148	$13.38	$135,741	1.40%	25.37%		0.00%
2009	23,222	$10.67	$247,768	1.40%	29.28%		0.39%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Mid Cap Value Subaccount
2013	100,987	$14.82 to $34.59	$3,231,006	0.90% to 1.55%	30.28% to 31.12%		1.00%
2012	98,323	$14.60 to $24.96	$2,433,487	1.35% to 1.40%	18.71% to 18.77%		1.04%
2011	106,095	$12.29 to $21.03	$2,223,905	1.35% to 1.40%	0.75% to 0.80%		1.32%
2010	114,411	$20.87	$2,388,104	1.40%	21.75%		1.19%
2009	117,736	$17.14	$2,018,474	1.40%	28.90%		0.00%
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
2013	25,253	$19.13 to $24.90	$593,007	0.90% to 1.65%	38.93% to 39.96%		0.00%
2012	21,838	$14.34 to $17.79	$369,206	0.90% to 1.55%	19.04% to 19.81%		0.00%
2011	19,674	$12.05 to $14.85	$279,567	0.90% to 1.55%	-11.86% to -11.29%		0.00%
2010	20,638	$13.67 to $16.74	$323,325	0.90% to 1.55%	33.87% to 34.73%		0.00%
2009	8,454	$10.21 to $12.42	$95,669	0.90% to 1.55%	2.10%(a) to 61.47%		0.00%
Investors Growth Stock Subaccount
2013	1,304	$16.27	$21,214	1.40%	28.26%		0.33%
2012	2,054	$12.69	$26,058	1.40%	15.06%		0.14%
2011	4,660	$11.03	$51,379	1.40%	-1.01%		0.26%
2010	4,655	$11.14	$51,856	1.40%	10.60%		0.29%
2009	5,285	$10.07	$53,228	1.40%	37.17%		0.44%
Mid Cap Growth Subaccount
2013	29,013	$13.45 to $18.29	$380,597	0.90% to 1.65%	34.99% to 35.99%		0.00%
2012	29,349	$9.36 to $9.89	$276,973	0.90% to 1.40%	14.81% to 15.38%		0.00%
2011	29,683	$8.15 to $8.57	$243,829	0.90% to 1.40%	-7.46% to -7.00%		0.00%
2010	32,593	$8.81 to $9.22	$289,057	0.90% to 1.40%	27.42% to 28.05%		0.00%
2009	38,877	$6.91 to $7.20	$270,276	0.90% to 1.40%	39.30% to 39.99%		0.00%
Total Return Subaccount
2013	56,579	$16.89 to $17.94	$966,325	0.90% to 1.40%	17.10% to 17.68%		1.68%
2012	53,143	$14.42 to $15.24	$775,372	0.90% to 1.40%	9.39% to 9.94%		2.54%
2011	47,126	$13.19 to $13.87	$628,716	0.90% to 1.40%	0.19% to 0.68%		2.35%
2010	38,213	$13.16 to $13.77	$509,525	0.90% to 1.40%	8.12% to 8.66%		2.64%
2009	43,182	$12.17 to $12.67	$531,002	0.90% to 1.40%	16.10% to 16.67%		1.88%
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2013	768,284	$10.62 to $17.13	$10,855,169	0.90% to 1.75%	-10.78% to -10.03%		1.91%
2012	559,481	$11.90 to $19.04	$9,080,088	0.90% to 1.75%	6.88% to 7.78%		1.08%
2011	473,734	$11.13 to $17.67	$7,379,503	0.90% to 1.75%	9.76% to 10.68%		2.11%
2010	454,461	$10.15 to $15.96	$6,702,656	0.90% to 1.65%	1.48%(a) to 7.15%		1.41%
2009	258,781	$10.15 to $14.90	$3,722,611	0.90% to 1.55%	1.47%(a) to 17.31%		2.99%
Total Return Subaccount
2013	1,771,327	$10.75 to $17.35	$25,836,781	0.90% to 1.75%	-3.65% to -2.83%		2.19%
2012	1,867,664	$11.15 to $17.86	$28,239,975	0.90% to 1.75%	7.70% to 8.61%		2.58%
2011	1,629,232	$10.36 to $16.44	$23,464,526	0.90% to 1.75%	1.84% to 2.69%		2.63%
2010	1,427,120	$10.17 to $16.01	$20,911,072	0.90% to 1.65%	1.74%(a) to 7.15%		2.43%
2009	958,761	$10.05 to $14.94	$13,841,683	0.90% to 1.55%	0.54%(a) to 13.03%		4.86%
Global Bond Subaccount
2013	94,149	$10.85 to $17.93	$1,561,860	0.90% to 1.65%	-9.96% to -9.29%		1.16%
2012	246,093	$12.03 to $19.76	$4,145,774	0.90% to 1.75%	5.09% to 5.98%		1.62%
2011	212,958	$11.44 to $18.65	$3,508,960	0.90% to 1.75%	5.73% to 6.61%		2.55%
2010	181,090	$10.83 to $17.49	$2,879,926	0.90% to 1.65%	8.28%(a) to 10.66%		2.71%
2009	233,852	$9.91 to $15.80	$3,556,747	0.90% to 1.55%	-0.85%(a) to 15.80%		3.08%
CommodityRealReturn® Strategy Subaccount
2013	379,609	$8.76 to $10.48	$3,491,488	0.90% to 1.75%	-16.17% to -15.46%		1.49%
2012	287,352	$10.36 to $12.50	$3,085,965	0.90% to 1.75%	3.57% to 4.45%		2.78%
2011	254,076	$9.92 to $12.07	$2,582,436	0.90% to 1.75%	-9.14% to -8.38%		13.94%
2010	188,780	$10.83 to $13.29	$2,064,482	0.90% to 1.65%	23.41% to 32.87%	(b)	15.85%
2009	141,709	$8.77 to $10.61	$1,239,997	0.90% to 1.55%	6.10%(a) to 40.27%		9.99%
Global Diversified Allocation Subaccount
2013	923,591	$10.94 to $11.10	$10,158,360	0.90% to 1.75%	9.46% to 10.38%		6.15%
2012	137,650	$10.00 to $10.05	$1,379,184	0.90% to 1.65%	0.03%(a) to 0.52%	(b)	8.66%
Short-Term Subaccount
2013	194,227	$9.99	$1,940,015	1.40%	-0.12%	(c)	0.75%
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount
2013	64,911	$14.27 to $28.72	$1,766,061	0.90% to 1.55%	19.14% to 19.91%		0.56%
2012	61,570	$11.98 to $23.95	$1,402,777	0.90% to 1.55%	5.95% to 6.64%		0.00%
2011	58,599	$11.30 to $22.46	$1,256,799	0.90% to 1.55%	-13.44% to -12.88%		2.44%
2010	56,485	$13.06 to $25.78	$1,407,984	0.90% to 1.55%	27.98% to 28.80%		2.02%
2009	54,462	$19.37 to $20.02	$1,060,942	0.90% to 1.40%	55.86% to 56.63%		0.00%
Small-Cap Subaccount
2013	365,927	$16.55 to $34.17	$9,940,921	0.90% to 1.75%	32.44% to 33.55%		1.08%
2012	400,485	$12.50 to $25.58	$8,223,171	0.90% to 1.75%	10.55% to 11.49%		0.13%
2011	270,055	$11.30 to $22.95	$5,329,487	0.90% to 1.75%	-4.94% to -4.14%		0.37%
2010	218,360	$11.90 to $23.94	$4,759,600	0.90% to 1.65%	18.98%(a) to 19.45%		0.14%
2009	160,043	$9.98 to $20.04	$3,112,003	0.90% to 1.55%	-0.21%(a) to 34.00%		0.00%
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2013	40,694	$15.90 to $20.78	$805,031	0.90% to 1.55%	18.98% to 19.75%		1.73%
2012	39,360	$13.36 to $17.35	$653,110	0.90% to 1.55%	8.45% to 9.15%		3.32%
2011	29,161	$15.23 to $15.90	$453,500	0.90% to 1.40%	7.24% to 7.77%		1.37%
2010	26,615	$14.20 to $14.75	$385,438	0.90% to 1.40%	13.46% to 14.02%		1.98%
2009	28,234	$12.52 to $12.94	$359,123	0.90% to 1.40%	20.54% to 21.14%		2.03%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Subaccount
2013	157,649	$16.14 to $16.85	$2,571,811	0.90% to 1.40%	21.27% to 21.87%		2.36%
2012	158,738	$13.31 to $13.82	$2,132,893	0.90% to 1.40%	16.59% to 17.17%		2.96%
2011	164,817	$11.42 to $11.80	$1,896,928	0.90% to 1.40%	-11.87% to -11.43%		1.70%
2010	168,154	$12.95 to $13.32	$2,192,095	0.90% to 1.40%	6.91% to 7.44%		1.02%
2009	62,207	$12.12 to $12.40	$757,348	0.90% to 1.40%	35.15% to 35.82%		3.71%
Franklin Flex Cap Growth Securities Subaccount
2013	59,370	$17.13 to $17.88	$1,030,557	0.90% to 1.40%	35.58% to 36.26%		0.00%
2012	66,490	$12.63 to $13.12	$850,125	0.90% to 1.40%	7.75% to 8.28%		0.00%
2011	89,983	$11.72 to $12.12	$1,066,056	0.90% to 1.40%	-6.12% to -5.65%		0.00%
2010	105,043	$12.49 to $12.84	$1,322,232	0.90% to 1.40%	14.59% to 15.16%		0.00%
2009	151,090	$10.90 to $11.15	$1,656,227	0.90% to 1.40%	31.13% to 31.78%		0.00%
Franklin Income Securities Subaccount
2013	59,498	$16.07 to $16.77	$961,852	0.90% to 1.40%	12.37% to 12.92%		6.27%
2012	71,158	$14.30 to $14.85	$1,022,168	0.90% to 1.40%	11.09% to 11.64%		6.24%
2011	66,018	$12.87 to $13.30	$853,601	0.90% to 1.40%	0.97% to 1.47%		5.84%
2010	66,775	$12.75 to $13.11	$853,690	0.90% to 1.40%	11.12% to 11.67%		6.61%
2009	75,985	$11.47 to $11.74	$874,268	0.90% to 1.40%	33.72% to 34.39%		8.30%
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount
2013	13,752	$17.12 to $26.34	$329,440	0.90% to 1.65%	30.02% to 30.99%		1.74%
2012	6,072	$18.70 to $20.11	$113,700	0.90% to 1.40%	13.38% to 13.95%		1.69%
2011	7,251	$16.50 to $17.65	$120,664	0.90% to 1.40%	-7.49% to -7.03%		1.52%
2010	6,874	$17.83 to $18.98	$124,341	0.90% to 1.40%	15.00% to 15.56%		1.79%
2009	6,304	$15.51 to $16.43	$98,518	0.90% to 1.40%	27.57% to 28.20%		1.56%
ClearBridge Variable Equity Income Subaccount
2013	6,003	$17.40 to $17.40	$104,471	1.35% to 1.40%	24.20% to 24.26%		2.26%
2012	2,544	$14.00 to $14.01	$35,620	1.35% to 1.40%	12.62% to 12.68%		3.20%
2011	2,094	$12.43	$26,025	1.35%	6.46%		0.00%
2009	9,066	$10.56	$95,755	1.40%	21.21%		4.92%
ClearBridge Variable Large Cap Value Subaccount
2013	4,540	$18.14 to $22.90	$98,150	0.90% to 1.65%	30.22% to 31.19%		1.64%
2012	2,510	$13.93 to $17.45	$38,018	0.90% to 1.65%	14.60% to 15.46%		3.50%
2011	1,407	$12.16 to $14.13	$16,701	1.40% to 1.65%	3.25% to 3.51%		2.40%
2010	966	$11.77 to $13.65	$11,817	1.40% to 1.65%	7.95% to 17.73%	(b)	4.15%
2009	319	$12.64	$4,031	1.40%	22.78%		1.78%
Legg Mason Dynamic Multi-Strategy VIT Subaccount
2013	1,732,191	$12.49 to $12.70	$21,791,873	0.90% to 1.75%	16.34% to 17.32%		2.37%
2012	144,810	$10.75 to $10.83	$1,560,284	0.90% to 1.65%	7.47%(a) to 8.26%	(b)	8.85%
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2013	75,138	$14.47 to $17.86	$1,056,196	0.90% to 1.65%	34.49% to 35.49%		0.89%
2012	90,999	$10.68 to $13.09	$945,854	0.90% to 1.55%	13.60% to 14.34%		0.37%
2011	100,092	$9.08 to $9.34	$910,783	0.90% to 1.40%	-7.99% to -7.53%		0.40%
2010	104,544	$9.87 to $10.10	$1,033,587	0.90% to 1.40%	24.25% to 24.87%		0.32%
2009	126,283	$7.94 to $8.09	$1,004,324	0.90% to 1.40%	44.14% to 44.85%		0.66%
ALPS Variable Insurance Trust - Class II:
AVS Listed Private Equity Subaccount
2010	11,003	$6.17 to $6.25	$68,483	0.90% to 1.40%	20.35% to 20.94%		17.53%
2009	20,286	$5.13 to $5.17	$104,324	0.90% to 1.40%	38.00% to 38.68%		1.12%
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
2013	32,203	$12.93 to $16.59	$413,840	0.90% to 1.65%	37.41% to 38.43%		0.00%
2012	32,389	$9.34 to $12.08	$300,191	0.90% to 1.65%	15.10% to 15.96%		0.00%
2011	31,181	$8.05 to $10.49	$250,574	0.90% to 1.65%	-14.89% to -14.26%		0.84%
2010	28,109	$9.39 to $12.33	$264,820	0.90% to 1.65%	16.70% to 23.28%	(b)	0.00%
2009	23,015	$7.98 to $8.05	$184,001	0.90% to 1.40%	27.32% to 27.95%		0.00%
Managed Volatility Fund II Subaccount
2013	432,415	$13.25 to $13.48	$5,767,538	0.90% to 1.75%	19.65% to 20.66%		1.22%
2012	68,816	$11.09 to $11.17	$765,273	0.90% to 1.65%	10.88%(a) to 11.69%	(b)	0.00%
Managed Tail Risk Fund II Subaccount
2013	7,741	$10.16 to $10.16	$78,669	1.35% to 1.65%	1.60%(a) to 1.65%	(b)	0.00%
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
2013	754,012	$12.03 to $16.51	$9,824,464	0.90% to 1.75%	30.64% to 31.74%		0.90%
2012	925,719	$9.13 to $12.64	$9,132,263	0.90% to 1.75%	16.77% to 17.76%		0.96%
2011	1,420,181	$7.76 to $10.82	$11,719,724	0.90% to 1.75%	-8.86% to -8.09%		1.16%
2010	1,167,492	$8.44 to $11.88	$10,203,014	0.90% to 1.65%	9.90% to 18.81%	(b)	0.78%
2009	777,553	$7.68 to $10.10	$5,962,349	0.90% to 1.55%	1.05%(a) to 16.82%		3.18%
Structured U.S. Equity Subaccount
2013	10,152	$13.53 to $18.53	$139,536	1.40% to 1.65%	35.00% to 35.33%		2.80%
2012	155	$10.00	$1,550	1.40%	12.56%		1.58%
2011	160	$8.88	$1,419	1.40%	2.47%		0.05%
2010	5,257	$8.67 to $11.22	$53,940	1.40% to 1.55%	10.88% to 11.05%		1.30%
2009	5,471	$7.81 to $10.12	$50,639	1.40% to 1.55%	1.15%(a) to 19.22%		14.04%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Strategic Growth Subaccount
2013	15,579	$13.79 to $14.18	$218,841	0.90% to 1.40%	30.18% to 30.82%		0.16%
2012	19,376	$10.84 to $13.37	$210,702	0.90% to 1.65%	17.68% to 18.56%		0.62%
2011	14,066	$8.98 to $9.14	$127,506	0.90% to 1.40%	-4.20% to -3.73%		0.22%
2010	15,139	$9.37 to $9.50	$142,930	0.90% to 1.40%	8.97% to 9.51%		0.21%
2009	12,672	$8.60 to $8.67	$109,511	0.90% to 1.40%	45.46% to 46.18%		0.98%
Global Markets Navigator Subaccount
2013	379,025	$11.38 to $11.54	$4,333,965	0.90% to 1.75%	11.61% to 12.55%		0.10%
2012	37,131	$10.20 to $10.25	$379,345	0.90% to 1.65%	2.00%(a) to 2.51%	(b)	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign Securities Subaccount
2013	810,052	$11.41 to $15.02	$9,768,500	0.90% to 1.75%	20.75% to 21.77%		2.36%
2012	822,514	$9.37 to $12.44	$8,140,825	0.90% to 1.75%	16.09% to 17.08%		2.90%
2011	752,447	$8.01 to $10.72	$6,288,337	0.90% to 1.75%	-12.27% to -11.54%		1.77%
2010	597,550	$9.05 to $12.22	$5,514,963	0.90% to 1.65%	7.41% to 22.21%	(b)	0.41%
2009	53,254	$8.36 to $8.43	$446,404	0.90% to 1.40%	34.95% to 35.62%		1.26%
Franklin Flex Cap Growth Securities Subaccount
2013	408,517	$14.02 to $16.71	$5,947,737	0.90% to 1.75%	34.92% to 36.05%		0.00%
2012	456,674	$10.31 to $12.39	$4,894,333	0.90% to 1.75%	7.35% to 8.26%		0.00%
2011	567,739	$9.52 to $11.54	$5,585,011	0.90% to 1.75%	-6.54% to -5.76%		0.00%
2010	543,052	$10.10 to $12.35	$5,584,070	0.90% to 1.65%	15.05% to 23.53%	(b)	0.00%
2009	491,521	$8.78 to $10.34	$4,301,834	0.90% to 1.55%	3.38%(a) to 31.51%		0.10%
Franklin Income Securities Subaccount
2013	117,447	$13.23 to $13.88	$1,541,947	0.90% to 1.65%	12.01% to 12.84%		5.97%
2012	121,522	$11.72 to $12.39	$1,414,409	0.90% to 1.65%	10.72% to 11.55%		6.30%
2011	108,167	$10.51 to $11.19	$1,133,481	0.90% to 1.65%	0.63% to 1.38%		5.56%
2010	103,804	$10.37 to $11.12	$1,072,628	0.90% to 1.65%	11.23%(a) to 11.54%		6.07%
2009	111,518	$9.22 to $9.29	$1,031,244	0.90% to 1.40%	33.50% to 34.16%		3.83%
Franklin Templeton VIP Founding Funds Allocation Subaccount
2013	69,372	$12.72 to $15.33	$931,375	0.90% to 1.65%	21.67% to 22.58%		10.17%
2012	62,724	$10.38 to $12.60	$698,373	0.90% to 1.65%	13.29% to 14.14%		2.44%
2011	54,208	$9.09 to $11.12	$527,185	0.90% to 1.65%	-3.26% to -2.55%		0.01%
2010	35,797	$9.33 to $11.06	$335,909	0.90% to 1.55%	8.56% to 9.26%		2.17%
2009	36,112	$8.54 to $10.19	$311,900	0.90% to 1.55%	1.87%(a) to 28.90%		6.32%
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
2013	391,204	$15.31 to $16.39	$6,163,667	0.90% to 1.65%	23.10% to 24.02%		1.26%
2012	377,586	$12.44 to $13.22	$4,811,916	0.90% to 1.65%	17.23% to 18.11%		1.13%
2011	364,545	$10.61 to $11.19	$3,966,772	0.90% to 1.65%	-8.71% to -8.03%		1.00%
2010	292,376	$11.62 to $12.17	$3,494,455	0.90% to 1.65%	7.71% to 16.24%	(b)	1.04%
2009	229,348	$9.94 to $11.30	$2,571,666	0.90% to 1.55%	-0.60%(a) to 23.94%		0.18%
VIP Global Natural Resources Subaccount
2013	70,415	$10.15 to $11.42	$699,299	0.90% to 1.65%	6.05% to 6.84%		0.00%
2012	76,845	$9.50 to $10.77	$716,880	0.90% to 1.65%	0.22% to 0.97%		0.00%
2011	107,181	$9.41 to $10.74	$993,599	0.90% to 1.65%	-22.72% to -22.15%		0.00%
2010	98,987	$12.08 to $13.90	$1,184,209	0.90% to 1.65%	16.03% to 39.03%	(b)	0.00%
2009	87,780	$10.35 to $10.41	$909,021	0.90% to 1.40%	71.23% to 72.08%		0.00%
VIP Science and Technology Subaccount
2013	19,404	$21.84 to $24.04	$454,555	0.90% to 1.65%	53.85% to 54.99%		0.00%
2012	16,263	$14.19 to $15.51	$245,920	0.90% to 1.65%	25.75% to 26.68%		0.00%
2011	19,153	$11.29 to $12.24	$230,479	0.90% to 1.65%	-7.29% to -6.61%		0.00%
2010	21,761	$12.18 to $13.11	$282,280	0.90% to 1.65%	11.75% to 21.77%	(b)	0.00%
2009	15,587	$11.66 to $11.73	$182,024	0.90% to 1.40%	41.85% to 42.56%		0.00%
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount
2013	501,467	$11.03 to $11.27	$5,574,725	0.90% to 1.75%	6.07% to 6.97%		1.07%
2012	131,265	$10.41 to $10.53	$1,371,635	0.90% to 1.65%	6.62% to 7.42%		0.10%
2011	8,106	$9.80	$79,478	0.90%	-1.96%	(c)	0.00%
TOPS® Managed Risk Moderate Growth ETF Subaccount
2013	768,849	$11.42 to $11.67	$8,856,956	0.90% to 1.75%	10.46% to 11.39%		1.14%
2012	248,636	$10.35 to $10.47	$2,586,272	0.90% to 1.65%	6.89% to 7.68%		0.14%
TOPS® Managed Risk Growth ETF Subaccount
2013	303,852	$11.58 to $11.83	$3,543,288	0.90% to 1.75%	13.96% to 14.92%		0.92%
2012	87,713	$10.18 to $10.22	$894,543	1.35% to 1.65%	6.48% to 6.79%		0.08%
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
Dynamic Asset Allocation Subaccount
2013	177,866	$11.31 to $11.56	$2,028,479	0.90% to 1.75%	10.01% to 10.93%		0.31%
2012	33,170	$10.30 to $10.42	$343,247	0.90% to 1.65%	6.24% to 7.04%		0.01%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.
**	This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.
***	Accumulation units are rounded to the nearest whole number.
****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)	Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.
(c)	Denotes the minimum and maximum total return for the underlying mutual fund options that were added and funded during the reporting period. Returns are not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of National Security Life and Annuity Company

and Contract Owners of National Security Variable Account N:

We have audited the accompanying statements of assets and contract owners’ equity of National Security Variable Account N (comprised of the sub-accounts listed in Note 1) (collectively, “the Accounts”), as of December 31, 2013, and the related statements of operations for the periods then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the periods then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 7, 2014

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Financial Statements and Schedules

December 31, 2013 and 2012

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

National Security Life and Annuity Company:

We have audited the accompanying balance sheets of National Security Life and Annuity Company (a wholly owned subsidiary of The Ohio National Life Insurance Company) (the Company) as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2013. In connection with our audits of the financial statements, we have also audited the financial statement schedules I, III, and IV. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Security Life and Annuity Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

April 23, 2014

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Balance Sheets

December 31, 2013 and 2012

(Dollars in thousands, except share amounts)

	2013	2012
Assets
Investments:
Fixed maturity available-for-sale securities, at fair value	$45,302	39,975
Fixed maturity trading securities, at fair value	9,367	12,504
Policy loans	4	4

Total investments	54,673	52,483
Cash	4,433	3,483
Accrued investment income	486	479
Deferred policy acquisition costs	13,225	8,639
Reinsurance recoverable	4,202	4,122
Goodwill and intangible assets	755	755
Other assets	2,189	1,566
Federal income tax recoverable	478	80
Deferred federal income taxes	—	2,047
Assets held in separate accounts	293,746	200,704

Total assets	$374,187	274,358

Liabilities and Stockholder’s Equity
Future policy benefits and claims	$43,072	39,459
Deferred federal income taxes	2,013	—
Reinsurance payables	567	731
Amounts due to affiliates	133	120
Other liabilities	717	315
Liabilities related to separate accounts	293,746	200,704

Total liabilities	340,248	241,329

Commitments and contingencies	—	—
Stockholder’s equity:
Class A common stock, $250 par value. Authorized 10,000 shares; issued and outstanding 10,000 shares	2,500	2,500
Additional paid-in capital	30,845	30,845
Accumulated other comprehensive income	387	1,628
Retained earnings (deficit)	207	(1,944)

Total stockholder’s equity	33,939	33,029

Total liabilities and stockholder’s equity	$374,187	274,358

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Operations

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

	2013	2012	2011
Revenues:
Traditional life and annuity insurance premiums and charges	$6,807	5,790	5,128
Reinsurance premiums ceded	(3,297)	(3,166)	(2,814)

Total premiums and charges net of reinsurance	3,510	2,624	2,314
Change in value of trading securities	(453)	(27)	77
Change in value of reinsurance derivatives	—	—	909
Net investment income	2,235	2,186	1,346
Net realized gains (losses):
Investment gains (losses):
Total-other-than temporary impairment losses on securities	—	—	(66)
Portion of impairment losses recognized in other comprehensive (loss) income	(1)	(3)	53

Net other-than-temporary impairment losses on securities recognized in earnings	(1)	(3)	(13)
Realized gains, excluding other-than-temporary impairment losses on securities	136	49	62

Total investment gains	135	46	49
Other income (loss)	869	729	(1,734)

	6,296	5,558	2,961

Benefits and expenses:
Benefits and claims	927	917	958
Increase in policy reserves	393	98	526
Amortization of deferred policy acquisition costs	86	345	(2,880)
Other operating costs and expenses	2,409	2,235	6,101

	3,815	3,595	4,705

Income (loss) before income taxes	2,481	1,963	(1,744)

Income taxes:
Current (benefit) expense	(4,398)	3	—
Deferred expense (benefit)	4,728	471	(735)

	330	474	(735)

Net income (loss)	$2,151	1,489	(1,009)

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Comprehensive Income (Loss)

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

	Before tax		Tax (expense)/ benefit	After tax
2013
Net income	$			2,151
Other comprehensive loss, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available for sale		(2,128)	746	(1,382)
Deferred acquisition costs		375	(131)	244
Future policy benefits and claims		2	(1)	1
Less:
Net gains on securities available-for-sale realized during the period		160	(56)	104

Total other comprehensive loss		(1,911)	670	(1,241)

Total comprehensive income				$910

2012
Net income	$			1,489
Other comprehensive income, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available for sale		575	(203)	372
Deferred acquisition costs		47	(18)	29
Future policy benefits and claims		(8)	3	(5)
Less:
Net gains on securities available-for-sale realized during the period		43	(15)	28

Total other comprehensive income		571	(203)	368

Total comprehensive income				$1,857
2011
Net loss	$			(1,009)
Other comprehensive loss, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available for sale		680	(239)	441
Deferred acquisition costs		(705)	246	(459)
Future policy benefits and claims		1	—	1
Less:
Net gains on securities available-for-sale realized during the period		73	(26)	47

Total other comprehensive loss		(97)	33	(64)

Total comprehensive loss				$(1,073)

See accompanying notes to consolidated financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Changes in Stockholder’s Equity

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

			Accumulated
	Class A	Additional	other	Retained	Total
	common	paid-in	comprehensive	earnings	stockholder’s
	stock	capital	income (loss)	(deficit)	equity
Balance, December 31, 2010	$2,500	20,845	1,324	(2,424)	22,245
Capital contribution from parent	—	10,000	—	—	10,000
Comprehensive loss:		.
Net loss	—	—	—	(1,009)	(1,009)
Other comprehensive loss	—	—	(64)	—	(64)

Total comprehensive loss					(1,073)

Balance, December 31, 2011	2,500	30,845	1,260	(3,433)	31,172
Comprehensive income:
Net income	—	—	—	1,489	1,489
Other comprehensive income	—	—	368	—	368

Total comprehensive income					1,857

Balance, December 31, 2012	2,500	30,845	1,628	(1,944)	33,029
Comprehensive income:
Net income	—	—	—	2,151	2,151
Other comprehensive loss	—	—	(1,241)	—	(1,241)

Total comprehensive income					910

Balance, December 31, 2013	$2,500	30,845	387	207	33,939

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Cash Flows

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

	2013	2012	2011
Cash flows from operating activities:
Net income (loss)	$2,151	1,489	(1,009)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Proceeds from sales/maturities of fixed maturity trading securities	3,891	1,272	1,136
Cost of fixed maturity trading securities acquired	—	—	(1,227)
Interest credited to policyholder account values	1,000	946	453
Universal life and investment-type product policy fees	(1,779)	(1,406)	(1,206)
Capitalization of deferred policy acquisition costs	(4,508)	(2,039)	(710)
Amortization of deferred policy acquisition costs	86	345	(2,880)
Amortization and depreciation	(7)	15	14
Net realized gains on investments	(135)	(46)	(49)
Change in value of trading securities	453	27	(77)
Deferred federal income tax expense (benefit)	4,728	471	(735)
Change in value of reinsurance derivative	—	—	(909)
(Increase) decrease in accrued investment income	(7)	(34)	8
(Increase) decrease in reinsurance recoverable and other assets	(703)	728	91,410
(Decrease) increase in funds withheld-modco reinsurance	(45)	31	(91,795)
Increase in policyholder liabilities	1,474	474	7,470
Increase in federal income tax recoverable	(398)	(80)	—
Increase (decrease) in other liabilities	402	(65)	(12)
Increase in amounts due to affiliates	13	1	38
(Decrease) increase in reinsurance payables	(119)	46	288
Other, net	(4)	(20)	(17)

Net cash provided by operating activities	6,493	2,155	191

Cash flows from investing activities:
Proceeds from sale and maturity of fixed maturity available-for-sale securities	4,491	3,346	4,472
Cost of fixed maturity available-for-sale securities acquired	(13,162)	(11,380)	(2,973)
Change in policy loans, net	—	—	(4)
Change in other invested assets, net	—	—	44

Net cash (used in) provided by investing activities	(8,671)	(8,034)	1,539

Cash flows from financing activities:
Investment product account deposits	73,797	32,928	11,348
Investment product account withdrawals	(70,669)	(29,888)	(18,316)
Capital contribution from parent	—	—	10,000

Net cash provided by financing activities	3,128	3,040	3,032

Net increase (decrease) in cash and cash equivalents	950	(2,839)	4,762
Cash and cash equivalents, beginning of year	3,483	6,322	1,560

Cash and cash equivalents, end of year	$4,433	3,483	6,322

Supplemental disclosure:
Income taxes (received) paid	$(4,000)	80	—

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(1)	Organization and Business Description

National Security Life and Annuity Company (“NSLAC” or the “Company”), is domiciled in New York. The Company is a stock life insurance company wholly owned by The Ohio National Life Insurance Company (“ONLIC”), a stock life insurance company. Prior to 2011, ONLIC owned approximately 80.5% of NSLAC. ONLIC purchased the previously unowned 19.5% of NSLAC from Security Mutual Life Insurance Company of New York (“SML”) in December, 2011. NSLAC and ONLIC are members of the Ohio National group of companies, which is comprised of Ohio National Mutual Holdings, Inc. (“ONMH”) and all of its subsidiaries and affiliates.

The Company is licensed to do business in 17 states and the District of Columbia. Currently, the Company exclusively offers variable annuity products in the state of New York.

Certain 2011 amounts have been adjusted for the adoption of Accounting Standards Update (“ASU”) ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, adopted retrospectively on January 1, 2012. See note 2(k).

The following is a description of the most significant risks facing life insurers:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories, or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the financial statements.

Credit Risk is the risk that issuers of securities owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.

Interest Rate Risk is the risk that interest rates will change and impact the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. The Company has been selling variable annuity products since 2003. As a result of these product sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company’s largest distributor of variable annuity products contributed approximately 50% of total variable annuity deposits in 2013. The same distributor was the largest distributor in 2012 as well with approximately 45% of the total variable annuity deposits. Based on policyholder account balances, the Company’s largest distributor accounted for approximately 41% and 38% of total deferred annuity reserves as of December 31, 2013 and 2012, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The second concentration risk arises from the Company’s use of reinsurance. The Company has entered into a 100% coinsurance agreement with ONLIC, the parent company, on the guaranty benefit riders. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to limit future annuity sales, seek additional capital, or both.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life and annuity business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $4,202 and $4,122 as of December 31, 2013 and 2012, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranteed riders. There are five main types of benefits: guaranteed minimum death benefit (“GMDB”), guaranteed minimum income benefit (“GMIB”), guaranteed minimum accumulation benefit (“GMAB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed lifetime withdrawal benefit (“GLWB”). The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from the issue of the rider. The annuitization base is equal to premiums less withdrawals rolled up at 5.5% annually. The GMAB provides a benefit of return of premium (less withdrawals) at the end of eight or ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. The GLWB allows for lifetime withdrawals after age 60. When withdrawals start, the percentage of the guarantee that may be withdrawn varies based upon the age of the annuitant and, in some cases, is linked to the 10 year treasury rate. We will refer to the total of these five types as the G reserves. See note 2(f) for additional information on G reserves.

The Company derives revenues from asset fees and mortality and expense charges that are calculated as a percentage of Separate account assets. Thus, losses in the equity market could result in declines in Separate account assets and asset fee revenue. In addition, a decrease in Separate account assets may decrease our expectations of future profit margins due to a decrease in asset fee revenue, which may require us to accelerate the amortization of Deferred Policy Acquisition Costs (“DAC”).

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or those of our insurance subsidiaries. If our ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed and existing policyholders might cancel their policies or withdraw the cash values of their policies. These events, in turn, could have a material adverse effect on our net income and liquidity. The Company’s ratings are dependent upon us maintaining a strong Risk Based Capital (“RBC”). However, rating agencies do not always use the same methodologies for calculating RBC ratios as do the state regulators. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though our RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

Information Technology Risk is the risk that our computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics or other events beyond our control. The failure of our computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect our profitability as well as negatively impact our reputation.

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

(a)	Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income tax, deferred taxes, uncertain income tax positions and contingencies, valuation of and impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(b)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities classified as trading are stated at fair value, with the changes in fair value recorded in the accompanying statements of operations. Fixed maturity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate.

The fair value of fixed maturity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, when valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities where independent pricing services do not provide a price, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing securitized investments with variable cash flows. As of December 31, 2013, 96.6% of the fair values of fixed maturity securities were obtained from independent pricing services and 3.4% from other sources.

Management regularly reviews its fixed maturity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.

For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (“OTI”). Examples of the relevant facts and circumstances that may be considered include: 1) the current fair value of the security as compared to cost, 2) the length of time the fair value has been below cost, 3) the financial position of the issuer, including the current and future impact of any

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

specific events, 4) any items specifically pledged to support the credit along with any other security interests or collateral, 5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost, 6) the business climate, 7) management changes at the issuer, 8) litigation and government actions, 9) monitoring late payments, 10) downgrades by rating agencies, 11) results per financial statements and key financial ratios, 12) revenue forecasts and cash flow projections as indicators of credit issues, and 13) other circumstances particular to an individual security.

For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the statements of operations.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the fair value) is recognized in the statements of operations. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair value) is bifurcated with the credit loss portion recorded in the statements of operations, and the remainder, or noncredit loss portion recorded in other comprehensive income (loss). For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income (loss), the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income (loss) over the remaining life of the security to the statements of operations based on the timing of future cash flows.

The Company discloses as part of the separate component of accumulated other comprehensive income the noncredit portion of any OTI (see note 6). Subsequent changes in fair value that are not considered OTI are not included in the separate component of accumulated other comprehensive income.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include 1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, 2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, 3) the risk that inaccurate information could be provided to the Company’s investment professionals who determine the fair value estimates and OTI, and 4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

(c)	Revenues and Benefits

Traditional Life Insurance Products: Premiums for traditional life insurance products assumed, which includes those products with fixed and guaranteed premiums and benefits and consist principally of term life insurance policies, are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits.

Investment Products: Investment products consist of variable annuities and variable universal life. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policy account balances.

(d)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

As per note 2(k), the Company adopted the new guidance regarding DAC ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, retrospectively in 2012. The new guidance modifies the definition of the types of costs incurred by the Company that can be capitalized in the acquisition of new and renewal insurance contracts. As a result, the following costs shall be deferred as acquisition costs related directly to the successful acquisition of new or

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

renewal insurance contracts: 1) incremental direct costs of contract acquisitions, 2) the portion of the employee’s total compensation (excluding any compensation that is deferred as a part of 1 above) and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract, 3) other costs related directly to the insurer’s acquisition activities in 2 above that would not have been incurred had the issuance of the contract not occurred, and 4) advertising costs that meet certain deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses.

For investment products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses.

The most significant assumptions that are involved in the estimation of future gross profits include future gross Separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for gross Separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds before deductions for policy charges. The Company assumes that the level of Separate account assets resulting from market performance will revert, over a three-year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net Separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the statements of operations.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options, which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(e)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate accounts is not reflected in the statements of operations and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the statements of operations.

(f)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued. The liabilities for life reserves may be greater or less than those established by the ceding companies due to their use of different mortality and other assumptions (see note 7).

Future policy benefits for investment products in the accumulation phase and universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 7).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 7).

The Company issues traditional variable annuity contracts through its Separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues nontraditional variable annuity contracts in which the Company provides various forms of guarantees/riders to benefit the related contract holders.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

GMDB Riders

Certain variable annuity contracts include GMDBs with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The Company reinsures Premium Protection GMDB riders sold with GLWB riders to ONLIC effective August, 2012.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 6% annually or the highest contract value on any contract anniversary, except that for riders sold after May 2009 the rate was changed to 5%. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. NSLAC continued to sell the GMIB rider in the state of New York until August 8, 2012. The Company reinsures 100% of the GMIB riders issued.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

GLWB Riders

The Company began issuing new GLWB riders effective August 1, 2012. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start anytime after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. At the time of policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (rolls up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins. In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

For GLWB riders, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised. The Company reinsures 100% of the GLWB riders issued.

GMAB Riders

Certain variable annuity contracts include a GMAB rider, in which the account value on the eighth or tenth anniversary, depending on the version of the rider, will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company reinsures 100% of the GMAB riders issued.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

GMWB Riders

A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims.

The fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009 and reinsures 100% of the GMWB riders issued.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and Separate accounts, as well as incurred and paid amounts, as of December 31 (note that most contracts contain multiple guarantees):

	General	Separate	Total	Net	Benefits	Weighted
	account	account	account	amount	paid/	average
	value	value	value	at risk	incurred	attained age
2013
GMDB	$37,175	293,918	331,093	387	14	64

GMIB	$3,284	190,277	193,561	—	—	63

GLWB	$6,259	67,019	73,278	—	—	63

GMAB/GMWB	$6,890	88,768	95,658	—	—	63

2012
GMDB	$35,060	200,639	235,699	2,001	10	63

GMIB	$3,747	165,271	169,018	—	—	62

GLWB	$2,413	10,886	13,299	—	—	62

GMAB/GMWB	$2,811	26,149	28,960	—	—	62

2011
GMDB	$32,427	158,266	190,693	10,545	53	64

GMIB	$3,761	137,936	141,697	—	—	62

GMAB/GMWB	$207	12,016	12,223	—	—	62

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

All Separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that Separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the Separate account for any of its variable annuity contracts during 2013 and 2012.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in Separate accounts as of December 31:

	2013	2012
Mutual funds:
Bond	$87,991	52,920
Equity	197,548	132,380
Money market	8,379	15,339

Total	$293,918	200,639

As of December 31, 2013, direct G reserves were $3,139, ceded G reserves were $2,045 and net G reserves were $1,094. As of December 31, 2012, direct G reserves were $2,658, ceded G reserves were $1,961 and net G reserves were $697.

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	2013	2012
GMDB	$1,094	697

Total	$1,094	697

(g)	Reinsurance

Reinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risk assumed. Assets and liabilities related to reinsurance are reported on a gross basis.

(h)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company is included as a member of the life/non-life consolidated Federal income tax return of its ultimate parent, ONMH, effective 2013.

(i)	Cash Equivalents

For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(j)	Goodwill and Intangible Assets

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually using December 31 financial information. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. The Company is permitted to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether the Company needs to perform the quantitative two-step goodwill impairment test. Only if the Company determines, based on qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The critical estimates necessary in determining fair value are projected earnings, expected level of cash flows, comparative market multiples, and the discount rate. The quantitative two-step goodwill impairment test is utilized to identify and measure potential goodwill impairment. The first step compares the

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

fair value of the reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment. In the second step, if the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis (see notes 5 and 8).

The Company’s intangible asset related to insurance licenses was acquired with the purchase of the Company. In accordance with GAAP, the intangible asset, as it relates to insurance licenses, is not amortized, but rather is evaluated for impairment, using December 31 license standing information. The value of this intangible asset and any impairment assessment associated with that intangible is primarily dependent upon the maintenance of the New York license (see note 8). License fees are paid annually in order to keep the license in good standing.

(k)	Recently Issued Accounting Pronouncements

In July 2013, the FASB issued new guidance ASU 2013-11, Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, prospectively for calendar years beginning after December 15, 2013. Early adoption is permitted. Under this guidance, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The Company adopted this guidance on January 1, 2014, with no material impact to the financial statements at December 31, 2014.

In February 2013, the FASB issued new guidance on the reclassification out of accumulated other comprehensive income (“AOCI”) ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, effective prospectively for calendar years beginning after December 15, 2012. The objective of this standard is to improve the transparency of reporting these reclassifications. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. The Company adopted this guidance prospectively on January 1, 2013, with no impact to the financial statements as the guidance resulted in increased disclosures only. See note 4.

In July 2012, the FASB issued ASU 2012-02, Testing Indefinite-Lived Assets for Impairment, effective for calendar years beginning after September 15, 2012. Early adoption was permitted. This guidance amends how indefinite-lived intangible assets are tested for impairment. The amendment provides an option to perform a qualitative assessment to determine whether it is necessary to perform the annual fair value calculation impairment test. The Company adopted this guidance on January 1, 2013, with no material impact to the financial statements.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

In September 2011, the FASB issued new guidance on goodwill impairment testing ASU 2011-08, Intangibles – Goodwill and Other: Testing Goodwill for Impairment, effective for calendar years beginning after December 15, 2011. Early adoption was permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company adopted this guidance on January 1, 2012, with no material impact to the financial statements.

In June 2011, the FASB issued new guidance regarding comprehensive income ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income, effective for the fiscal year beginning after December 15, 2011. This guidance should be applied retrospectively and early adoption was permitted. The guidance provides companies with the option to present the total of comprehensive income, components of net, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and International Financial Reporting Standards (“IFRS”). The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. In December 2011, the FASB deferred the effective date for amendment to the presentation of reclassification adjustments (ASU 2011-12, Comprehensive Income: Deferral of the Effective Date for Amendment to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05). The Company adopted this guidance in 2012 and elected two separate but consecutive statements, the statements of operations and the statements of comprehensive income (loss).

In May 2011, the FASB issued new guidance regarding fair value measurements ASU 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in the ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB’s intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company adopted this guidance in 2012 with no material impact to the financial statements.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

In October 2010, the FASB amended its guidance under FASB ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The guidance is contained in ASU 2010-26 and requires certain costs such as sales compensation or telemarketing costs that are related to unsuccessful efforts and any indirect costs to be expensed as incurred, rather than being capitalized and amortized over future periods. The Company adopted this guidance on a retrospective basis effective January 1, 2012.

The Company has presented its financial statements and accompanying notes as applicable for all periods presented to reflect the retrospective adoption of ASU 2010-26.

The following presents the December 31, 2011 statements of operations reflecting the impact of ASU 2010-26 retrospectively adopted January 1, 2012:

	2011
	As previously reported	Adjustment	As currently reported
Benefits and expenses:
Amortization of deferred policy acquisition costs	$(2,940)	60	(2,880)
Other operating costs and expenses	6,078	23	6,101
Income taxes:
Deferred benefit	(706)	(29)	(735)
Net loss	(955)	(54)	(1,009)

The following presents the December 31, 2011 statement of comprehensive income reflecting the impact of ASU 2010-26 retrospectively adopted January 1, 2012:

	Before tax	Tax (expense) /benefit	After tax
Deferred acquisition costs:
As previously reported	$(750)	261	(489)
Adjustment	45	(15)	30

As currently reported	$(705)	246	(459)

(l)	Subsequent Events

The Company has evaluated subsequent events through April 23, 2014 the date that the financial statements were available to be issued. See note 11.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(3)	Basis of Presentation

The accompanying financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by the New York State Insurance Department (the Department). Annual Statements for the Company, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. NSLAC does not have any permitted statutory accounting practices as of December 31, 2013 and 2012.

The statutory basis net income (loss) of NSLAC was $6,204, $1,088 and $(6,127) for the years ended December 31, 2013, 2012 and 2011, respectively. The statutory basis capital and surplus of NSLAC was $28,593 and $24,966 as of December 31, 2013 and 2012, respectively. The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP: 1) the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred, 2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals, 3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost, 4) the asset valuation reserve and interest maintenance reserve are not recorded, 5) fixed maturity securities classified as trading securities are recorded at fair value as opposed to amortized cost, 6) changes in deferred taxes are recognized in operations, and 7) there is a presentation of other comprehensive income (loss) and comprehensive income (loss).

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(4)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the year ended December 31, 2013:

	Adjustment to:
	Future policy benefits and claims	Deferred acquisition costs	Unrealized gains (losses)	Total
Balance, December 31, 2012	$(4)	(428)	2,060	1,628
Other comprehensive income (loss) before reclassifications	1	244	(1,382)	(1,137)
Amounts reclassified from accumulated other comprehensive income	—	—	(104)	(104)

CY Change	1	244	(1,486)	(1,241)

Balance, December 31, 2013	$(3)	(184)	574	387

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the year ended December 31:

Details about accumulated other comprehensive income (loss) components	2013	Consolidated statement of operations location
Unrealized gains/(losses) on securities available-for-sale:
	$160	Realized gains, excluding other-than-temporary impairment losses on securities

	(56)	Income tax current expense

Total reclassification for the year	$104	Total net gain

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(5)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company has no nonfinancial assets being used in a manner that differs from their highest and best use.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value on the balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds, bank deposits and Separate account assets.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, certain mortgage-backed securities, certain corporate debt and certain private placements.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are embedded derivatives associated with living benefit contracts.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,783	232	—	2,015
Obligations of states and political subdivisions	—	1,144	—	1,144
Corporate	—	33,435	—	33,435
Asset-backed	—	4,159	308	4,467
Mortgage-backed	—	4,241	—	4,241
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	313	—	313
Corporate	—	8,230	—	8,230
Asset-backed	—	760	—	760
Mortgage-backed	—	64	—	64
Other assets:
Cash	2,933	1,500	—	4,433
Assets held in separate accounts	293,746	—	—	293,746
GMAB/GMWB reinsurance recoverable	—	—	671	671

Total assets	$298,462	54,078	979	353,519

Liabilities
GMAB/GMWB embedded derivatives	$—	—	671	671

Total liabilities	$—	—	671	671

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	2,193	—	2,193
Obligations of states and political subdivisions	—	323	—	323
Corporate	—	28,317	—	28,317
Asset-backed	—	4,429	465	4,894
Mortgage-backed	—	4,248	—	4,248
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	323	—	323
Corporate	—	10,726	—	10,726
Asset-backed	—	1,079	—	1,079
Mortgage-backed	—	376	—	376
Other assets:
Cash	283	3,200	—	3,483
Assets held in separate accounts	200,704	—	—	200,704
GMAB/GMWB reinsurance recoverable	—	—	503	503

Total assets	$200,987	55,214	968	257,169

Liabilities
GMAB/GMWB embedded derivatives	$—	—	503	503

Total liabilities	$—	—	503	503

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables:

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Cash - Cash is considered Level 1 as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds publicly traded money market accounts which are considered Level 1. The Company also holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(i). The Company classifies the fair values of investments held in repurchase agreements as Level 2 as these fair values are often based on observable inputs but not actively traded.

Fixed maturity securities - As discussed in note 2(b), fair value of fixed maturity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2. In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data and may be nonbinding quotes. The Company has classified these fair values within Level 3.

As discussed in note 2(b), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

GMAB and GMWB embedded derivatives - The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMAB and GMWB riders are embedded derivatives which are measured at estimated fair value separately from the host variable annuity contract. The fair value of the GMAB and GMWB embedded derivatives is estimated using the present value of future claims minus the present value of future premiums using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Risk margins are established to capture the non-capital market risk of the instrument which represents the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization,

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

mortality, and lapses. The establishment of risk margins requires the use of significant management judgment. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the counterparty’s credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income. The fair value for these riders is estimated using the Company’s nonperformance risk in the credit adjustment to the present value of the future cash flows.

The fair value of these derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMAB and GMWB embedded derivatives are categorized as Level 3.

Separate account assets - Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are valued using the reported net asset value. The Company classifies the Separate account assets valuation as Level 1 since the net asset value is determined and published daily and is the basis for current transactions.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis using Significant Unobservable Inputs (Level 3)

The tables below summarize the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the years ended December 31:

	Assets			Liabilities
	Investments Asset - backed	GMAB/GMWB reinsurance recoverable	Total assets	GMAB/GMWB embedded derivative
December 31, 2011	$—	663	663	(663)

Net investment gains/(losses):
Unrealized in OCI[2]	(2)	(160)	(162)	160
Purchases	500	—	500	—
Settlements	(33)	—	(33)	—

December 31, 2012	465	503	968	(503)

Net investment gains/(losses):
In earnings (realized and unrealized)[1]	—	168	168	(168)
Unrealized in OCI[2]	(4)	—	(4)	—
Settlements	(153)	—	(153)	—

December 31, 2013	$308	671	979	(671)

Change in unrealized gains/(losses):
Still held at December 31:
2012	$(2)	(160)	(162)	160

2013	$1	168	169	(168)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments and amortization and accretion of premiums or discounts

[2]	Unrealized investment gains and losses recorded in other comprehensive income (loss) include changes in market value of certain instruments.

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 are excluded from below due to limitations in being able to obtain the underlying inputs used from broker quotes.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation techniques(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2013
Assets
Reinsurance recoverable:
GMAB/GMWB reinsurance contract	$671	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase
Liabilities
GMAB/GMWB embedded derivatives	671	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase
2012
Assets
Reinsurance recoverable:
GMAB/GMWB reinsurance contract	$503	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.4%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.3%	*	Decrease
			dur 11+	7.8% - 15.1%	*	Decrease
			Non-performance risk (Credit Spread)	2.73% - 3.16%	*	Decrease
			Equity market volatility	18% - 23%	*	Increase

Liabilities
GMAB/GMWB embedded derivatives	503	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.4%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.3%	*	Decrease
			dur 11+	7.8% - 15.1%	*	Decrease
			Non-performance risk (Credit Spread)	2.73% - 3.16%	*	Decrease
			Equity market volatility	18% - 23%	*	Increase

*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Valuation Process for Fair Value Measurements Categorized within Level 3

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes. For our embedded derivatives and reinsurance contract, the valuations are reviewed and actuarial assumptions are reviewed at least annually by the Company and updated based on historical experience along with any market observable data or industry studies.

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2

2013

Assets
Securities available-for-sale:
Fixed maturity securities:
US Treasury securities	$—	—	1,783	—	—	—

The Company transferred $1,783 of U.S. Treasury securities from Level 2 to Level 1 during 2013.

There were no net transfers to or from Level 1, Level 2 or Level 3 during 2012.

There was no fair value measurement on a nonrecurring basis.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below:

	Carrying	Estimated	Fair value hierarchy level
	value	fair value	Level 1	Level 2	Level 3
2013
Liabilities:
Investment contracts	$39,187	35,196	—	35,196	—
2012
Liabilities:
Investment contracts	$35,929	33,411	—	33,411	—

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The Company has classified these fair values as Level 2 since the inputs are market observable.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2013	2012	2011
Gross investment income:
Fixed maturity available-for-sale securities	$1,775	1,622	1,550
Fixed maturity trading securities	480	583	595
Short-term investments	3	3	4

Total gross investment income	2,258	2,208	2,149
Investment income due to reinsurers	2	1	(770)
Investment expenses	(25)	(23)	(33)

Net investment income	$2,235	2,186	1,346

	Realized gains (losses) on investments
	2013	2012	2011
Gross realized gains (losses) on investments:
Securities available-for-sale:
Fixed maturity securities	$71	23	51
Equity securities	(5)	(10)	(18)
Fixed maturity trading securities	69	33	16

Net realized gains on investments	$135	46	49

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTI of $1, $3 and $13 for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013, fixed maturity securities with a carrying value of $429, which had a cumulative write-down of $17 due to OTI, remained in the Company’s investment portfolio.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following tables summarize total OTI by asset type for the years ended December 31:

	Total OTI	Recognized in OCI	Recognized in earnings
2013
Mortgage-backed Securities	$—	(1)	1

2012
Mortgage-backed Securities	$—	(3)	3

2011
Mortgage-backed Securities	$66	53	13

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the noncredit portion of the loss is included in other comprehensive income:

	2013	2012	2011
Cumulative credit loss, beginning of year	$16	13	72
New credit losses	1	3	13
Incremental credit losses on securities included in the beginning balance	—	—	—

Subtotal	17	16	85
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	—	—	72

Cumulative credit loss as of December 31	$17	16	13

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Amortized cost and estimated fair value of available-for-sale and trading securities as of December 31:

	2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,996	50	(31)	2,015	—
Obligations of states and political subdivisions	1,201	12	(69)	1,144	—
Corporate	32,660	1,512	(737)	33,435	—
Asset-backed	4,318	159	(10)	4,467	—
Mortgage-backed	4,238	81	(78)	4,241	(50)

Total fixed maturity securities	$44,413	1,814	(925)	45,302	(50)

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	12	—	313	—
Corporate securities	7,755	475	—	8,230	—
Asset-backed	742	19	(1)	760	—
Mortgage-backed	63	1	—	64	—

Total fixed maturity securities	$8,861	507	(1)	9,367	—

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$2,000	199	(6)	2,193	—
Obligations of states and political subdivisions	301	22	—	323	—
Corporate	25,734	2,606	(23)	28,317	—
Asset-backed	4,662	240	(8)	4,894	—
Mortgage-backed	4,103	145	—	4,248	(50)

Total fixed maturity securities	$36,800	3,212	(37)	39,975	(50)

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	22	—	323	—
Corporate securities	9,839	887	—	10,726	—
Asset-backed	1,040	39	—	1,079	—
Mortgage-backed	365	11	—	376	—

Total fixed maturity securities	$11,545	959	—	12,504	—

[1]

Represents the amount of cumulative non-credit OTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2013 and 2012.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

	2013	2012
Net unrealized gains before adjustments and taxes	$889	3,175
Less:
Adjustment to future policy benefits and claims	4	7
Adjustment to deferred policy acquisition costs	283	658
Deferred federal income taxes	211	879

Net unrealized gains	$391	1,631

An analysis of the change in net unrealized gains, before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2013	2012	2011
Fixed maturity	$(2,286)	531	607

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading as of December 31, 2013, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2013.

	Fixed maturity securities
	Available-for-sale		Trading
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$5,002	5,052	3,648	3,713
Due after one year through five years	14,917	16,378	3,990	4,258
Due after five years through ten years	21,856	21,337	1,049	1,211
Due after ten years	2,638	2,535	174	185

Total	$44,413	45,302	8,861	9,367

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2013
U.S. Treasury securities and obligations of U.S. government	$348	(31)	—	—	348	(31)
Obligations of states and political subdivisions	831	(69)	—	—	831	(69)
Corporate	13,101	(649)	710	(88)	13,811	(737)
Asset-backed	1,216	(10)	—	—	1,216	(10)
Mortgage-backed	2,145	(78)	—	—	2,145	(78)

Total	$17,641	(837)	710	(88)	18,351	(925)

2012
U.S. Treasury securities and obligations of U.S. government	$254	(6)	—	—	254	(6)
Corporate	1,273	(23)	—	—	1,273	(23)
Asset-backed	1,158	(8)	—	—	1,158	(8)

Total	$2,685	(37)	—	—	2,685	(37)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(b), the Company regularly reviews its investment holdings for OTI. The Company has concluded securities in an unrealized loss position as of December 31, 2013 and 2012 were not OTI due to the Company’s ability and intent to hold the investments until recovery of fair value or amortized cost. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The tables below summarize the fixed maturity securities’ unrealized losses as of December 31:

	Less than	12 months
Unrealized Losses	12 months	or longer	Total
2013
99.9%-80%
U.S. Treasury securities and
obligations of U.S. government	$(31)	—	(31)
Obligations of states and political subdivisions	(69)	—	(69)
Corporate	(649)	(88)	(737)
Asset-backed	(10)	—	(10)
Mortgage-backed	(78)	—	(78)

Total	$(837)	(88)	(925)

2012
99.9%-80%
U.S. Treasury securities and
obligations of U.S. government	$(6)	—	(6)
Corporate	(23)	—	(23)
Asset-backed	(8)	—	(8)

Total	$(37)	—	(37)

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of OTI. Unrealized losses increased from December 31, 2012 to December 31, 2013 due to increasing U.S. Treasury yields and related spreads.

For Corporate securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined we expected to recover the entire amortized cost basis of each security.

Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Management believes unrealized losses on available-for-sale securities do not represent OTI as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table summarizes fixed maturity securities available-for-sale activity:

	2013	2012	2011
Proceeds from the sale and maturity	$3,626	3,019	4,335

Gross realized gains on the sale and maturity	$31	—	51

Gross realized losses on the sale and maturity	$—	—	—

Investments with a fair value of $1,747 and $1,750 as of December 31, 2013 and 2012, respectively, were on deposit with various regulatory agencies as required by law.

The Company invests in fixed maturity securities that could qualify as VIE’s, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. See above for additional disclosures related to these investments.

(7)	Future Policy Benefits and Claims

The liability for future policy benefits for investment contracts (approximately 91% and 91% of the total liability for future policy benefits as of December 31, 2013 and 2012, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 2.9%, 2.8% and 2.7% for the years ended December 31, 2013, 2012 and 2011, respectively. Approximately 75% and 86%, as of December 31, 2013 and 2012, respectively, of the investment contracts were at their guaranteed minimum interest rate.

The liability for future policy benefits for traditional life products is based on mortality and interest rate assumptions without consideration for withdrawals. The assumptions used are the 1980 CSO mortality table with 4.0% to 6.0% interest, and 1958 CSO mortality table with 3.0% to 4.5% interest.

(8)	Goodwill and Intangible Assets

The Company’s intangible asset related to insurance licenses was acquired with the purchase of the Company by ONLIC in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. Each license remains intact and in good standing as there have been no events that would impact the Company’s ability to do business in the New York or New Jersey markets. As a result, no impairment was recognized on this asset.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table illustrates the carrying value of goodwill and intangible assets as of December 31:

	2013	2012
Goodwill	$560	560
Unamortizable intangible assets, insurance licenses	195	195

Total	$755	755

Goodwill is tested annually for impairment (see note 2(j)). Based upon goodwill impairment testing for the years ended December 31, 2013, 2012 and 2011, respectively, no impairment was deemed necessary.

(9)	Income Taxes

The provision for income taxes is as follows:

	2013	2012	2011
Current expense (benefit)	$(4,398)	3	—
Deferred expense (benefit) *	4,728	471	(735)

Provision for income taxes	$330	474	(735)

*	2011 amount has been adjusted from amount previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

The following table is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the provision for income taxes reported in the financial statements for the years ended December 31:

	2013	2012	2011
Pre-tax income (loss) times U.S. enacted tax rate *	$868	687	(610)
Tax-preferred investment income	(466)	(150)	(120)
Other, net	(72)	(63)	(5)

Provision for income tax *	$330	474	(735)

Effective tax rate *	13.3%	24.1%	42.2%

*	2011 amounts have been adjusted from amounts previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Effective January 1, 2013. the Company is included in the Federal consolidated tax return filed by the common parent, ONMH. As part of the review of the common parent returns for tax years 2003 through 2008 the Internal Revenue Service (“IRS”) has inspected the tax returns filed by the Company for these tax years and chose not to perform an audit.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. No interest or additions to tax relating to income taxes has been recorded.

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2013	2012
Deferred tax assets:
Future policy benefits	$3,640	2,291
Net operating loss carryforward	—	4,742
Capital loss carryforward	—	222
Other	42	57

Total gross deferred tax assets	3,682	7,312
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	3,682	7,312

Deferred tax liabilities:
Fixed maturity securities available-for-sale	522	1,484
Deferred policy acquisition costs	3,791	2,538
Reinsurance recoverable	1,382	1,243

Total gross deferred tax liabilities	5,695	5,265

Net deferred tax (liability) asset	$(2,013)	2,047

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment. Based upon projections for future taxable income over the periods in which the deferred tax assets are deductible, and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

On March 31, 2007, additional stock shares of the Company were obtained by ONLIC thereby increasing its ownership to greater than 80% and NSLAC became affiliated with the common parent, ONMH. Under Treasury Regulations, the Company must wait five full years before joining Federal consolidated income tax return filed by ONMH. Effective January 1, 2013 the Company is included in the Federal consolidated tax return. All net operating losses and net capital loss carryovers were absorbed by the consolidated life/non-life group in 2013. The change in the valuation allowance for the periods ending December 31, 2013, 2012 and 2011 was $0.

(10)	Regulatory RBC and Dividend Restrictions

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2013, the Company exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2013, the Company’s total adjusted capital and company action level RBC was $28,885 and $850, respectively, providing an RBC ratio of 3,398%. Additionally, as of December 31, 2013, the Company’s authorized control level RBC was $425.

The Company did not pay any dividends in 2013, 2012 or 2011. The Company cannot pay any dividends in 2014 without prior approval by the Department.

(11)	Contingencies

The Company is currently not a defendant in litigation arising in and out of the normal course of business.

(12)	Reinsurance

The Company has entered into reinsurance transactions with other insurance companies. Reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

The Company previously entered into a 50% modified coinsurance agreement with ONLIC, to facilitate the sale of variable annuity products. This modified coinsurance agreement was terminated December 31, 2011 and the policies subject to this agreement were recaptured by the Company. The Company paid ONLIC a recapture fee of $4,754. As the contracts subject to this agreement were deposit type products,

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

there was no impact on reported premiums. Modified coinsurance on a funds withheld basis is subject to the parameters of ASC 815 that requires the bifurcation and valuation of the embedded derivative associated with a funds withheld contract. The change in the value of this derivative is shown on the face of the statements of operations in the change in value of reinsurance derivatives and the liability is shown on the face of the balance sheet in the other liabilities section. The modified coinsurance receivable is equal to the change in policyholder account value less the interest earned on the assets withheld. Under modified coinsurance with funds withheld, the Company retains and invests all of the associated assets and provides monthly settlements with its reinsurers based on all income, benefit and expense items.

Effective July 1, 2007, the Company entered into a separate 100% coinsurance agreement with ONLIC to reinsure the GMIB, GMAB, and GMWB guaranteed benefit riders (see note 1). Prior to July 1, 2007, the GMIB, GMAB, and GMWB guaranteed benefit riders were reinsured with either ONLIC or a nonaffiliated reinsurer.

In 2012, the Company began to offer GLWB and associated riders which are reinsured 100% to ONLIC.

Amounts in the accompanying financial statements related to variable annuity ceded business to ONLIC as of and for the years ended December 31 were as follows:

	2013	2012	2011
Statements of Operations:
Traditional life and annuity insurance premiums and charges:
Surrender charges	$—	—	29
Reinsurance premiums ceded:
GMIB, GMAB, GLWB and GMWB premiums	1,844	1,329	1,115
Change in value of reinsurance derivatives	—	—	(909)
Net investment income:
Modified coinsurance interest expense	—	—	786
Other loss:
Modified coinsurance charges	106	283	922
Balance Sheets:
Reinsurance recoverable:
Modified coinsurance	$—	—	146
GMIB, GMAB, GLWB and GMWB reserves	2,126	2,020	1,737
Reinsurance payables:
Modified coinsurance	—	—	146
Premiums payable	184	126	99

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The Company assumed and ceded traditional life insurance. This assumed and ceded block of business is currently in runoff. Amounts in the accompanying financial statements for the ceded traditional life insurance business as of and for the years ended December 31 were as follows:

	2013	2012	2011
Premiums	$1,452	1,835	1,691
Benefits incurred	2,181	3,512	3,162
Commission and expense allowances	45	50	45
Reinsurance recoverable:
Reserves for future policy benefits	1,511	1,533	1,552
Benefits payable	299	1	105
Paid losses and expense allowances due	214	568	759

Net traditional life insurance premiums earned for the years ended December 31 were as follows:

	2013	2012	2011
Reinsurance assumed	$1,452	1,835	1,691
Reinsurance ceded	(1,452)	(1,835)	(1,691)

Net premiums earned	$—	—	—

(13)	Related Party Transactions

As discussed below, the Company has service contracts with affiliated companies whereby the Company is billed for services, office space, equipment and materials necessary to the operation of the Company’s business. Billings are determined by ONLIC, based upon multiple bases (head counts, salaries, number of policies, field compensation, time, reserve account balances, transaction counts, etc.) and management believes these bases are reasonable for determining the expense charges. There is no assurance that these costs would be similar if the Company had to obtain such services, office space, equipment and materials on its own.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

NSLAC has separate administrative service agreements with ONLIC and SML, an investment management agreement with Ohio National Investments, Inc. (“ONII”), an affiliate, and an underwriting agreement with Ohio National Equities, Inc. (“ONEQ”), an affiliate. As of December 31, 2011, SML is no longer an affiliate (see note 1). The terms of these agreements call for periodic cash settlements. NSLAC has settled its cash obligations with ONLIC as of December 31, 2013 and 2012. The amounts that NSLAC owed to ONLIC, ONII and ONEQ as of December 31 were as follows, which are shown on the face of the balance sheet:

	2013	2012
ONLIC	$42	55
ONII	7	7
ONEQ	84	58

Total service charges owed	$133	120

Charges for all services from ONLIC, SML, ONII and ONEQ included in other operating costs and expenses for the years ended December 31 were as follows:

	2013	2012	2011
ONLIC	$534	773	475
SML	—	—	15
ONII	25	23	33
ONEQ	720	435	555

Total service charges incurred	$1,279	1,231	1,078

(Continued)

Schedule I

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2013

(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government	$1,996	2,015	2,015
Obligations of states and political subdivisions	1,201	1,144	1,144
Corporate securities	32,660	33,435	33,435
Asset-backed securities	4,318	4,467	4,467
Mortgage-backed securities	4,238	4,241	4,241

Total fixed maturity available-for-sale securities	44,413	45,302	45,302

Fixed maturity trading securities:
Bonds:
Obligations of states and political subdivisions	301	313	313
Corporate securities	7,755	8,230	8,230
Asset-backed securities	742	760	760
Mortgage-backed securities	63	64	64

Total fixed maturity trading securities	8,861	9,367	9,367

Policy loans	4		4

Total investments	$53,278		54,673

See accompanying report of independent registered public accounting firm.

Schedule III

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Supplementary Insurance Information

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2013 total	$13,225	43,072	—	—	6
2012 total	8,639	39,459	—	—	8
2011 total	7,122	36,628	—	—	2

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written[2]
2013 total	$2,235	1,320	86	2,409	—
2012 total	2,186	1,015	345	2,235	—
2011 total	1,346	1,484	(2,880)	6,101	—

1 Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2 Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Reinsurance

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2013:
Life insurance in force	$1,045	87,120	86,375	300	—%
Premiums:
Life insurance	—	1,452	1,452	—	—%
2012:
Life insurance in force	$1,245	94,403	93,558	400	—%
Premiums:
Life insurance	—	1,835	1,835	—	—%
2011:
Life insurance in force	$1,245	102,314	101,469	400	—%
Premiums:
Life insurance	—	1,691	1,691	—	—%

See accompanying report of independent registered public accounting firm.

National Security Variable Account N

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 7, 2014.

Statements of Assets and Contract Owners’ Equity, December 31, 2013.

Statements of Operations for the Period Ended December 31, 2013.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2013 and 2012.

The following financial statements of the Depositor are also incorporated by reference in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 23, 2014.

Balance Sheets, December 31, 2013 and 2012.

Statements of Operations for the Years Ended December 31, 2013, 2012 and 2011.

Statements of Comprehensive Income for the Years Ended December 31, 2013, 2012 and 2011.

Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2013, 2012 and 2011.

Statements of Cash Flows for the Years Ended December 31, 2013, 2012and 2011.

Notes to Financial Statements, December 31, 2013, 2012, and 2011.

Financial Statement Schedules, December 31, 2013, 2012 and 2011.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant, Variable Account N, was filed as Exhibit (1) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76350) and is

incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Contracts with Compensation Schedule between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Depositor’s variable life insurance registration statement, Form S- 6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(3)(g) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(h) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(i) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(j) Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(k) Amendment to Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(l) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, Depositor was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(4) Flexible Premium Deferred Annuity Contract, Form NS-02-VA-07.5, was filed as Exhibit (4) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76350) and is incorporated by reference herein.

(4)(a) Form of Guaranteed Minimum Income Benefit (Annual Reset Option), Form NS-09- GMI-1, was filed as Exhibit 99(4)(d) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(b) Form of Annual Reset Death Benefit, Form 09-ARD-1, was filed as Exhibit 99(4)(e) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N- 4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(c) Form of Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(f) of the Registrant’s Pre- Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(d) Form of Guaranteed Minimum Death Benefit, Form 09-GMD-2, was filed as Exhibit 99(4)(g) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(e) Form of Annual Step-Up Death Benefit Rider, Form NS-05-AMD-1, was filed as Exhibit 99(4)(h) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(f) Form of Guaranteed Principal Protection Rider, Form NS-03-GPP-1, was filed as Exhibit 99(4)(i) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(g) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form NS-12-GLWP-1.5, is filed herewith as Exhibit 99(4)(g)

(4)(h) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form NS-12-GLWP-2.5, is filed herewith as Exhibit 99(4)(h)

(4)(i) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form NS-12-DCMAR-GLW-1, was filed as Exhibit 99(4)(i) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(j) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form NS-12-DCMAR-GLW-2, was filed as Exhibit 99(4)(j) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(k) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form NS-12-GPP-GLW-1, was filed as Exhibit 99(4)(k) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(l) Form of Guaranteed Principal Protection, Form NS-12-GPP-1.5, is filed herewith as Exhibit 99(4)(l)

(4)(m) Form of Premium Protection Death Benefit (Single Life) Rider, Form NS-12-PPD-1, was filed as Exhibit 99(4)(m) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(n) Form of Premium Protection Death Benefit (Joint Life) Rider, Form NS-12-PPD-2, was filed as Exhibit 99(4)(n) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(o) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form NS-12-PPDP-1.5, is filed herewith as Exhibit 99(4)(o)

(4)(p) Form of Premium Protection Plus Death Benefit (Joint Life) Rider, Form NS-12-PPDP-2.5, is filed herewith as Exhibit 99(4)(p)

(5)(a) Variable Annuity Application, Form NS-4896-NY, was filed as Exhibit 99(5)(a) of the Registrant’s registration statement, Form N-4, Post-effective amendment no. 7 on April 25, 2014 (File No. 333-164071) and is incorporated by reference herein.

(6)(a) By-Laws of the Depositor were filed as Exhibit (6)(a) of the Depositor’s registration statement, Form N-4, Post-Effective Amendment No. 12 on February 22, 2008 (File No. 333-76350) and is incorporated by reference herein.

(6)(b) Charter of the Depositor was filed as Exhibit (6)(a) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(7) Coinsurance Agreement for Variable Annuity Living Benefit Riders, as amended, between Depositor and The Ohio National Life Insurance Company was filed as Exhibit (7) of Registrant’s registration statement on Form N-4, post-effective amendment no. 6 (File No. 333-125856) on April 30, 2008 and is incorporated by reference herein.

(8)(a) Form of Fund Participation Agreement between the Depositor and Ohio National Fund, Inc. was filed as Exhibit (8) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(9) Opinion of counsel and consent was filed as Exhibit 99(9) of the Registrant’s Form N-4, Post-Effective Amendment No. 20 on May 24, 2012 (File No. 333-76350) and is incorporated by reference herein.

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(13)(a) Form of Asset Allocation Model Investor Risk Profile was filed as Exhibit 99(13)(a) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 29, 2009 (File No. 33-125856) and is incorporated by reference herein.

(13)(b) Form of Asset Allocation Model Determining Your Investor Risk Profile brochure was filed as Exhibit 99(13)(b) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 29, 2009 (File No. 33- 125856) and is incorporated by reference herein.

(13)(c) Form of Asset Allocation Model Descriptions effective October 1, 2013 was filed as Exhibit 99(13)(c) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 7 on April 25, 2014 (File No. 333-164071) and is incorporated by reference herein.

(13)(d) Form of Managed Volatility Model Description effective October 1, 2013 was filed as Exhibit 99(13)(d) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 7 on April 25, 2014 (File No. 333-164071) and is incorporated by reference herein.

99(24) Powers of Attorney of certain Directors of Depositor is filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor

Thomas A. Barefield*	Director, Vice President, Marketing
R. Todd Brockman*	Assistant Vice President, Mutual Fund Operations
Philip C. Byrde*	Investment Officer

Christopher A. Carlson*	Chief Investment Officer

George E. Castrucci**	Director
Raymond R. Clark**	Director
H. Douglas Cooke III*	Vice President, Marketing

Rocky Coppola*	Vice President, Chief Financial Officer and Treasurer
Ronald J. Dolan*	Director, Vice President and Valuation Actuary

Joseph M. Fischer*	Assistant Counsel and Assistant Secretary; Privacy Officer; NYID Reg. 60 Officer; Compliance Officer
Kristal E. Hambrick*	Director; Product Development Actuary
Gary T. Huffman*	Director; President and Chief Executive Officer

Therese S. McDonough*	Secretary

Jed R. Martin*	Investment Officer
Elizabeth F. Martini*	Assistant Counsel, USA Patriot Act Compliance Officer

John Mulhall 73 Clover Avenue Floral Park, NY 11001	Director
Stephen R. Murphy*	Vice President, Capital Markets
Traci Nelson*	Customer Services Officer
John J. Palmer 2283 E. Sentry Ridge Court Tucson, AZ 85718	Director

Arthur J. Roberts*	Vice President
Joseph R. Sander*	Assistant Treasurer

Julie T. Thomas*	Chief Compliance Officer, Separate Accounts
Peter Whipple*	Illustration Actuary
Sharon A. Wolf*	Customer Services Officer

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242.

**The principal business address of these individuals is 810 Seventh Avenue, New York, New York 10019 ..

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

No entity is controlled by the Depositor or the Registrant. The Registrant is a separate account of the Depositor. The Depositor is owned by The Ohio National Life Insurance Company, an Ohio insurance company which is owned by Ohio National Financial Services, Inc.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	61%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	85%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%
Ohio National Sudamerica S.A. (insurance company)	Chile	0.01%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company	Ohio	100%

(securities broker dealer)
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, LLC, a holding company organized under the laws of Delaware, and (2) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (3) 0.01% of the voting securities of Ohio do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

ON Global Holdings, LLC owns (1) 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns (1) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile, and (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

Ohio National Seguros de Vida S.A. (Chilean insurance company) owns 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and The Ohio National Life Insurance Company under registrant Ohio National Variable Account A. All subsidiaries of The Ohio National Life Insurance Company are included in the consolidated financial statements of The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of April 3, 2014, this series of Registrant’s contracts were owned by 179 owners.

Item 28. Indemnification

Article X of the Depositor’s Charter provides as follows:

No director shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (I) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or any violation of the Insurance Law or knowing violation of any other law or that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to the adoption of this restatement by the shareholders of the Corporation.

Article VIII of the Depositor’s By-laws, “Indemnification of Officers and Directors” provides further details regarding the indemnification of the Depositor’s officers, directors and other employees. The By-laws are contained in Exhibit 6(a) of this registration statement and are incorporated into this Item 28 by reference.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which owns 100% of our outstanding stock. ONEQ also serves as the principal underwriter of securities issued by Variable Account L, another separate account of the Depositor, which separate account is registered as a unit investment trust; and Ohio National Variable Accounts A, B and D, separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

Name	Position with ONEQ

Gary T. Huffman	Director and President
Thomas A. Barefield	Director and Executive Vice President
Michael F. Haverkamp	Director and Secretary

Barbara A. Turner	Director and Senior Vice President
H. Douglas Cooke	Senior Vice President
Andrew J. VanHoy	Vice President, Compliance
Jeffery A. Bley, Jr.	Vice President, Operations
Teresa R. Cooper	Treasurer

Kimberly A. Plante	Assistant Secretary

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$3,518,822	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

National Security Life and Annuity Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, National Security Life and Annuity Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Security Life and Annuity Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, National Security Variable Account N certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 25th day of April, 2014.

National Security Variable Account N
(Registrant)
By: National Security Life and Annuity Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Product Development Actuary – Life and Annuities

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 25th day of April, 2014.

National Security Life and Annuity Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Product Development Actuary – Life and Annuities

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	President and Chief Executive Officer(Principal Executive Officer)	April 25, 2014
*/s/ Thomas A. Barefield Thomas A. Barefield	Director	April 25, 2014
George E. Castrucci	Director	April 25, 2014
*/s/ Raymond R. Clark Raymond R. Clark	Director	April 25, 2014
/s/ Rocky Coppola Rocky Coppola	Vice President, Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	April 25, 2014
*/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 25, 2014
*/s/Gregory H. Lang Gregory H. Lang	Director	April 25, 2014
*/s/ John J. Palmer John J. Palmer	Director	April 25, 2014

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(10)	Consent of KPMG LLP
99(24)	Powers of Attorney